UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2022

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2022 (unaudited)

Agribusiness ETF	MOO®
Future of Food ETF	YUMY
Gold Miners ETF	GDX®
Green Metals ETF	GMET®
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG®
Natural Resources ETF	HAP®
Oil Refiners ETF	CRAK®
Oil Services ETF	OIH®
Rare Earth/Strategic Metals ETF	REMX®
Steel ETF	SLX®
Uranium+Nuclear Energy ETF	NLR®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2022.

VANECK ETF TRUST

PRESIDENT’S LETTER

June 30, 2022 (unaudited)

Dear Fellow Shareholders:

When will market volatility be over? The short answer: not yet. Financial tightening by central banks is never good for financial assets. And while the first half of 2022 has already been painful, we are only now, in midsummer, experiencing the onset of “quantitative tightening,” when the central banks stop buying bonds. This, to me, is the final act in this process and it may take a few months to work itself out. I am hoping that there are no implosions by major, indebted countries, or major dislocations in fixed income or banking markets.

The second signal that will imply less pressure on financial markets—stocks and bonds—is weaker labor markets, because only that, I believe, will slow wage pressure and therefore inflation. While there will likely be many minor signals and headlines, we may not have confirmation of cooling wage pressure until year-end or later.

For over a year, I’ve been saying that we would be in a better position to gauge inflation persistence in the second half of 2022, because only now would we know whether inflationary psychology had affected wages. Well, here we are. Despite a cooling U.S. economy, the labor market is still hot. There is a strong relationship between wages and inflation, which historically becomes more pronounced during periods of high inflation. Based on the fact that the record-setting spending stimulus has led to wage inflation, our view now is that inflation will be higher for longer.

Rising Correlation: Upward Pressure on Wages Leads to Upward Pressure on Inflation

While we expect to be in an elevated inflation regime for an extended period of time, there should be some temporary relief on the horizon from the negative wealth effect from declining asset values, a recent pullback in commodity prices and improving supply chains. But asset values can still fall further from here, commodity prices are still high by historical standards, and supply chain pressures are still at last summer’s levels.

Consumers are being squeezed from high inflation and more restrictive, yet still accommodative, monetary policy. We estimate the evisceration of over $40 trillion from the global stock, bond and crypto markets as a result of the current macro-economic conditions. That equates to nearly half of the world’s GDP!

Multi-Year Investment Themes: Resources Transition and Blockchain Disruption

So, we continue to focus on two multi-year investment themes.

Commodities have broken out of their prolonged bear market to reach record highs, driven by forces—primarily, the supply-demand imbalance—that have been in place even before Russia’s invasion of Ukraine. The Russia-Ukraine crisis has, however, accelerated efforts to reduce dependency on Russian energy supply in Europe, and part of that plan includes a shift towards renewable energy.

Commodity prices have more than doubled from their COVID-19 lows. Yet, the supply response across all industries has been limited due to the emphasis on capital discipline and environmental, social and governance constraints. If we are in the early stages of an economic slowdown, then it is very unlikely that we will see an increase in capital expenditures leading to additional supply. This should lead to a swift rebound in prices when economic growth resumes.

We still like commodity equities, particularly companies involved in green metals used in electric vehicle and clean energy components and, perhaps with a longer-term horizon, agribusiness companies looking to innovate for more efficient, climate-friendly and sustainable food production. Fears of global recession have hurt these investments, but I believe the longer-term trends will prevail.

The fallout from the Terra ecosystem’s collapse in May on the broader digital assets market cannot be understated. It caused major damage, and bankruptcies and liquidations of borrowing/lending firms are likely ahead, not to mention litigation from retail investors. Volatility is a given with crypto, with Bitcoin and Ethereum under the most pressure from their status as the “reserve” holdings for many in the crypto world. However, while I used to think Bitcoin’s drawdown risk was 90% back in 2017, I expected the drawdowns to

3

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

be more muted in current times. This is because the underlying blockchain technology is being used to gain efficiency and reduce risk in the financial system, and I believe adoption will keep expanding.

Growth is Less Rich Relative to Value

For much of 2021, many growth stocks were very richly valued. At the end of 2021, the price-to-earnings (“P/E”) ratio of the Russell 1000 Growth Index was hovering around 40. By comparison, during that same period, the P/E ratio of the Russell 1000 Value Index was below 20. That equated to a valuation spread of roughly 20.

We hadn’t seen such a big dislocation between growth and value stocks since the tech bubble in the early 2000s. That is why, at the start of 2022, we said to wait to buy growth. We could be getting closer, but investors should be cautious. The current spread between the P/E ratios of growth and value stocks is over 11 and the long-term average is 8. If inflation remains persistently high, as we expect, then this spread may go even lower.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each the funds for the six month period ended June 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 12, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

4

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 to June 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
Agribusiness ETF
Actual	$1,000.00	$907.80	0.52%	$2.46
Hypothetical (b)	$1,000.00	$1,022.22	0.52%	$2.61
Future of Food ETF
Actual	$1,000.00	$772.00	0.70%	$3.08
Hypothetical (b)	$1,000.00	$1,021.32	0.70%	$3.51
Gold Miners ETF
Actual	$1,000.00	$858.80	0.51%	$2.35
Hypothetical (b)	$1,000.00	$1,022.27	0.51%	$2.56
Green Metals ETF
Actual	$1,000.00	$836.10	0.60%	$2.73
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01
Junior Gold Miners ETF
Actual	$1,000.00	$767.50	0.52%	$2.28
Hypothetical (b)	$1,000.00	$1,022.22	0.52%	$2.61
Low Carbon Energy ETF
Actual	$1,000.00	$783.30	0.59%	$2.61
Hypothetical (b)	$1,000.00	$1,021.87	0.59%	$2.96
Natural Resources ETF
Actual	$1,000.00	$956.80	0.49%	$2.38
Hypothetical (b)	$1,000.00	$1,022.36	0.49%	$2.46
5

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
Oil Refiners ETF
Actual	$1,000.00	$1,093.60	0.60%	$3.11
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01
Oil Services ETF
Actual	$1,000.00	$1,259.40	0.35%	$1.96
Hypothetical (b)	$1,000.00	$1,023.06	0.35%	$1.76
Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$778.80	0.53%	$2.34
Hypothetical (b)	$1,000.00	$1,022.17	0.53%	$2.66
Steel ETF
Actual	$1,000.00	$930.00	0.56%	$2.68
Hypothetical (b)	$1,000.00	$1,022.02	0.56%	$2.81
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$950.10	0.60%	$2.90
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
6

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 2.2%
Incitec Pivot Ltd. #	7,110,799	$16,302,467
Treasury Wine Estates Ltd. #	2,515,439	19,652,280
		35,954,747
Brazil: 2.5%
Rumo SA	4,678,700	14,288,087
Yara International ASA (NOK) #	640,453	26,753,990
		41,042,077
Canada: 6.5%
Nutrien Ltd. (USD)	1,347,154	107,354,702
Chile: 3.2%
Sociedad Quimica y Minera de Chile SA (ADR)	629,982	52,622,396
China: 3.8%
China Mengniu Dairy Co. Ltd. (HKD) # *	6,802,000	34,098,820
Wilmar International Ltd. (SGD) #	9,431,551	27,403,966
		61,502,786
Denmark: 1.0%
Bakkafrost P/F (NOK) #	195,665	12,572,241
Schouw & Co. A/S #	57,370	4,002,646
		16,574,887
Germany: 8.3%
Bayer AG #	1,944,797	115,859,121
K+S AG #	844,268	20,498,650
		136,357,771
Indonesia: 0.2%
Golden Agri-Resources Ltd. (SGD) #	20,697,645	3,719,434
Israel: 1.4%
ICL Group Ltd. (USD) †	2,441,395	22,167,867

Japan: 4.4%
Kubota Corp. # †	3,546,730	53,083,185
Maruha Nichiro Corp. #	165,300	3,108,197
NH Foods Ltd. #	359,300	11,240,043
Nippon Suisan Kaisha Ltd. #	951,000	4,015,211
		71,446,636
Malaysia: 2.1%
IOI Corp. Bhd #	8,801,555	7,669,858
Kuala Lumpur Kepong Bhd #	1,670,670	8,312,716
PPB Group Bhd	2,393,480	8,612,727
Sime Darby Plantation Bhd #	10,716,100	10,530,565
		35,125,866
Netherlands: 0.7%
OCI NV #	352,515	11,568,554
Norway: 3.6%
Leroy Seafood Group ASA #	1,103,755	7,878,905
Mowi ASA #	1,505,460	34,321,665
Salmar ASA #	228,636	16,137,324
		58,337,894
Russia: 0.0%
PhosAgro PJSC (USD) (GDR) #∞	1,882	0
PhosAgro PJSC (USD) (GDR) #∞	292,219	0
		0
	Number of Shares	Value
Singapore: 0.8%
Charoen Pokphand Indonesia Tbk PT (IDR) #	31,825,900	$12,824,115
Sweden: 0.3%
Oatly Group AB (ADR) * †	1,226,866	4,244,956
Switzerland: 0.6%
Bucher Industries AG #	29,383	10,227,125
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd. #	3,294,000	7,081,867
Thailand: 0.9%
Charoen Pokphand Foods PCL (NVDR) #	20,766,636	15,296,836
United Kingdom: 3.2%
CNH Industrial NV (USD)	3,972,153	46,037,253
Genus Plc #	223,393	6,817,368
		52,854,621
United States: 53.7%
AGCO Corp.	223,594	22,068,728
Archer-Daniels-Midland Co.	1,135,908	88,146,461
Balchem Corp.	85,007	11,028,808
Beyond Meat, Inc. * †	204,609	4,898,339
Bunge Ltd.	441,729	40,060,403
CF Industries Holdings, Inc.	570,496	48,908,622
Corteva, Inc.	1,771,014	95,882,698
Darling Ingredients, Inc. *	527,210	31,527,158
Deere & Co.	412,383	123,496,337
Elanco Animal Health, Inc. *	1,129,274	22,167,648
FMC Corp.	411,083	43,989,992
Mosaic Co.	1,197,573	56,561,373
Neogen Corp. *	294,866	7,103,322
Pilgrim’s Pride Corp. *	212,026	6,621,572
Sanderson Farms, Inc.	73,839	15,914,520
Toro Co.	345,949	26,219,475
Tyson Foods, Inc.	1,041,657	89,645,001
Zoetis, Inc.	854,716	146,917,133
		881,157,590
Total Common Stocks (Cost: $1,674,219,592)		1,637,462,727

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4% (Cost: $6,592,867)
Money Market Fund: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	6,592,867	6,592,867
Total Investments: 100.2% (Cost: $1,680,812,459)		1,644,055,594
Liabilities in excess of other assets: (0.2)%		(3,297,607)
NET ASSETS: 100.0%		$1,640,757,987

See Notes to Financial Statements

7

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $500,977,149 which represents 30.5% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,494,145.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	31.9%	$522,455,958
Health Care	18.2	298,864,592
Industrials	18.1	295,420,191
Materials	31.8	520,721,986
	100.0%	$1,637,462,727

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$35,954,747	$—	$35,954,747
Brazil	14,288,087	26,753,990	—	41,042,077
Canada	107,354,702	—	—	107,354,702
Chile	52,622,396	—	—	52,622,396
China	—	61,502,786	—	61,502,786
Denmark	—	16,574,887	—	16,574,887
Germany	—	136,357,771	—	136,357,771
Indonesia	—	3,719,434	—	3,719,434
Israel	22,167,867	—	—	22,167,867
Japan	—	71,446,636	—	71,446,636
Malaysia	8,612,727	26,513,139	—	35,125,866
Netherlands	—	11,568,554	—	11,568,554
Norway	—	58,337,894	—	58,337,894
Russia	—	—	0	0
Singapore	—	12,824,115	—	12,824,115
Sweden	4,244,956	—	—	4,244,956
Switzerland	—	10,227,125	—	10,227,125
Taiwan	—	7,081,867	—	7,081,867
Thailand	—	15,296,836	—	15,296,836
United Kingdom	46,037,253	6,817,368	—	52,854,621
United States	881,157,590	—	—	881,157,590
Money Market Fund	6,592,867	—	—	6,592,867
Total Investments	$1,143,078,445	$500,977,149	$0	$1,644,055,594

See Notes to Financial Statements

8

VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.9%
Brazil: 0.5%
Yara International ASA (NOK) #	345	$14,412
Canada: 4.0%
Maple Leaf Foods, Inc.	5,760	113,016
China: 2.2%
Vitasoy International Holdings Ltd. (HKD) #	36,000	63,104
Denmark: 7.0%
Chr. Hansen Holding A/S #	1,506	109,690
Novozymes A/S #	1,518	91,155
		200,845
France: 2.4%
Danone SA #	1,221	68,216
Germany: 3.0%
Symrise AG #	789	85,847
Ireland: 3.1%
Kerry Group Plc #	921	88,834
Isle of Man: 0.4%
Agronomics Ltd. # *	57,531	11,175
Israel: 0.0%
Else Nutrition Holdings, Inc. (CAD) *	2,502	1,164
Japan: 1.9%
Kubota Corp. #	3,600	53,880
Mexico: 3.9%
Orbia Advance Corp. SAB de CV	48,210	112,450
Netherlands: 0.8%
Corbion NV #	795	23,893
Norway: 0.6%
Atlantic Sapphire ASA # * †	8,175	16,086
Philippines: 0.9%
Monde Nissin Corp. 144A # *	110,700	26,198
Sweden: 3.3%
BioGaia AB #	2,460	24,987
Oatly Group AB (ADR) * †	20,139	69,681
		94,668
Switzerland: 8.0%
Bucher Industries AG #	162	56,386
Givaudan SA #	30	105,443
Nestle SA #	576	67,129
		228,958
United States: 56.9%
AgEagle Aerial Systems, Inc. *	2,532	1,636
Amyris, Inc. * †	5,613	10,384
AppHarvest, Inc. * †	29,643	103,454
Archer-Daniels-Midland Co.	867	67,279
Balchem Corp.	231	29,970
Ball Corp.	1,383	95,109
Benson Hill, Inc. *	10,593	29,025
Berry Global Group, Inc. *	522	28,522
Beyond Meat, Inc. * †	1,632	39,070
Bunge Ltd.	1,239	112,365
	Number of Shares	Value
United States (continued)
Cadiz, Inc. *	4,329	$10,087
Conagra Brands, Inc.	1,188	40,677
Corteva, Inc.	3,291	178,175
Deere & Co.	375	112,301
Ecolab, Inc.	165	25,370
FMC Corp.	543	58,106
Ginkgo Bioworks Holdings, Inc. *	6,228	14,823
GrowGeneration Corp. * †	1,116	4,006
Hydrofarm Holdings Group, Inc. *	537	1,869
Ingredion, Inc.	1,533	135,149
International Flavors & Fragrances, Inc.	762	90,769
John Bean Technologies Corp.	399	44,058
Kellogg Co.	585	41,734
Lindsay Corp.	498	66,144
Local Bounti Corp. *	4,164	13,242
Tattooed Chef, Inc. * †	7,668	48,308
Titan International, Inc. *	2,535	38,279
Trimble, Inc. *	1,299	75,641
Tyson Foods, Inc.	456	39,243
Valmont Industries, Inc.	306	68,737
		1,623,532
Total Common Stocks (Cost: $3,451,875)		2,826,278

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.2% (Cost: $206,813)
Money Market Fund: 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio	206,813	206,813
Total Investments: 106.1% (Cost: $3,658,688)		3,033,091
Liabilities in excess of other assets: (6.1)%		(173,122)
NET ASSETS: 100.0%		$2,859,969

See Notes to Financial Statements

9

VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $906,435 which represents 31.7% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $210,454.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $26,198, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	0.1%	$4,006
Consumer Staples	41.8	1,182,974
Financials	0.4	11,175
Health Care	0.9	24,987
Industrials	15.7	443,290
Information Technology	2.7	75,641
Materials	38.0	1,074,119
Utilities	0.4	10,086
	100.0%	$2,826,278

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$—	$14,412	$—	$14,412
Canada	113,016	—	—	113,016
China	—	63,104	—	63,104
Denmark	—	200,845	—	200,845
France	—	68,216	—	68,216
Germany	—	85,847	—	85,847
Ireland	—	88,834	—	88,834
Isle of Man	—	11,175	—	11,175
Israel	1,164	—	—	1,164
Japan	—	53,880	—	53,880
Mexico	112,450	—	—	112,450
Netherlands	—	23,893	—	23,893
Norway	—	16,086	—	16,086
Philippines	—	26,198	—	26,198
Sweden	69,681	24,987	—	94,668
Switzerland	—	228,958	—	228,958
United States	1,623,532	—	—	1,623,532
Money Market Fund	206,813	—	—	206,813
Total Investments	$2,126,656	$906,435	$—	$3,033,091

See Notes to Financial Statements

10

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 11.6%
Capricorn Metals Ltd. # * ‡	19,687,331	$42,487,061
Evolution Mining Ltd. # ‡	97,117,681	158,087,871
Gold Road Resources Ltd. # †	46,821,310	36,278,733
Newcrest Mining Ltd. #	35,065,821	497,673,693
Northern Star Resources Ltd. # † ‡	61,731,493	288,473,625
Perseus Mining Ltd. # ‡	72,027,268	77,857,838
Ramelius Resources Ltd. # ‡	45,956,413	27,403,678
Regis Resources Ltd. # ‡	39,990,097	35,481,219
Silver Lake Resources Ltd. # * † ‡	49,282,866	40,811,473
St Barbara Ltd. # † ‡	43,211,000	22,107,578
West African Resources Ltd. # * ‡	54,096,883	44,866,999
		1,271,529,768
Brazil: 7.5%
Wheaton Precious Metals Corp. (USD) †	16,106,760	580,326,563
Yamana Gold, Inc. (USD) † ‡	50,918,364	236,770,392
		817,096,955
Burkina Faso: 0.4%
IAMGOLD Corp. (USD) * † ‡	25,372,336	40,849,461
Canada: 42.2%
Agnico Eagle Mines Ltd. (USD) †	16,257,745	743,954,411
Alamos Gold, Inc. (USD) ‡	20,776,734	145,852,673
Aya Gold & Silver, Inc. * † ‡	5,561,021	28,280,397
B2Gold Corp. (USD) ‡	55,979,176	189,769,407
Barrick Gold Corp. (USD)	63,480,430	1,122,968,807
Dundee Precious Metals, Inc. ‡	10,113,349	50,255,101
Endeavour Silver Corp. (USD) * † ‡	9,591,525	30,117,389
Equinox Gold Corp. (USD) * † ‡	16,041,476	71,224,153
First Majestic Silver Corp. (USD) † ‡	13,855,665	99,483,675
Fortuna Silver Mines, Inc. (USD) * † ‡	15,480,256	43,963,927
Franco-Nevada Corp. (USD)	6,831,292	898,861,401
GoGold Resources, Inc. * † ‡	15,637,870	24,851,842
K92 Mining, Inc. * † ‡	12,017,310	72,386,138
Karora Resources, Inc. * †	8,225,883	21,171,310
Kinross Gold Corp. (USD) ‡	68,834,660	246,428,083
New Gold, Inc. (USD) * ‡	36,099,644	38,626,619
OceanaGold Corp. * † ‡	37,310,998	71,443,207
Osisko Gold Royalties Ltd. (USD) † ‡	9,789,421	98,873,152
Pan American Silver Corp. (USD) ‡	11,153,447	219,388,302
Sandstorm Gold Ltd. (USD) ‡	10,184,531	60,597,959
Silvercorp Metals, Inc. (USD) ‡	9,383,532	23,271,159
SSR Mining, Inc. (USD) ‡	11,265,715	188,137,441
Torex Gold Resources, Inc. * ‡	4,546,643	35,035,181
	Number of Shares	Value
Canada (continued)
Victoria Gold Corp. * † ‡	3,391,383	$26,264,519
Wesdome Gold Mines Ltd. * † ‡	7,517,737	64,981,408
		4,616,187,661
China: 4.5%
Zhaojin Mining Industry Co. Ltd. (HKD) # * † ‡	138,255,500	119,437,639
Zijin Mining Group Co. Ltd. (HKD) # ‡	303,956,000	369,872,999
		489,310,638
Egypt: 0.5%
Centamin Plc (GBP) # ‡	61,271,861	58,441,764
Kyrgyzstan: 1.0%
Centerra Gold, Inc. (CAD) ‡	15,759,198	106,653,590
Peru: 0.8%
Cia de Minas Buenaventura SAA (ADR) † ‡	13,442,510	88,720,566
South Africa: 5.1%
DRDGOLD Ltd. (ADR) † ‡	4,580,819	26,889,407
Gold Fields Ltd. (ADR) † ‡	47,221,292	430,658,183
Harmony Gold Mining Co. Ltd. (ADR) † ‡	32,665,205	102,242,092
		559,789,682
Tanzania: 3.0%
AngloGold Ashanti Ltd. (ADR) † ‡	22,165,662	327,830,141
Turkey: 0.6%
Eldorado Gold Corp. (USD) * † ‡	9,784,900	62,525,511
United Kingdom: 2.5%
Endeavour Mining Plc (CAD) † ‡	13,132,187	271,103,639
United States: 20.3%
Coeur Mining, Inc. * ‡	14,875,893	45,222,715
Hecla Mining Co. ‡	28,560,255	111,956,200
Newmont Corp.	28,314,272	1,689,512,610
Royal Gold, Inc. ‡	3,477,739	371,352,970
		2,218,044,495
Total Common Stocks (Cost: $11,866,939,754)		10,928,083,871

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $132,623,401)
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	132,623,401	132,623,401
Total Investments: 101.2% (Cost: $11,999,563,155)		11,060,707,272
Liabilities in excess of other assets: (1.2)%		(127,719,756)
NET ASSETS: 100.0%		$10,932,987,516

See Notes to Financial Statements

11

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,819,282,170 which represents 16.6% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $237,120,762.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.7%	$10,346,770,981
Silver	5.3	581,312,890
	100.0%	$10,928,083,871

See Notes to Financial Statements

12

Transactions in securities of affiliates for the period ended June 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
Alamos Gold, Inc.	$–(a)	$48,097,734	$(20,600,717)	$4,688,829	$920,356	$(21,113,596)	$145,852,673
AngloGold Ashanti Ltd.	–(a)	139,358,630	(57,428,047)	13,681,660	2,664,669	(158,894,115)	327,830,141
Aya Gold & Silver, Inc.	–(a)	10,929,923	(4,681,366)	(200,878)	–	(13,119,505)	28,280,397
B2Gold Corp.	–(a)	69,367,589	(29,580,927)	8,732,816	3,980,191	(43,995,730)	189,769,407
Capricorn Metals Ltd.	–(a)	16,206,472	(6,764,851)	970,096	–	(8,997,762)	42,487,061
Centamin Plc	–(a)	20,564,542	(9,201,850)	(737,188)	2,926,179	(14,750,262)	58,441,764
Centerra Gold, Inc.	–(a)	41,631,480	(17,690,430)	6,275,050	1,535,797	(25,904,149)	106,653,590
Cia de Minas Buenaventura SAA	–(a)	37,353,330	(14,947,616)	(1,850,992)	961,249	(14,765,444)	88,720,566
Coeur Mining, Inc.	–(a)	21,790,518	(7,457,466)	(1,388,328)	–	(25,550,843)	45,222,715
DRDGOLD Ltd.	–(a)	11,766,756	(4,746,060)	(798,408)	473,394	(12,072,167)	26,889,408
Dundee Precious Metals, Inc.	–(a)	17,564,171	(7,917,177)	2,240,955	794,942	(14,537,756)	50,255,101
Eldorado Gold Corp.	–(a)	29,441,831	(11,848,759)	1,295,675	–	(32,621,294)	62,525,511
Endeavour Mining Plc	–(a)	94,928,177	(40,350,795)	13,955,726	2,999,065	(40,940,337)	271,103,640
Endeavour Silver Corp.	–(a)	13,717,829	(4,767,720)	(685,049)	–	(10,280,761)	30,117,388
Equinox Gold Corp.	–(a)	34,583,230	(13,620,512)	(1,378,504)	–	(39,123,181)	71,224,153
Evolution Mining Ltd.	–(a)	86,489,494	(35,317,059)	3,636,549	1,735,631	(139,389,226)	158,087,871
First Majestic Silver Corp.	–(a)	51,075,906	(18,368,763)	4,116,996	176,286	(64,647,388)	99,483,675
Fortuna Silver Mines, Inc.	–(a)	17,520,949	(7,092,184)	(1,039,615)	–	(16,214,057)	43,963,927
GoGold Resources, Inc.	–(a)	11,600,686	(3,979,391)	(490,654)	–	(11,790,682)	24,851,842
Gold Fields Ltd.	–(a)	168,157,505	(72,149,885)	44,276,610	6,721,984	(145,270,713)	430,658,183
Harmony Gold Mining Co. Ltd.	113,149,948	42,491,665	(16,997,086)	3,111,347	859,324	(39,513,782)	102,242,092
Hecla Mining Co.	–(a)	50,654,106	(19,685,445)	6,536,687	317,467	(50,987,126)	111,956,200
IAMGOLD Corp.	–(a)	22,020,319	(8,795,689)	(1,470,004)	–	(37,560,027)	40,849,461
K92 Mining, Inc.	–(a)	25,373,226	(9,642,667)	465,117	–	190,178	72,386,138
Kinross Gold Corp.	–(a)	115,348,983	(44,449,711)	6,251,025	3,613,076	(155,895,091)	246,428,083
New Gold, Inc.	–(a)	17,274,615	(7,053,161)	1,706,758	–	(18,908,932)	38,626,619
Northern Star Resources Ltd.	–(a)	131,507,021	(53,973,480)	2,826,594	3,726,555	(149,294,393)	288,473,625
OceanaGold Corp.	–(a)	23,929,468	(9,918,722)	349,294	–	2,328,512	71,443,207
Osisko Gold Royalties Ltd.	–(a)	43,438,652	(13,871,527)	1,623,141	791,997	(23,367,738)	98,873,152
Pan American Silver Corp.	–(a)	83,984,182	(34,662,410)	10,100,706	2,377,915	(74,535,386)	219,388,302
Perseus Mining Ltd.	–(a)	35,266,368	(10,804,647)	4,852,804	318,052	(16,277,852)	77,857,838
Ramelius Resources Ltd.	–(a)	14,182,464	(6,006,249)	(717,126)	–	(24,361,467)	27,403,678
Regis Resources Ltd.	–(a)	17,248,116	(7,212,386)	(836,082)	–	(21,649,254)	35,481,219
Royal Gold, Inc.	–(a)	130,418,328	(54,577,380)	15,578,769	3,402,756	(28,435,258)	371,352,970
Sandstorm Gold Ltd.	–(a)	22,566,323	(8,936,219)	1,694,286	288,379	(7,721,886)	60,597,959
Silver Lake Resources Ltd.	–(a)	23,720,890	(7,831,831)	569,817	–	(26,868,865)	40,811,473

See Notes to Financial Statements

13

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2022 were as follows: (continued)

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
Silvercorp Metals, Inc.	–(a)	9,911,024	(3,975,529)	(765,128)	111,504	(11,541,003)	23,271,159
SSR Mining, Inc.	–(a)	69,300,586	(28,622,996)	13,517,010	1,419,919	(33,454,096)	188,137,440
St Barbara Ltd.	–(a)	16,011,209	(4,621,449)	(732,030)	–	(22,396,479)	22,107,578
Torex Gold Resources, Inc.	–(a)	15,647,266	(6,381,304)	(830,573)	–	(13,262,775)	35,035,181
Victoria Gold Corp.	–(a)	12,780,708	(5,068,099)	(563,682)	–	(12,427,657)	26,264,519
Wesdome Gold Mines Ltd.	–(a)	25,400,722	(9,718,906)	2,719,302	–	(10,466,237)	64,981,408
West African Resources Ltd.	–(a)	14,616,564	(6,438,850)	(133,552)	–	(7,288,602)	44,866,999
Yamana Gold, Inc.	–(a)	78,574,321	(33,167,498)	9,708,999	2,993,793	159,937	236,770,393
Zhaojin Mining Industry Co. Ltd.	–(a)	37,254,223	(15,417,460)	(538,341)	–	(1,622,662)	119,437,638
Zijin Mining Group Co. Ltd.	–(a)	122,588,302	(51,646,796)	36,802,412	8,608,268	(43,982,454)	369,872,999
	$113,149,948	$2,143,656,403	$(867,989,072)	$207,128,896	$54,718,748	$(1,683,119,363)	$5,337,336,343

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,271,529,768	$—	$1,271,529,768
Brazil	817,096,955	—	—	817,096,955
Burkina Faso	40,849,461	—	—	40,849,461
Canada	4,616,187,661	—	—	4,616,187,661
China	—	489,310,638	—	489,310,638
Egypt	—	58,441,764	—	58,441,764
Kyrgyzstan	106,653,590	—	—	106,653,590
Peru	88,720,566	—	—	88,720,566
South Africa	559,789,682	—	—	559,789,682
Tanzania	327,830,141	—	—	327,830,141
Turkey	62,525,511	—	—	62,525,511
United Kingdom	271,103,639	—	—	271,103,639
United States	2,218,044,495	—	—	2,218,044,495
Money Market Fund	132,623,401	—	—	132,623,401
Total Investments	$9,241,425,102	$1,819,282,170	$—	$11,060,707,272

See Notes to Financial Statements

14

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 15.1%
Allkem Ltd. # *	42,343	$301,717
Glencore Plc (GBP) #	308,535	1,667,246
IGO Ltd. #	39,551	270,079
Iluka Resources Ltd. #	22,157	143,984
Lynas Rare Earths Ltd. # *	59,251	356,786
OZ Minerals Ltd. #	21,230	259,999
Pilbara Minerals Ltd. # *	179,907	285,093
		3,284,904
Canada: 6.4%
Hudbay Minerals, Inc. (USD)	12,701	51,820
Ivanhoe Mines Ltd. *	33,443	192,110
Lithium Americas Corp. (USD) * †	8,027	161,584
Teck Resources Ltd. (USD)	32,904	1,005,875
		1,411,389
Chile: 1.3%
Lundin Mining Corp. (CAD)	46,503	294,170
China: 31.8%
Beijing Easpring Material Technology Co. Ltd. #	26,100	353,300
Chengxin Lithium Group Co. Ltd. #	53,600	484,364
China Minmetals Rare Earth Co. Ltd. #	43,900	205,355
China Northern Rare Earth Group High-Tech Co. Ltd. #	151,768	798,454
Ganfeng Lithium Co. Ltd. #	52,300	1,164,436
GEM Co. Ltd. #	324,800	441,838
Inner Mongolia Xingye Mining Co. Ltd. # *	74,000	78,570
Jiangxi Copper Co. Ltd. #	40,303	107,252
MMG Ltd. (HKD) # *	208,000	77,228
Nanjing Hanrui Cobalt Co. Ltd. #	15,900	137,865
Ningbo Shanshan Co. Ltd. #	82,200	364,999
Shenghe Resources Holding Co. Ltd. #	96,800	326,748
Tongling Nonferrous Metals Group Co. Ltd. #	494,800	241,449
Western Mining Co. Ltd. #	124,500	220,527
Youngy Co. Ltd. # *	14,700	338,278
Yunnan Copper Co. Ltd. #	78,600	133,633
Yunnan Tin Co. Ltd. #	71,000	177,972
Zhejiang Huayou Cobalt Co. Ltd. #	91,230	1,305,911
		6,958,179
Germany: 0.7%
Aurubis AG #	2,348	159,835
Japan: 2.9%
Mitsubishi Materials Corp. #	6,500	92,921
Sumitomo Metal Mining Co. Ltd. #	17,800	551,166
		644,087
Liechtenstein: 1.8%
Antofagasta Plc (GBP) #	28,687	404,139
	Number of Shares	Value
Mexico: 5.8%
Grupo Mexico SAB de CV	232,300	$958,756
Southern Copper Corp. (USD)	6,345	316,044
		1,274,800
Poland: 1.1%
KGHM Polska Miedz SA # *	8,655	230,500
Russia: 0.0%
MMC Norilsk Nickel PJSC (ADR) #∞	44,052	0
South Africa: 13.5%
Anglo American Platinum Ltd. #	4,157	360,193
Anglo American Plc (GBP) #	41,425	1,477,416
Impala Platinum Holdings Ltd. #	45,040	496,224
Northam Platinum Holdings Ltd. # *	15,980	166,337
Sibanye Stillwater Ltd. (ADR) †	42,224	420,973
		2,921,143
Sweden: 2.8%
Boliden AB #	19,183	612,425
United States: 14.1%
Albemarle Corp.	6,675	1,394,941
Freeport-McMoRan, Inc.	43,199	1,264,002
Livent Corp. *	8,930	202,622
MP Materials Corp. *	6,888	220,967
		3,082,532
Zambia: 2.8%
First Quantum Minerals Ltd. (CAD)	32,001	605,810
Total Common Stocks (Cost: $26,464,481)		21,883,913

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4% (Cost: $530,041)
Money Market Fund: 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio	530,041	530,041
Total Investments: 102.5% (Cost: $26,994,522)		22,413,954
Liabilities in excess of other assets: (2.5)%		(540,221)
NET ASSETS: 100.0%		$21,873,733

See Notes to Financial Statements

15

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,794,239 which represents 67.6% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $496,178.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Copper	18.4%	$4,016,834
Distillers & Vintners	0.7	161,583
Diversified Metals & Mining	61.3	13,409,724
Electrical Components & Equipment	1.6	353,300
Forest Products	2.2	484,363
Precious Metals & Minerals	6.6	1,443,727
Specialty Chemicals	9.2	2,014,382
	100.0%	$21,883,913

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,284,904	$—	$3,284,904
Canada	1,411,389	—	—	1,411,389
Chile	294,170	—	—	294,170
China	—	6,958,179	—	6,958,179
Germany	—	159,835	—	159,835
Japan	—	644,087	—	644,087
Liechtenstein	—	404,139	—	404,139
Mexico	1,274,800	—	—	1,274,800
Poland	—	230,500	—	230,500
Russia	—	—	0	0
South Africa	420,973	2,500,170	—	2,921,143
Sweden	—	612,425	—	612,425
United States	3,082,532	—	—	3,082,532
Zambia	605,810	—	—	605,810
Money Market Fund	530,041	—	—	530,041
Total Investments	$7,619,715	$14,794,239	$0	$22,413,954

See Notes to Financial Statements

16

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 14.3%
Alkane Resources Ltd. # * †	19,099,483	$8,148,737
Aurelia Metals Ltd. # * †	57,101,617	10,019,763
Australian Strategic Materials Ltd. # *	1	2
Bellevue Gold Ltd. # * †	32,575,358	14,334,763
Capricorn Metals Ltd. # *	13,721,500	29,612,252
Dacian Gold Ltd. # * †	38,487,409	2,156,254
De Grey Mining Ltd. # * †	46,548,620	25,671,636
Evolution Mining Ltd. # †	68,578,861	111,632,465
Firefinch Ltd. # * †	54,525,312	7,498,867
Gold Road Resources Ltd. # †	38,644,561	29,943,112
Kingsgate Consolidated Ltd. # * †	10,131,276	9,271,284
Perseus Mining Ltd. #	59,457,120	64,270,143
Ramelius Resources Ltd. #	37,509,157	22,366,603
Red 5 Ltd. # * †	77,854,902	13,320,202
Regis Resources Ltd. # †	28,972,138	25,705,533
Resolute Mining Ltd. # *	41,301,708	6,394,172
Silver Lake Resources Ltd. # * †	38,416,352	31,812,840
Silver Mines Ltd. # * †	62,768,429	5,590,694
St Barbara Ltd. #	30,915,695	15,817,064
West African Resources Ltd. # *	40,680,616	33,739,784
Westgold Resources Ltd. # †	13,343,806	10,855,218
		478,161,388
Brazil: 5.7%
Yamana Gold, Inc. (USD)	41,092,168	191,078,581
Burkina Faso: 0.9%
IAMGOLD Corp. (USD) *	17,916,680	28,845,855
Canada: 53.9%
Alamos Gold, Inc. (USD)	14,861,886	104,330,441
Alexco Resource Corp. (USD) * †	6,878,717	2,748,047
Americas Gold & Silver Corp. (USD) * †	7,895,119	5,435,000
Argonaut Gold, Inc. * †	11,257,211	3,927,086
Arizona Metals Corp. * †	4,393,970	13,386,800
Artemis Gold, Inc. * †	5,012,452	21,294,032
Aya Gold & Silver, Inc. * †	4,130,873	21,007,424
B2Gold Corp. (USD)	36,449,014	123,562,157
Calibre Mining Corp. * †	14,587,079	10,969,004
Dakota Gold Corp. (USD) * †	2,605,851	8,729,601
Discovery Silver Corp. * †	10,486,047	9,348,389
Dundee Precious Metals, Inc.	6,085,719	30,241,063
Endeavour Silver Corp. (USD) *	7,917,188	24,859,970
Equinox Gold Corp. (USD) * †	12,239,773	54,344,592
First Majestic Silver Corp. (USD) †	10,089,313	72,441,267
Fortuna Silver Mines, Inc. (USD) * †	12,763,855	36,249,348
Galiano Gold, Inc. (USD) * †	6,011,340	2,416,559
GCM Mining Corp. †	4,001,590	10,888,469
GoGold Resources, Inc. * †	12,334,321	19,601,813
	Number of Shares	Value
Canada (continued)
Gold Royalty Corp. (USD) †	4,832,752	$10,873,692
Gold Standard Ventures Corp. (USD) * †	11,329,804	3,549,628
GoldMining, Inc. (USD) * †	6,581,114	6,292,861
Great Panther Mining Ltd. (USD) * †	20,504,237	2,530,223
i-80 Gold Corp. * †	5,953,889	10,708,184
Jaguar Mining, Inc. †	1,091,458	2,402,993
K92 Mining, Inc. * †	7,783,077	46,881,281
Karora Resources, Inc. *	6,035,088	15,532,767
Kinross Gold Corp. (USD)	51,763,966	185,314,998
Liberty Gold Corp. * †	12,441,442	5,304,696
Lundin Gold, Inc. * †	3,999,244	28,646,858
MAG Silver Corp. (USD) * †	3,375,774	41,083,170
Marathon Gold Corp. * †	8,439,718	8,636,325
Maverix Metals, Inc. (USD) †	2,505,816	10,900,300
McEwen Mining, Inc. (USD) * †	19,126,891	8,400,531
Metalla Royalty & Streaming Ltd. (USD) * †	1,948,606	9,411,767
New Found Gold Corp. * †	3,050,568	13,645,318
New Gold, Inc. (USD) *	25,851,507	27,661,112
New Pacific Metals Corp. * †	4,255,584	12,107,441
Novagold Resources, Inc. (USD) *	8,907,081	42,843,060
Novo Resources Corp. * †	9,798,889	3,342,386
OceanaGold Corp. *	27,715,533	53,069,783
Orla Mining Ltd. * †	6,713,745	18,320,386
Osisko Gold Royalties Ltd. (USD)	4,850,103	48,986,040
Osisko Mining, Inc. * †	10,883,948	25,818,738
Pan American Silver Corp. (USD) †	9,205,615	181,074,447
Prime Mining Corp. * †	3,712,189	4,690,777
Sabina Gold & Silver Corp. * †	19,459,736	15,990,790
Sandstorm Gold Ltd. (USD)	8,405,935	50,015,313
Seabridge Gold, Inc. (USD) * †	3,390,390	42,142,548
Silvercorp Metals, Inc. (USD) †	7,658,739	18,993,673
SilverCrest Metals, Inc. (USD) * †	5,530,207	33,789,565
Skeena Resources Ltd. * †	2,069,435	10,909,072
SSR Mining, Inc. (USD) †	7,955,190	132,851,673
Sulliden Mining Capital, Inc. *	1,689,990	98,259
Torex Gold Resources, Inc. *	2,961,392	22,819,672
Victoria Gold Corp. * †	1,785,205	13,825,496
Wallbridge Mining Co. Ltd. * †	29,582,989	4,357,353
Wesdome Gold Mines Ltd. *	5,815,210	50,265,198
		1,799,869,436
China: 1.2%
Real Gold Mining Ltd. (HKD) # *∞	19,287,400	0

See Notes to Financial Statements

17

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
China (continued)
Zhaojin Mining Industry Co. Ltd. (HKD) # * †	45,645,700	$39,432,897
		39,432,897
Egypt: 1.2%
Centamin Plc (GBP) #	40,457,125	38,588,444
Indonesia: 1.9%
Bumi Resources Minerals Tbk PT *	3,910,353,300	64,571,030
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc (USD) †	424,011	4,642,920
Kyrgyzstan: 1.6%
Centerra Gold, Inc. (CAD)	7,795,673	52,758,809
Mexico: 4.2%
Fresnillo Plc (GBP) #	8,951,163	83,422,015
Industrias Penoles SAB de CV †	5,987,634	55,259,282
		138,681,297
Peru: 2.3%
Cia de Minas Buenaventura SAA (ADR)	8,948,877	59,062,588
Hochschild Mining Plc (GBP) #	15,480,490	18,171,393
		77,233,981
South Africa: 2.2%
DRDGOLD Ltd. (ADR)	2,100,468	12,329,747
Harmony Gold Mining Co. Ltd. (ADR) †	19,471,513	60,945,836
		73,275,583
	Number of Shares	Value
Turkey: 1.9%
Eldorado Gold Corp. (USD) *	6,554,508	$41,883,306
Koza Altin Isletmeleri AS # *	2,222,937	22,592,115
		64,475,421
United Kingdom: 4.6%
Endeavour Mining Plc #	6,382,780	131,931,675
Greatland Gold Plc # * †	185,915,625	20,834,558
		152,766,233
United States: 3.8%
Aura Minerals, Inc. (BRL) (BDR)	1,728,277	11,312,647
Coeur Mining, Inc. *	9,550,806	29,034,450
Gatos Silver, Inc. *	1,678,999	4,818,727
Gold Resource Corp.	4,034,729	6,576,608
Hecla Mining Co.	19,119,954	74,950,220
		126,692,652
Total Common Stocks (Cost: $4,578,741,594)		3,331,074,527

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8% (Cost: $92,878,949)
Money Market Fund: 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio	92,878,949	92,878,949
Total Investments: 102.6% (Cost: $4,671,620,543)		3,423,953,476
Liabilities in excess of other assets: (2.6)%		(86,489,685)
NET ASSETS: 100.0%		$3,337,463,791

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $833,134,485 which represents 25.0% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $131,657,663.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	3.0%	$102,460,724
Gold	75.8	2,521,758,285
Precious Metals & Minerals	5.5	181,980,888
Silver	15.7	524,874,630
	100.0%	$3,331,074,527

See Notes to Financial Statements

18

Transactions in securities of affiliates for the period ended June 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
Silver Mines Ltd.	$10,965,205	$1,087,842	$(1,842,678)	$(388,872)	$–	$(4,230,803)	$–(a)
Silvercorp Metals, Inc.	35,008,409	3,276,309	(9,053,615)	(5,061,125)	97,595	(5,176,306)	–(a)
	$45,973,614	$4,364,151	$(10,896,293)	$(5,449,997)	$97,595	$(9,407,109)	$–

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$478,161,388	$—	$478,161,388
Brazil	191,078,581	—	—	191,078,581
Burkina Faso	28,845,855	—	—	28,845,855
Canada	1,799,869,436	—	—	1,799,869,436
China	—	39,432,897	0	39,432,897
Egypt	—	38,588,444	—	38,588,444
Indonesia	64,571,030	—	—	64,571,030
Jersey, Channel Islands	4,642,920	—	—	4,642,920
Kyrgyzstan	52,758,809	—	—	52,758,809
Mexico	55,259,282	83,422,015	—	138,681,297
Peru	59,062,588	18,171,393	—	77,233,981
South Africa	73,275,583	—	—	73,275,583
Turkey	41,883,306	22,592,115	—	64,475,421
United Kingdom	—	152,766,233	—	152,766,233
United States	126,692,652	—	—	126,692,652
Money Market Fund	92,878,949	—	—	92,878,949
Total Investments	$2,590,818,991	$833,134,485	$0	$3,423,953,476

See Notes to Financial Statements

19

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Austria: 0.6%
Verbund AG #	13,767	$1,350,043
Brazil: 1.2%
Centrais Eletricas Brasileiras SA (ADR) †	142,630	1,265,128
Cia Energetica de Minas Gerais (ADR) †	523,975	1,058,429
Cia Paranaense de Energia (ADR)	73,132	465,120
		2,788,677
Canada: 3.6%
Ballard Power Systems, Inc. (USD) * †	106,583	671,473
Boralex, Inc. †	38,037	1,264,411
Brookfield Renewable Corp. (USD)	44,716	1,592,337
Canadian Solar, Inc. (USD) * †	18,021	561,174
Innergex Renewable Energy, Inc. †	56,468	757,313
Northland Power, Inc. †	98,511	2,926,424
TransAlta Renewables, Inc. †	45,435	579,407
		8,352,539
Chile: 0.3%
Enel Americas SA (ADR) †	164,387	747,961
China: 23.9%
BYD Co. Ltd. (HKD) #	285,000	11,487,980
China Everbright Environment Group Ltd. (HKD) #	1,490,000	881,049
China Longyuan Power Group Corp. Ltd. (HKD) #	739,000	1,432,129
Daqo New Energy Corp. (ADR) *	23,785	1,697,773
GCL Technology Holdings Ltd. (HKD) # * †	8,766,000	4,249,641
JinkoSolar Holding Co. Ltd. (ADR) *	20,808	1,439,498
Li Auto, Inc. (ADR) *	265,646	10,176,898
NIO, Inc. (ADR) *	608,963	13,226,676
Xinyi Solar Holdings Ltd. (HKD) #	2,044,000	3,167,221
XPeng, Inc. (ADR) *	219,328	6,961,471
		54,720,336
Denmark: 7.8%
Orsted AS 144A #	80,518	8,461,630
ROCKWOOL International A/S #	3,163	716,514
Vestas Wind Systems A/S #	408,344	8,662,924
		17,841,068
France: 0.3%
Neoen SA 144A # †	21,419	805,501
Germany: 1.4%
Encavis AG #	51,226	939,083
Nordex SE # *	45,634	390,541
Siemens Gamesa Renewable Energy SA # * †	95,673	1,799,545
		3,129,169
Ireland: 1.1%
Kingspan Group Plc #	41,752	2,504,604
	Number of Shares	Value
Italy: 6.7%
Enel SpA #	2,674,769	$14,634,025
ERG SpA #	23,673	736,252
		15,370,277
Japan: 0.3%
Horiba Ltd. #	15,784	672,467
New Zealand: 1.6%
Contact Energy Ltd. #	289,073	1,306,495
Mercury NZ Ltd. # †	276,437	969,001
Meridian Energy Ltd. #	515,639	1,497,965
		3,773,461
Norway: 0.5%
NEL ASA # * †	663,498	809,740
Scatec ASA 144A #	43,967	381,198
		1,190,938
Portugal: 1.0%
EDP Renovaveis SA # †	102,212	2,408,751
South Korea: 4.4%
Hanwha Solutions Corp. # *	45,592	1,334,975
Samsung SDI Co. Ltd. #	21,073	8,690,185
		10,025,160
Spain: 8.3%
Acciona SA # †	10,507	1,931,384
Atlantica Sustainable Infrastructure Plc (USD)	24,410	787,467
Iberdrola SA #	1,567,926	16,285,365
		19,004,216
Sweden: 2.0%
Nibe Industrier AB #	607,106	4,568,630
Switzerland: 0.2%
Landis+Gyr Group AG #	9,105	476,493
Taiwan: 0.3%
Simplo Technology Co. Ltd. #	72,000	617,900
Thailand: 0.8%
Energy Absolute PCL (NVDR) #	762,100	1,758,899
United Kingdom: 1.0%
Ceres Power Holdings Plc # * †	48,897	326,527
ITM Power Plc # * †	198,347	417,230
Johnson Matthey Plc #	66,252	1,558,607
		2,302,364
United States: 32.9%
Badger Meter, Inc.	8,222	665,078
Bloom Energy Corp. * †	48,377	798,221
EnerSys	13,670	805,983
Enphase Energy, Inc. *	45,404	8,864,677
First Solar, Inc. *	29,034	1,978,086
Fisker, Inc. * †	56,135	481,077
FuelCell Energy, Inc. * †	126,421	474,079
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	28,858	1,092,564
Installed Building Products, Inc.	6,983	580,706
Lucid Group, Inc. * †	234,265	4,019,987
NextEra Energy, Inc.	245,193	18,992,650
Nikola Corp. * †	120,099	571,671
Ormat Technologies, Inc. †	12,410	972,323
Owens Corning	32,230	2,395,011

See Notes to Financial Statements

20

	Number of Shares	Value
United States (continued)
Plug Power, Inc. * †	182,085	$3,017,148
Rivian Automotive, Inc. *	152,009	3,912,712
SolarEdge Technologies, Inc. *	21,689	5,935,846
Sunnova Energy International, Inc. * †	26,834	494,551
Sunrun, Inc. *	68,862	1,608,616
Tesla, Inc. *	26,523	17,861,119
		75,522,105
Total Common Stocks (Cost: $254,029,091)		229,931,559
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7% (Cost: $8,445,942)
Money Market Fund: 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio	8,445,942	$8,445,942
Total Investments: 103.9% (Cost: $262,475,033)		238,377,501
Liabilities in excess of other assets: (3.9)%		(9,046,688)
NET ASSETS: 100.0%		$229,330,813

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $108,230,494 which represents 47.2% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $26,411,462.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $9,648,329, or 4.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	29.9%	$68,708,626
Financials	0.5	1,092,564
Industrials	13.7	31,419,506
Information Technology	16.9	39,016,039
Materials	1.3	2,893,581
Utilities	37.7	86,801,243
	100.0%	$229,931,559

See Notes to Financial Statements

21

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,350,043	$—	$1,350,043
Brazil	2,788,677	—	—	2,788,677
Canada	8,352,539	—	—	8,352,539
Chile	747,961	—	—	747,961
China	33,502,316	21,218,020	—	54,720,336
Denmark	—	17,841,068	—	17,841,068
France	—	805,501	—	805,501
Germany	—	3,129,169	—	3,129,169
Ireland	—	2,504,604	—	2,504,604
Italy	—	15,370,277	—	15,370,277
Japan	—	672,467	—	672,467
New Zealand	—	3,773,461	—	3,773,461
Norway	—	1,190,938	—	1,190,938
Portugal	—	2,408,751	—	2,408,751
South Korea	—	10,025,160	—	10,025,160
Spain	787,467	18,216,749	—	19,004,216
Sweden	—	4,568,630	—	4,568,630
Switzerland	—	476,493	—	476,493
Taiwan	—	617,900	—	617,900
Thailand	—	1,758,899	—	1,758,899
United Kingdom	—	2,302,364	—	2,302,364
United States	75,522,105	—	—	75,522,105
Money Market Fund	8,445,942	—	—	8,445,942
Total Investments	$130,147,007	$108,230,494	$—	$238,377,501

See Notes to Financial Statements

22

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Argentina: 0.0%
Cresud SACIF y A (ADR) *	4,767	$24,026
Australia: 8.5%
Alumina Ltd. #	77,263	78,025
Ampol Ltd. #	4,198	98,710
APA Group # †	20,576	159,638
Bega Cheese Ltd. #	21,494	56,531
BHP Group Ltd. #	166,413	4,747,055
BlueScope Steel Ltd. #	15,727	172,638
Costa Group Holdings Ltd. #	35,167	69,279
Elders Ltd. #	12,098	104,929
Evolution Mining Ltd. #	59,641	97,083
Fortescue Metals Group Ltd. #	51,619	618,367
Glencore Plc (GBP) #	178,502	964,581
GrainCorp Ltd. #	18,246	119,692
IGO Ltd. #	20,911	142,793
Inghams Group Ltd. #	24,245	43,059
Lynas Rare Earths Ltd. # * †	29,368	176,842
Newcrest Mining Ltd. #	29,653	420,852
Northern Star Resources Ltd. # †	38,297	178,963
Nufarm Ltd./Australia #	21,423	75,262
Origin Energy Ltd. # †	30,714	121,462
OZ Minerals Ltd. # †	10,344	126,681
Perseus Mining Ltd. #	40,563	43,847
Rio Tinto Plc (GBP) #	34,495	2,057,511
Rural Funds Group #	28,917	49,950
Santos Ltd. #	56,679	286,290
Select Harvests Ltd. # †	8,961	29,007
South32 Ltd. #	142,007	383,345
Tassal Group Ltd. #	16,435	54,170
Turquoise Hill Resources Ltd. (CAD) *	3,241	86,631
Washington H Soul Pattinson & Co. Ltd. # †	4,005	64,979
Woodside Energy Group Ltd. # †	33,447	732,346
		12,360,518
Austria: 0.3%
Andritz AG #	2,272	91,493
Mayr Melnhof Karton AG #	272	46,383
OMV AG #	2,479	116,311
Verbund AG #	1,485	145,625
voestalpine AG #	3,698	78,846
		478,658
Brazil: 3.4%
Adecoagro SA (USD)	9,488	80,268
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,300	20,047
BRF SA (ADR) *	57,536	147,292
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	4,517	36,091
Cia Siderurgica Nacional SA (ADR) †	20,489	60,033
Cosan SA	15,200	52,900
CSN Mineracao SA	18,400	13,581
	Number of Shares	Value
Brazil (continued)
Dexco SA	10,100	$19,063
Engie Brasil Energia SA	2,300	18,164
Gerdau SA (ADR)	37,297	160,004
Klabin SA	35,550	137,320
Minerva SA	20,550	52,147
Neoenergia SA	7,900	22,539
Petroleo Brasileiro SA (ADR)	32,775	382,812
Sao Martinho SA	12,500	86,840
SLC Agricola SA	7,865	66,371
Suzano SA	23,300	221,396
Vale SA (ADR)	145,098	2,122,784
Wheaton Precious Metals Corp. (USD)	14,977	539,621
Yamana Gold, Inc. (USD)	31,549	146,703
Yara International ASA (NOK) #	12,308	514,149
		4,900,125
British Virgin Islands: 0.1%
Japfa Ltd. (SGD) #	30,000	12,842
Lee & Man Paper Manufacturing Ltd. (HKD) #	37,100	15,946
Nine Dragons Paper Holdings Ltd. (HKD) #	48,757	41,336
		70,124
Canada: 10.1%
Agnico Eagle Mines Ltd. (USD)	15,126	692,166
Alamos Gold, Inc.	13,020	91,143
Algonquin Power & Utilities Corp. †	8,882	119,120
AltaGas Ltd.	4,891	102,980
ARC Resources Ltd. †	12,012	151,134
B2Gold Corp. †	34,770	117,522
Ballard Power Systems, Inc. * †	3,149	19,847
Barrick Gold Corp. (USD)	58,486	1,034,617
Boralex, Inc. †	1,329	44,178
Cameco Corp. (USD)	13,096	275,278
Canadian Natural Resources Ltd. (USD)	20,069	1,077,304
Canadian Solar, Inc. (USD) * †	608	18,933
Canadian Utilities Ltd.	2,117	63,004
Canfor Corp. * †	1,892	32,928
Cenovus Energy, Inc.	25,148	477,441
Emera, Inc. †	4,601	215,078
Enbridge, Inc. (USD)	35,682	1,507,921
Equinox Gold Corp. * †	9,148	40,707
Filo Mining Corp. * †	2,661	36,719
First Majestic Silver Corp. †	7,554	54,051
Franco-Nevada Corp.	6,289	825,500
Innergex Renewable Energy, Inc. †	1,857	24,905
Ivanhoe Mines Ltd. * †	18,704	107,443
Kinross Gold Corp. (USD)	42,622	152,587
Lundin Gold, Inc. *	2,480	17,764
Maple Leaf Foods, Inc.	6,033	118,373
Methanex Corp. †	963	36,707

See Notes to Financial Statements

23

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Canada (continued)
Northland Power, Inc.	2,974	$88,347
Novagold Resources, Inc. (USD) *	7,522	36,181
Nutrien Ltd. (USD)	44,495	3,545,806
Osisko Gold Royalties Ltd. †	6,013	60,505
Pan American Silver Corp. (USD)	6,988	137,454
Pembina Pipeline Corp. †	9,724	342,992
SSR Mining, Inc. (USD)	6,981	116,583
Stella-Jones, Inc.	1,995	50,264
Suncor Energy, Inc. (USD)	25,215	884,290
Sundial Growers, Inc. (USD) * †	165,899	54,100
TC Energy Corp. (USD)	17,111	886,521
Teck Resources Ltd. (USD)	17,354	530,512
Tourmaline Oil Corp. †	5,502	285,475
TransAlta Renewables, Inc. †	1,411	17,994
West Fraser Timber Co. Ltd. †	2,357	180,473
		14,672,847
Chile: 0.8%
Empresas CMPC SA	34,039	55,408
Empresas Copec SA	6,640	47,982
Lundin Mining Corp. (CAD)	20,319	128,535
Sociedad Quimica y Minera de Chile SA (ADR)	11,042	922,338
		1,154,263
China: 1.9%
Aluminum Corp. of China Ltd. (HKD) #	122,500	46,048
Angang Steel Co. Ltd. (HKD) #	45,840	17,161
Astra Agro Lestari Tbk PT (IDR) #	31,000	20,405
Beijing Enterprises Water Group Ltd. (HKD) #	51,200	15,447
China Coal Energy Co. Ltd. (HKD) #	35,200	29,744
China Gas Holdings Ltd. (HKD) #	47,000	72,760
China Hongqiao Group Ltd. (HKD) # †	79,200	89,221
China Longyuan Power Group Corp. Ltd. (HKD) #	44,629	86,488
China Petroleum & Chemical Corp. (HKD) #	336,327	151,546
China Resources Gas Group Ltd. (HKD) #	15,500	72,251
China Shenhua Energy Co. Ltd. (HKD) #	59,491	170,634
CMOC Group Ltd. (HKD) # * †	119,000	66,449
ENN Energy Holdings Ltd. (HKD) #	13,300	219,828
Hong Kong & China Gas Co. Ltd. (HKD) #	190,605	205,700
Jiangxi Copper Co. Ltd. (HKD) #	35,400	48,407
	Number of Shares	Value
China (continued)
Kunlun Energy Co. Ltd. (HKD) #	69,600	$57,074
Maanshan Iron & Steel Co. Ltd. (HKD) # †	40,900	12,426
PetroChina Co. Ltd. (HKD) #	371,340	174,157
Power Assets Holdings Ltd. (HKD) #	24,300	153,085
Shandong Chenming Paper Holdings Ltd. (HKD) # *	11,900	4,532
Shandong Gold Mining Co. Ltd. (HKD) 144A #	22,800	39,591
Sinofert Holdings Ltd. (HKD) # * †	140,900	20,672
United Tractors Tbk PT (IDR) #	26,900	51,374
Wilmar International Ltd. (SGD) #	149,564	434,568
Xinyi Solar Holdings Ltd. (HKD) #	58,000	89,872
Yankuang Energy Group Co. Ltd. (HKD) # * †	25,300	79,145
Zhaojin Mining Industry Co. Ltd. (HKD) # *	59,100	51,056
Zijin Mining Group Co. Ltd. (HKD) #	188,461	229,331
		2,708,972
Cyprus: 0.0%
Novolipetsk Steel PJSC (USD) (GDR) #∞	2,691	0
Czech Republic: 0.1%
CEZ AS #	2,748	123,722
Denmark: 0.5%
Bakkafrost P/F (NOK) #	4,001	257,080
Orsted AS 144A #	2,500	262,725
Vestas Wind Systems A/S #	12,947	274,667
		794,472
Egypt: 0.1%
Abou Kir Fertilizers & Chemical Industries #	23,261	28,055
Centamin Plc (GBP) #	38,012	36,256
Egypt Kuwait Holding Co. SAE #	36,970	40,856
		105,167
Finland: 0.8%
Kemira Oyj #	3,197	39,103
Metsa Board Oyj #	5,211	43,537
Neste Oyj #	7,452	330,681
Stora Enso Oyj #	17,839	281,987
UPM-Kymmene Oyj #	16,393	501,464
		1,196,772
France: 1.8%
Electricite de France SA #	7,409	60,711
Eramet SA #	265	27,683
Neoen SA 144A # †	580	21,812
SunPower Corp. (USD) * †	1,126	17,802
TotalEnergies SE #	42,294	2,220,917
Veolia Environnement SA # * †	8,971	219,384

See Notes to Financial Statements

24

	Number of Shares	Value
France (continued)
Voltalia SA # *	378	$7,554
		2,575,863
Germany: 3.9%
Aurubis AG #	975	66,371
Bayer AG #	79,118	4,713,367
E.ON SE #	29,326	246,426
Encavis AG #	1,527	27,993
K+S AG #	15,414	374,249
Nordex SE # *	1,311	11,220
Siemens Energy AG #	7,424	109,156
Siemens Gamesa Renewable Energy SA # * †	2,971	55,882
Suedzucker AG #	4,769	77,034
Uniper SE #	1,418	21,140
VERBIO Vereinigte BioEnergie AG #	259	13,017
		5,715,855
Greece: 0.0%
Terna Energy SA #	704	12,710
Hungary: 0.0%
MOL Hungarian Oil & Gas Plc #	6,640	51,200
India: 1.3%
Reliance Industries Ltd. (USD) 144A (GDR) # *	28,005	1,830,878
Indonesia: 0.2%
Adaro Energy Indonesia Tbk PT #	247,900	47,741
Golden Agri-Resources Ltd. (SGD) #	475,619	85,470
Indah Kiat Pulp & Paper Tbk PT #	81,400	41,607
Merdeka Copper Gold Tbk PT # *	447,847	119,945
Pabrik Kertas Tjiwi Kimia Tbk PT #	39,400	17,081
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	219,800	17,128
Vale Indonesia Tbk PT # *	65,300	24,850
		353,822
Ireland: 0.2%
Smurfit Kappa Group Plc (GBP) #	8,157	273,703
Israel: 0.4%
Energix-Renewable Energies Ltd. #	3,008	9,144
Enlight Renewable Energy Ltd. # *	12,080	23,063
ICL Group Ltd. #	57,771	526,347
		558,554
Italy: 0.5%
ACEA SpA #	563	8,326
Eni SpA #	41,919	496,001
ERG SpA #	735	22,859
Snam SpA # †	34,338	179,720
		706,906
	Number of Shares	Value
Japan: 2.8%
Chubu Electric Power Co., Inc. #	10,800	$108,609
Daio Paper Corp. #	2,400	25,081
ENEOS Holdings, Inc. #	53,500	201,050
Hitachi Metals Ltd. # *	6,517	98,528
Hokuto Corp. #	1,500	21,376
Idemitsu Kosan Co. Ltd. #	3,400	81,117
Inpex Corp. # †	17,300	185,222
JFE Holdings, Inc. #	14,964	157,221
Kubota Corp. # †	75,400	1,128,496
Kumiai Chemical Industry Co. Ltd. #	5,700	46,382
Kurita Water Industries Ltd. # †	1,265	45,732
Maruha Nichiro Corp. #	3,036	57,087
NH Foods Ltd. #	6,100	190,827
Nippon Sanso Holdings Corp. #	2,700	43,175
Nippon Steel Corp. #	25,300	353,620
Nippon Suisan Kaisha Ltd. #	21,614	91,256
Nissan Chemical Corp. #	8,900	410,271
Nisshin Seifun Group, Inc. #	14,250	166,554
Oji Holdings Corp. #	23,776	102,873
Sakata Seed Corp. #	2,300	77,410
Sumitomo Forestry Co. Ltd. #	4,183	59,413
Sumitomo Metal Mining Co. Ltd. #	7,300	226,040
Tokyo Gas Co. Ltd. #	6,500	134,533
		4,011,873
Kazakhstan: 0.0%
NAC Kazatomprom JSC (USD) (GDR) #	2,131	55,219
Kyrgyzstan: 0.0%
Centerra Gold, Inc. (CAD)	7,306	49,445
Liechtenstein: 0.1%
Antofagasta Plc (GBP) # †	11,343	159,799
Luxembourg: 0.3%
ArcelorMittal SA #	19,114	427,616
Malaysia: 0.5%
Genting Plantations Bhd	23,151	33,879
HAP Seng Consolidated Bhd #	42,100	68,111
IOI Corp. Bhd #	177,194	154,411
Kuala Lumpur Kepong Bhd #	32,178	160,107
Petronas Dagangan Bhd #	4,000	19,182
Petronas Gas Bhd #	11,900	44,371
PPB Group Bhd	35,500	127,744
Press Metal Aluminium Holdings Bhd #	94,800	102,560
Ta Ann Holdings Bhd	12,200	11,017
		721,382
Mexico: 0.6%
Fresnillo Plc (GBP) #	5,872	54,725
Gruma SAB de CV †	15,065	166,175
Grupo Mexico SAB de CV	102,364	422,480

See Notes to Financial Statements

25

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Mexico (continued)
Industrias Penoles SAB de CV	4,132	$38,134
Southern Copper Corp. (USD)	2,796	139,269
		820,783
Netherlands: 0.5%
OCI NV #	7,297	239,467
Tenaris SA (ADR)	7,568	194,422
Ternium SA (ADR) †	6,453	232,889
		666,778
Norway: 1.5%
Aker BP ASA # †	1,903	65,706
Austevoll Seafood ASA #	6,857	80,627
Equinor ASA #	18,363	637,920
Mowi ASA #	32,899	750,035
NEL ASA # * †	20,398	24,894
Norsk Hydro ASA #	44,209	249,077
Salmar ASA #	4,554	321,425
		2,129,684
Peru: 0.0%
Cia de Minas Buenaventura SAA (ADR)	7,076	46,702
Poland: 0.2%
Grupa Azoty SA # *	3,755	37,662
KGHM Polska Miedz SA # *	4,471	119,072
Polski Koncern Naftowy ORLEN SA #	5,123	78,414
Polskie Gornictwo Naftowe i Gazownictwo SA #	28,500	36,238
		271,386
Portugal: 0.1%
EDP Renovaveis SA # †	3,174	74,799
Galp Energia SGPS SA #	8,694	101,486
Navigator Co. SA #	6,756	27,092
		203,377
Russia: 0.0%
Evraz Plc (GBP) #∞	10,824	0
Gazprom PJSC (ADR) #∞	62,760	0
LUKOIL PJSC (ADR) #∞	3,739	0
MMC Norilsk Nickel PJSC (ADR) #∞	12,857	0
Novatek PJSC (USD) (GDR) #∞	1,958	0
PhosAgro PJSC (USD) (GDR) #∞	89	0
PhosAgro PJSC (USD) (GDR) #∞	13,870	0
Polyus PJSC (USD) (GDR) #∞	1,669	0
Ros Agro Plc (USD) (GDR) #∞	4,076	0
Rosneft Oil Co. PJSC (USD) (GDR) #∞	13,000	0
Severstal PAO (USD) (GDR) #∞	4,118	0
Surgutneftegas PJSC (ADR) #∞	37,143	0
Tatneft PJSC (ADR) #∞	2,680	0
		0
	Number of Shares	Value
Saudi Arabia: 0.0%
S-Oil Corp. (KRW) #	734	$58,503
Singapore: 0.3%
Charoen Pokphand Indonesia Tbk PT (IDR) #	581,100	234,152
First Resources Ltd. #	29,300	34,382
Keppel Infrastructure Trust #	53,400	21,896
Olam Group Ltd. # *	71,209	77,906
		368,336
South Africa: 2.0%
Anglo American Platinum Ltd. #	1,850	160,298
Anglo American Plc (GBP) #	40,013	1,427,058
Astral Foods Ltd.	3,111	35,775
Gold Fields Ltd. (ADR)	29,590	269,861
Harmony Gold Mining Co. Ltd. (ADR)	18,013	56,381
Impala Platinum Holdings Ltd. #	28,222	310,933
Northam Platinum Holdings Ltd. # *	10,271	106,911
Omnia Holdings Ltd.	13,478	59,786
Royal Bafokeng Platinum Ltd. †	2,603	23,277
Sasol Ltd. # *	10,197	233,500
Sibanye Stillwater Ltd. #	91,134	224,758
		2,908,538
South Korea: 0.6%
Coway Co. Ltd. #	712	35,228
CS Wind Corp. #	318	14,165
Hyundai Steel Co. #	2,720	67,466
Korea Zinc Co. Ltd. #	285	107,272
POSCO Holdings, Inc. #	2,436	434,429
SK Innovation Co. Ltd. #	939	139,401
SK, Inc. #	653	108,671
		906,632
Spain: 1.1%
Atlantica Sustainable Infrastructure Plc (USD)	832	26,840
Enagas SA # †	4,154	91,653
Iberdrola SA #	109,998	1,142,501
Repsol SA # †	24,215	356,126
		1,617,120
Sweden: 1.0%
BillerudKorsnas AB # †	4,452	52,111
BillerudKorsnas AB * †	1,284	15,036
Boliden AB #	8,811	281,295
Epiroc AB #	10,738	166,207
Holmen AB #	2,859	116,257
Husqvarna AB # †	33,042	243,127
Lundin Energy MergerCo AB # * †	3,324	135,148
Orron Energy AB # †	3,324	2,256
SSAB AB #	20,276	84,106
Svenska Cellulosa AB SCA #	18,982	284,714
		1,380,257
Taiwan: 0.4%
China Steel Corp. #	408,472	391,112

See Notes to Financial Statements

26

	Number of Shares	Value
Taiwan (continued)
Formosa Petrochemical Corp. #	19,920	$62,791
Taiwan Fertilizer Co. Ltd. #	57,200	122,976
		576,879
Tanzania: 0.1%
AngloGold Ashanti Ltd. (ADR)	13,888	205,404
Thailand: 0.3%
B Grimm Power PCL (NVDR) #	12,400	12,296
Energy Absolute PCL (NVDR) #	14,300	33,004
PTT Exploration & Production PCL (NVDR) #	23,800	107,289
PTT PCL (NVDR) #	241,500	232,513
SCG Packaging PCL (NVDR) #	35,300	55,528
		440,630
Turkey: 0.2%
Eldorado Gold Corp. (USD) *	6,074	38,813
Eregli Demir ve Celik Fabrikalari TAS #	55,227	89,798
Gubre Fabrikalari TAS # *	4,304	18,325
Hektas Ticaret TAS # *	58,177	103,384
		250,320
Ukraine: 0.0%
Kernel Holding SA (PLN) #	3,181	13,505
United Kingdom: 5.0%
BP Plc #	333,692	1,563,180
Centrica Plc # *	101,738	99,118
Ceres Power Holdings Plc # * †	1,413	9,436
CNH Industrial NV (USD)	79,618	922,773
ContourGlobal Plc 144A #	2,342	7,184
DS Smith Plc #	41,764	141,116
Endeavour Mining Plc (CAD)	6,104	126,012
ITM Power Plc # * †	5,025	10,570
Kumba Iron Ore Ltd. (ZAR) #	1,800	57,949
Mondi Plc #	15,067	266,815
Pennon Group Plc #	3,501	40,643
Severn Trent Plc #	3,077	101,918
Shell Plc #	132,317	3,437,834
SSE Plc	18,619	366,592
United Utilities Group Plc #	8,833	109,698
		7,260,838
United States: 47.1%
A.O. Smith Corp.	1,702	93,064
Advanced Drainage Systems, Inc.	798	71,876
AGCO Corp.	4,923	485,900
Alcoa Corp.	6,001	273,526
Ameresco, Inc. * †	415	18,907
American States Water Co.	484	39,451
American Vanguard Corp.	2,212	49,438
American Water Works Co., Inc.	2,402	357,346
Andersons, Inc.	2,546	83,993
Antero Resources Corp. *	4,878	149,511
APA Corp.	6,111	213,274
	Number of Shares	Value
United States (continued)
Archer-Daniels-Midland Co.	44,845	$3,479,972
Atmos Energy Corp.	2,362	264,780
Baker Hughes Co.	17,170	495,698
Boise Cascade Co.	1,224	72,816
Bunge Ltd.	11,380	1,032,052
Cal-Maine Foods, Inc.	3,022	149,317
CF Industries Holdings, Inc.	16,528	1,416,946
Cheniere Energy, Inc.	4,436	590,121
Chesapeake Energy Corp. †	1,984	160,902
Chevron Corp.	34,610	5,010,836
Clearway Energy, Inc. †	1,039	36,199
Cleveland-Cliffs, Inc. *	15,687	241,109
Commercial Metals Co.	3,954	130,877
ConocoPhillips	22,830	2,050,362
Continental Resources, Inc.	2,431	158,866
Corteva, Inc.	58,530	3,168,814
Coterra Energy, Inc.	14,000	361,060
Darling Ingredients, Inc. *	12,882	770,344
Deere & Co.	22,483	6,732,984
Devon Energy Corp.	11,466	631,891
Diamondback Energy, Inc.	2,969	359,694
Elanco Animal Health, Inc. *	36,605	718,556
EOG Resources, Inc.	10,312	1,138,857
EQT Corp.	6,301	216,754
Essential Utilities, Inc.	3,344	153,322
Evoqua Water Technologies Corp. *	1,565	50,878
Exxon Mobil Corp.	74,437	6,374,785
Farmland Partners, Inc.	1,980	27,324
First Solar, Inc. *	1,240	84,481
FMC Corp.	10,037	1,074,059
Franklin Electric Co., Inc.	509	37,289
Freeport-McMoRan, Inc.	47,823	1,399,301
Fresh Del Monte Produce, Inc.	2,996	88,472
FuelCell Energy, Inc. * †	4,653	17,449
Graphic Packaging Holding Co.	9,664	198,112
Halliburton Co.	15,889	498,279
Hecla Mining Co.	17,534	68,733
Hess Corp.	4,911	520,271
HF Sinclair Corp.	2,831	127,848
Howmet Aerospace, Inc.	13,591	427,437
Imperial Oil Ltd.	3,536	166,581
Ingredion, Inc.	5,141	453,231
International Paper Co.	11,752	491,586
Intrepid Potash, Inc. *	746	33,786
Itron, Inc. *	589	29,114
Kinder Morgan, Inc.	34,750	582,410
Lindsay Corp.	875	116,218
Louisiana-Pacific Corp.	2,548	133,541
LSB Industries, Inc. *	6,564	90,977
Marathon Oil Corp.	12,658	284,552
Marathon Petroleum Corp.	9,839	808,864
Matador Resources Co.	1,913	89,127
Mission Produce, Inc. * †	3,299	47,011
Mosaic Co.	29,152	1,376,849
National Fuel Gas Co.	1,546	102,113

See Notes to Financial Statements

27

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
New Fortress Energy, Inc. †	1,312	$51,916
Newmont Corp.	26,350	1,572,305
NextEra Energy, Inc.	25,966	2,011,326
NiSource, Inc.	7,076	208,671
NOV, Inc.	6,851	115,850
Nucor Corp.	8,747	913,274
Occidental Petroleum Corp.	16,504	971,756
ONEOK, Inc.	7,788	432,234
Ormat Technologies, Inc. †	741	58,057
Ovintiv, Inc.	4,511	199,341
Packaging Corp. of America	2,908	399,850
PDC Energy, Inc.	1,663	102,458
Pentair Plc	2,186	100,053
PG&E Corp. *	27,308	272,534
Phillips 66	8,390	687,896
Pilgrim’s Pride Corp. *	3,732	116,550
Pioneer Natural Resources Co.	4,150	925,782
Plug Power, Inc. * †	6,799	112,659
PotlatchDeltic Corp.	2,131	94,169
Primo Water Corp.	2,065	27,630
Range Resources Corp. *	4,490	111,128
Rayonier, Inc.	4,568	170,752
Reliance Steel & Aluminum Co.	2,016	342,438
Reliance Worldwide Corp. Ltd. (AUD) # †	8,981	25,003
Royal Gold, Inc.	2,179	232,674
Schlumberger NV	24,893	890,174
Scotts Miracle-Gro Co.	3,223	254,585
Seaboard Corp.	21	81,534
SJW Group	352	21,968
SolarEdge Technologies, Inc. *	710	194,313
Southern Co.	18,717	1,334,709
	Number of Shares	Value
United States (continued)
Southwestern Energy Co. *	15,925	$99,531
Steel Dynamics, Inc.	5,856	387,374
Sylvamo Corp.	1,034	33,791
Targa Resources Corp.	3,941	235,160
The Williams Companies, Inc.	21,443	669,236
Toro Co.	8,449	640,350
Tractor Supply Co.	8,941	1,733,213
Tyson Foods, Inc.	22,846	1,966,127
UGI Corp.	3,659	141,274
United States Steel Corp.	8,479	151,859
Valero Energy Corp.	7,212	766,491
Watts Water Technologies, Inc.	359	44,100
Westrock Co.	8,251	328,720
Weyerhaeuser Co.	23,656	783,487
Xylem, Inc.	2,380	186,068
		68,380,463
Zambia: 0.2%
First Quantum Minerals Ltd. (CAD)	18,175	344,070
Total Common Stocks (Cost: $139,172,864)		144,944,696

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $1,183,311)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	1,183,311	1,183,311
Total Investments: 100.6% (Cost: $140,356,175)		146,128,007
Liabilities in excess of other assets: (0.6)%		(886,426)
NET ASSETS: 100.0%		$145,241,581

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

28

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,294,915 which represents 36.0% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $4,031,096.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,162,190, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.3%	$1,827,853
Consumer Staples	9.0	13,067,423
Energy	33.3	48,318,234
Health Care	3.8	5,486,023
Industrials	8.6	12,537,500
Information Technology	0.3	434,516
Materials	35.5	51,421,012
Real Estate	0.8	1,125,682
Utilities	7.4	10,726,453
	100.0%	$144,944,696

See Notes to Financial Statements

29

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$24,026	$—	$—	$24,026
Australia	86,631	12,273,887	—	12,360,518
Austria	—	478,658	—	478,658
Brazil	4,385,976	514,149	—	4,900,125
British Virgin Islands	—	70,124	—	70,124
Canada	14,672,847	—	—	14,672,847
Chile	1,154,263	—	—	1,154,263
China	—	2,708,972	—	2,708,972
Cyprus	—	—	0	0
Czech Republic	—	123,722	—	123,722
Denmark	—	794,472	—	794,472
Egypt	—	105,167	—	105,167
Finland	—	1,196,772	—	1,196,772
France	17,802	2,558,061	—	2,575,863
Germany	—	5,715,855	—	5,715,855
Greece	—	12,710	—	12,710
Hungary	—	51,200	—	51,200
India	—	1,830,878	—	1,830,878
Indonesia	—	353,822	—	353,822
Ireland	—	273,703	—	273,703
Israel	—	558,554	—	558,554
Italy	—	706,906	—	706,906
Japan	—	4,011,873	—	4,011,873
Kazakhstan	—	55,219	—	55,219
Kyrgyzstan	49,445	—	—	49,445
Liechtenstein	—	159,799	—	159,799
Luxembourg	—	427,616	—	427,616
Malaysia	172,640	548,742	—	721,382
Mexico	766,058	54,725	—	820,783
Netherlands	427,311	239,467	—	666,778
Norway	—	2,129,684	—	2,129,684
Peru	46,702	—	—	46,702
Poland	—	271,386	—	271,386
Portugal	—	203,377	—	203,377
Russia	—	—	0	0
Saudi Arabia	—	58,503	—	58,503
Singapore	—	368,336	—	368,336
South Africa	445,080	2,463,458	—	2,908,538
South Korea	—	906,632	—	906,632
Spain	26,840	1,590,280	—	1,617,120
Sweden	15,036	1,365,221	—	1,380,257
Taiwan	—	576,879	—	576,879
Tanzania	205,404	—	—	205,404
Thailand	—	440,630	—	440,630
Turkey	38,813	211,507	—	250,320
Ukraine	—	13,505	—	13,505
United Kingdom	1,415,377	5,845,461	—	7,260,838
United States	68,355,460	25,003	—	68,380,463
Zambia	344,070	—	—	344,070
Money Market Fund	1,183,311	—	—	1,183,311
Total Investments	$93,833,092	$52,294,915	$0	$146,128,007

See Notes to Financial Statements

30

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Australia: 4.7%
Ampol Ltd. #	110,744	$2,603,984
Austria: 4.5%
OMV AG #	52,736	2,474,296
Finland: 6.8%
Neste Oyj #	85,644	3,800,441
Greece: 1.4%
Motor Oil Hellas Corinth Refineries SA #	41,037	762,817
Hungary: 4.2%
MOL Hungarian Oil & Gas Plc #	303,540	2,340,554
India: 8.8%
Reliance Industries Ltd. (USD) 144A (GDR) # *	74,549	4,873,776
Japan: 12.7%
Cosmo Energy Holdings Co. Ltd. #	53,700	1,478,875
ENEOS Holdings, Inc. #	845,900	3,178,846
Idemitsu Kosan Co. Ltd. #	100,168	2,389,797
		7,047,518
Poland: 5.7%
Grupa Lotos SA #	52,296	804,609
Polski Koncern Naftowy ORLEN SA #	155,556	2,380,971
		3,185,580
Portugal: 4.8%
Galp Energia SGPS SA #	229,739	2,681,759
	Number of Shares	Value
Saudi Arabia: 3.2%
S-Oil Corp. (KRW) #	21,989	$1,752,615
South Korea: 6.7%
HD Hyundai Co. Ltd. #	26,069	1,197,770
SK Innovation Co. Ltd. #	17,137	2,544,114
		3,741,884
Taiwan: 5.1%
Formosa Petrochemical Corp. #	907,000	2,859,016
Thailand: 3.2%
IRPC PCL (NVDR) #	7,569,500	690,872
Thai Oil PCL (NVDR) #	755,700	1,102,585
		1,793,457
Turkey: 2.3%
Turkiye Petrol Rafinerileri AS # *	82,643	1,302,308
United States: 26.2%
Delek US Holdings, Inc. *	35,736	923,418
HF Sinclair Corp.	51,476	2,324,656
Marathon Petroleum Corp.	46,498	3,822,601
PBF Energy, Inc. *	33,307	966,569
Phillips 66	38,678	3,171,209
Valero Energy Corp.	31,941	3,394,690
		14,603,143
Total Common Stocks (Cost: $57,372,543)		55,823,148
Total Investments: 100.3% (Cost: $57,372,543)		55,823,148
Liabilities in excess of other assets: (0.3)%		(177,743)
NET ASSETS: 100.0%		$55,645,405

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,220,005 which represents 74.1% of net assets.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,873,776, or 8.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$55,823,148

See Notes to Financial Statements

31

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,603,984	$—	$2,603,984
Austria	—	2,474,296	—	2,474,296
Finland	—	3,800,441	—	3,800,441
Greece	—	762,817	—	762,817
Hungary	—	2,340,554	—	2,340,554
India	—	4,873,776	—	4,873,776
Japan	—	7,047,518	—	7,047,518
Poland	—	3,185,580	—	3,185,580
Portugal	—	2,681,759	—	2,681,759
Saudi Arabia	—	1,752,615	—	1,752,615
South Korea	—	3,741,884	—	3,741,884
Taiwan	—	2,859,016	—	2,859,016
Thailand	—	1,793,457	—	1,793,457
Turkey	—	1,302,308	—	1,302,308
United States	14,603,143	—	—	14,603,143
Total Investments	$14,603,143	$41,220,005	$—	$55,823,148

See Notes to Financial Statements

32

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Netherlands: 5.1%
Tenaris SA (ADR) †	5,225,613	$134,245,998
United Kingdom: 4.8%
TechnipFMC Plc (USD) *	19,116,721	128,655,533
United States: 90.0%
Baker Hughes Co.	7,000,251	202,097,246
Cactus, Inc.	2,776,221	111,798,420
ChampionX Corp.	6,284,327	124,743,891
Core Laboratories NV †	1,917,478	37,985,239
DMC Global, Inc. * †	557,791	10,056,972
Dril-Quip, Inc. *	1,585,264	40,899,811
Expro Group Holdings NV * †	3,877,580	44,669,722
Halliburton Co.	10,382,909	325,608,026
Helix Energy Solutions Group, Inc. * ‡	7,877,907	24,421,512
Helmerich & Payne, Inc.	2,960,145	127,463,844
Liberty Energy, Inc. *	6,470,835	82,567,854
Nabors Industries Ltd. *	439,325	58,825,617
NexTier Oilfield Solutions, Inc. *	6,797,843	64,647,487
NOV, Inc.	8,332,469	140,902,051
Oceaneering International, Inc. *	4,830,533	51,590,092
	Number of Shares	Value
United States (continued)
Oil States International, Inc. *	2,935,507	$15,910,448
Patterson-UTI Energy, Inc.	8,072,580	127,223,861
ProPetro Holding Corp. *	4,159,374	41,593,740
RPC, Inc. * †	7,496,936	51,803,828
Schlumberger NV	14,294,800	511,182,047
Select Energy Services, Inc. * ‡	5,465,947	37,277,758
Transocean Ltd. * †	33,146,248	110,377,006
US Silica Holdings, Inc. *	3,750,385	42,829,397
		2,386,475,869
Total Common Stocks (Cost: $2,948,655,449)		2,649,377,400

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $4,998,253)
Money Market Fund: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	4,998,253	4,998,253
Total Investments: 100.1% (Cost: $2,953,653,702)		2,654,375,653
Liabilities in excess of other assets: (0.1)%		(1,809,202)
NET ASSETS: 100.0%		$2,652,566,451

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $22,715,429.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	16.0%	$423,890,328
Oil & Gas Equipment & Services	84.0	2,225,487,072
	100.0%	$2,649,377,400

See Notes to Financial Statements

33

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
Helix Energy Solutions Group, Inc.	$–(a)	$23,591,657	$(17,997,087)	$(1,249,541)	$–	$(486,779)	$24,421,512
Nabors Industries Ltd.	35,558,614	45,026,212	(44,108,308)	9,739,372	–	12,609,727	–(b)
Patterson-UTI Energy, Inc.	100,436,962	100,932,945	(156,209,791)	46,009,705	876,747	36,054,040	–(b)
Select Energy Services, Inc.	33,115,316	34,672,617	(32,948,221)	5,185,488	–	(2,747,442)	37,277,758
Transocean Ltd.	89,632,915	93,218,184	(87,048,753)	8,518,554	–	6,056,106	–(b)
US Silica Holdings, Inc.	36,741,836	36,814,141	(38,945,177)	7,945,357	–	273,240	–(b)
	$295,485,643	$334,255,756	$(377,257,337)	$76,148,935	$876,747	$51,758,892	$61,699,270

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$2,649,377,400	$—	$—	$2,649,377,400
Money Market Fund	4,998,253	—	—	4,998,253
Total Investments	$2,654,375,653	$—	$—	$2,654,375,653

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

34

VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 38.1%
Allkem Ltd. # *	6,686,554	$47,645,346
Australian Strategic Materials Ltd. # * †	2,404,968	5,723,318
AVZ Minerals Ltd. # * †	69,192,235	26,207,089
Core Lithium Ltd. # * †	38,856,555	25,589,603
Iluka Resources Ltd. #	4,903,193	31,862,659
ioneer Ltd. # * †	41,418,216	11,763,834
Lake Resources NL # * †	32,128,842	17,447,998
Liontown Resources Ltd. # * †	44,463,392	32,341,404
Lynas Rare Earths Ltd. # * †	8,642,574	52,042,146
Pilbara Minerals Ltd. # * †	29,662,303	47,004,932
		297,628,329
Canada: 6.1%
Lithium Americas Corp. (USD) * †	1,597,936	32,166,452
Standard Lithium Ltd. (USD) * †	3,578,503	15,172,853
		47,339,305
China: 35.6%
China Northern Rare Earth Group High-Tech Co. Ltd. #	11,740,459	61,766,787
Ganfeng Lithium Co. Ltd. (HKD) 144A # †	3,816,640	42,064,625
Shenghe Resources Holding Co. Ltd. #	16,258,987	54,882,065
Xiamen Tungsten Co. Ltd. #	12,202,471	39,447,200
Zhejiang Huayou Cobalt Co. Ltd. #	5,576,608	79,826,372
		277,987,049
	Number of Shares	Value
France: 3.4%
Eramet SA #	253,870	$26,520,656
Netherlands: 2.5%
AMG Advanced Metallurgical Group NV #	775,597	19,885,000
United States: 14.4%
Livent Corp. * †	1,332,433	30,232,905
MP Materials Corp. * †	1,098,484	35,239,367
Piedmont Lithium, Inc. *	398,045	14,492,818
Tronox Holdings Plc	1,957,328	32,883,110
		112,848,200
Total Common Stocks (Cost: $660,408,617)		782,208,539

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8% (Cost: $37,136,036)
Money Market Fund: 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio	37,136,036	37,136,036
Total Investments: 104.9% (Cost: $697,544,653)		819,344,575
Liabilities in excess of other assets: (4.9)%		(38,457,893)
NET ASSETS: 100.0%		$780,886,682

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $622,021,034 which represents 79.7% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $151,236,579.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $42,064,625, or 5.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$782,208,539

See Notes to Financial Statements

35

VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$297,628,329	$—	$297,628,329
Canada	47,339,305	—	—	47,339,305
China	—	277,987,049	—	277,987,049
France	—	26,520,656	—	26,520,656
Netherlands	—	19,885,000	—	19,885,000
United States	112,848,200	—	—	112,848,200
Money Market Fund	37,136,036	—	—	37,136,036
Total Investments	$197,323,541	$622,021,034	$—	$819,344,575

See Notes to Financial Statements

36

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 12.8%
Rio Tinto Plc (ADR) †	192,812	$11,761,532
Brazil: 22.1%
Cia Siderurgica Nacional SA (ADR) †	1,315,022	3,853,015
Gerdau SA (ADR)	933,605	4,005,165
Vale SA (ADR)	846,527	12,384,690
		20,242,870
China: 0.3%
Huadi International Group Co. Ltd. (USD) *	13,833	284,130
Luxembourg: 5.4%
ArcelorMittal SA (USD) †	217,698	4,919,975
Netherlands: 9.7%
Tenaris SA (ADR)	179,782	4,618,600
Ternium SA (ADR) †	118,995	4,294,529
		8,913,129
South Korea: 4.8%
POSCO Holdings, Inc. (ADR)	98,080	4,366,521
United States: 44.8%
Allegheny Technologies, Inc. *	129,652	2,944,397
Carpenter Technology Corp.	50,442	1,407,836
Cleveland-Cliffs, Inc. *	263,031	4,042,786
Commercial Metals Co.	124,892	4,133,925
Gibraltar Industries, Inc. *	34,265	1,327,769
	Number of Shares	Value
United States (continued)
Nucor Corp.	66,033	$6,894,507
Olympic Steel, Inc.	11,627	299,395
Reliance Steel & Aluminum Co.	26,467	4,495,685
Ryerson Holding Corp.	40,405	860,222
Schnitzer Steel Industries, Inc.	28,661	941,227
Steel Dynamics, Inc.	63,434	4,196,159
SunCoke Energy, Inc.	87,122	593,301
TimkenSteel Corp. *	48,721	911,570
United States Steel Corp.	227,245	4,069,958
Warrior Met Coal, Inc.	53,969	1,651,991
Worthington Industries, Inc.	52,367	2,309,385
		41,080,113
Total Common Stocks (Cost: $126,333,978)		91,568,270

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6% (Cost: $4,204,063)
Money Market Fund: 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio	4,204,063	4,204,063
Total Investments: 104.5% (Cost: $130,538,041)		95,772,333
Liabilities in excess of other assets: (4.5)%		(4,156,219)
NET ASSETS: 100.0%		$91,616,114

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,875,188.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.0%	$4,618,599
Industrials	1.5	1,327,769
Materials	93.5	85,621,902
	100.0%	$91,568,270

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$91,568,270	$—	$—	$91,568,270
Money Market Fund	4,204,063	—	—	4,204,063
Total Investments	$95,772,333	$—	$—	$95,772,333

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

37

VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Australia: 1.1%
Paladin Energy Ltd. # * †	1,264,362	$505,480
Canada: 6.8%
Cameco Corp. (USD)	89,741	1,886,356
Denison Mines Corp. (USD) * †	388,824	378,326
NexGen Energy Ltd. (USD) * †	230,513	827,541
		3,092,223
China: 2.5%
CGN Power Co. Ltd. (HKD) 144A #	4,740,000	1,148,192
Czech Republic: 4.2%
CEZ AS #	42,363	1,907,291
Finland: 4.4%
Fortum Oyj #	130,248	1,963,984
France: 4.9%
Electricite de France SA #	272,113	2,229,762
Italy: 4.5%
Endesa SA # †	106,920	2,017,824
Japan: 11.1%
Kansai Electric Power Co., Inc. #	234,100	2,314,270
Kyushu Electric Power Co., Inc. #	211,000	1,354,871
Tokyo Electric Power Co. Holdings, Inc. # *	320,600	1,339,409
		5,008,550
Kazakhstan: 1.9%
NAC Kazatomprom JSC (USD) (GDR) #	33,169	859,485
	Number of Shares	Value
South Korea: 4.6%
Korea Electric Power Corp. (ADR) * †	236,162	$2,073,502
United States: 54.2%
BWX Technologies, Inc.	23,326	1,285,029
Constellation Energy Corp.	49,191	2,816,677
Dominion Energy, Inc.	48,298	3,854,663
Duke Energy Corp.	35,490	3,804,883
Energy Fuels, Inc. * †	79,949	392,549
Entergy Corp.	24,858	2,800,005
PG&E Corp. *	223,913	2,234,652
Pinnacle West Capital Corp.	29,580	2,162,890
PNM Resources, Inc.	31,615	1,510,565
Public Service Enterprise Group, Inc.	51,112	3,234,367
Uranium Energy Corp. * †	123,064	379,037
		24,475,317
Total Common Stocks (Cost: $43,888,335)		45,281,610

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1% (Cost: $2,312,067)
Money Market Fund: 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio	2,312,067	2,312,067
Total Investments: 105.3% (Cost: $46,200,402)		47,593,677
Liabilities in excess of other assets: (5.3)%		(2,387,778)
NET ASSETS: 100.0%		$45,205,899

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,794,155.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,640,568 which represents 34.6% of net assets.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,148,192, or 2.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	11.6%	$5,228,775
Industrials	2.8	1,285,029
Utilities	85.6	38,767,806
	100.0%	$45,281,610

See Notes to Financial Statements

38

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$505,480	$—	$505,480
Canada	3,092,223	—	—	3,092,223
China	—	1,148,192	—	1,148,192
Czech Republic	—	1,907,291	—	1,907,291
Finland	—	1,963,984	—	1,963,984
France	—	2,229,762	—	2,229,762
Italy	—	2,017,824	—	2,017,824
Japan	—	5,008,550	—	5,008,550
Kazakhstan	—	859,485	—	859,485
South Korea	2,073,502	—	—	2,073,502
United States	24,475,317	—	—	24,475,317
Money Market Fund	2,312,067	—	—	2,312,067
Total Investments	$31,953,109	$15,640,568	$—	$47,593,677

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Agribusiness ETF	Future of Food ETF	Gold Miners ETF	Green Metals ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,637,462,727	$2,826,278	$5,590,747,528	$21,883,913
Affiliated issuers (3)	—	—	5,337,336,343	—
Short-term investments held as collateral for securities loaned (4)	6,592,867	206,813	132,623,401	530,041
Cash	1,491,014	39,141	5,496,340	3,255
Cash denominated in foreign currency, at value (4)	—	—	427	310,507
Receivables:
Investment securities sold	4,322,161	—	—	—
Shares of beneficial interest sold	—	—	22,780,112	—
Dividends and interest	3,324,337	5,673	5,968,886	33,167
Prepaid expenses	1,977	—	33,086	—
Total assets	1,653,195,083	3,077,905	11,094,986,123	22,760,883
Liabilities:
Payables:
Investment securities purchased	—	—	22,774,792	—
Shares of beneficial interest redeemed	4,327,318	—	—	—
Collateral for securities loaned	6,592,867	206,813	132,623,401	530,041
Line of credit	—	—	—	345,190
Due to Adviser	743,767	1,679	5,035,770	11,919
Due to custodian	86,243	9,444	—	—
Deferred Trustee fees	482,141	—	1,159,710	—
Accrued expenses	204,760	—	404,934	—
Total liabilities	12,437,096	217,936	161,998,607	887,150
NET ASSETS	$1,640,757,987	$2,859,969	$10,932,987,516	$21,873,733
Shares outstanding	18,950,000	150,000	397,852,500	750,000
Net asset value, redemption and offering price per share	$86.58	$19.07	$27.48	$29.16
Net Assets consist of:
Aggregate paid in capital	$2,361,508,464	$3,462,993	$22,619,205,540	$26,637,554
Total distributable earnings (loss)	(720,750,477)	(603,024)	(11,686,218,024)	(4,763,821)
NET ASSETS	$1,640,757,987	$2,859,969	$10,932,987,516	$21,873,733
(1) Value of securities on loan	$10,494,145	$210,454	$237,120,762	$496,178
(2) Cost of investments - Unaffiliated issuers	$1,674,219,592	$3,451,875	$5,127,851,154	$26,464,481
(3) Cost of investments - Affiliated issuers	$—	$—	$6,739,088,600	$—
(4) Cost of short-term investments held as collateral for securities loaned	$6,592,867	$206,813	$132,623,401	$530,041
(4) Cost of cash denominated in foreign currency	$—	$—	$434	$364,932

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$3,331,074,527	$229,931,559	$144,944,696	$55,823,148
Short-term investments held as collateral for securities loaned (3)	92,878,949	8,445,942	1,183,311	—
Cash	6,676,664	77	56,594	—
Cash denominated in foreign currency, at value (4)	12,323	29,075	135,187	20
Receivables:
Investment securities sold	—	61	4	—
Shares of beneficial interest sold	25,014,475	—	—	—
Dividends and interest	2,026,135	490,079	253,498	194,944
Prepaid expenses	12,242	554	—	39
Total assets	3,457,695,315	238,897,347	146,573,290	56,018,151
Liabilities:
Payables:
Investment securities purchased	25,025,806	—	—	—
Shares of beneficial interest redeemed	—	—	—	3,262
Collateral for securities loaned	92,878,949	8,445,942	1,183,311	—
Line of credit	—	947,578	—	290,578
Due to Adviser	1,569,834	95,641	63,769	20,528
Due to custodian	—	—	—	2,500
Deferred Trustee fees	303,345	15,511	14,855	772
Accrued expenses	453,590	61,862	69,774	55,106
Total liabilities	120,231,524	9,566,534	1,331,709	372,746
NET ASSETS	$3,337,463,791	$229,330,813	$145,241,581	$55,645,405
Shares outstanding	103,837,446	1,833,298	3,200,000	1,875,000
Net asset value, redemption and offering price per share	$32.14	$125.09	$45.39	$29.68
Net Assets consist of:
Aggregate paid in capital	$9,149,811,626	$309,618,001	$187,419,909	$65,006,600
Total distributable earnings (loss)	(5,812,347,835)	(80,287,188)	(42,178,328)	(9,361,195)
NET ASSETS	$3,337,463,791	$229,330,813	$145,241,581	$55,645,405
(1) Value of securities on loan	$131,657,663	$26,411,462	$4,031,096	$—
(2) Cost of investments - Unaffiliated issuers	$4,578,741,594	$254,029,091	$139,172,864	$57,372,543
(3) Cost of short-term investments held as collateral for securities loaned	$92,878,949	$8,445,942	$1,183,311	$—
(4) Cost of cash denominated in foreign currency	$12,270	$28,998	$135,499	$20

See Notes to Financial Statements

41

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Uranium+Nuclear Energy ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,587,678,130	$782,208,539	$91,568,270	$45,281,610
Affiliated issuers (3)	61,699,270	—	—	—
Short-term investments held as collateral for securities loaned (4)	4,998,253	37,136,036	4,204,063	2,312,067
Cash	1,002,606	1,067	286,815	30
Cash denominated in foreign currency, at value (4)	—	1,037,727	—	118
Receivables:
Investment securities sold	11,907,213	—	6,824,810	—
Dividends and interest	3,326,682	524,432	175,083	216,266
Prepaid expenses	—	1,007	252	45
Total assets	2,670,612,154	820,908,808	103,059,293	47,810,136
Liabilities:
Payables:
Investment securities purchased	—	—	3,296,377	—
Shares of beneficial interest redeemed	11,907,315	—	3,774,874	—
Collateral for securities loaned	4,998,253	37,136,036	4,204,063	2,312,067
Line of credit	—	2,432,145	—	191,966
Due to Adviser	925,053	345,419	41,275	15,918
Deferred Trustee fees	210,231	19,923	17,171	11,105
Accrued expenses	4,851	88,603	109,419	73,181
Total liabilities	18,045,703	40,022,126	11,443,179	2,604,237
NET ASSETS	$2,652,566,451	$780,886,682	$91,616,114	$45,205,899
Shares outstanding	11,400,543	8,974,987	1,850,000	866,632
Net asset value, redemption and offering price per share	$232.67	$87.01	$49.52	$52.16
Net Assets consist of:
Aggregate paid in capital	$4,478,308,776	$974,748,946	$278,378,376	$127,644,919
Total distributable earnings (loss)	(1,825,742,325)	(193,862,264)	(186,762,262)	(82,439,020)
NET ASSETS	$2,652,566,451	$780,886,682	$91,616,114	$45,205,899
(1) Value of securities on loan	$22,715,429	$151,236,579	$20,875,188	$4,794,155
(2) Cost of investments - Unaffiliated issuers	$2,868,276,397	$660,408,617	$126,333,978	$43,888,335
(3) Cost of investments - Affiliated issuers	$80,379,052	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$4,998,253	$37,136,036	$4,204,063	$2,312,067
(4) Cost of cash denominated in foreign currency	$—	$1,037,725	$—	$119

See Notes to Financial Statements

42

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Agribusiness ETF	Future of Food ETF	Gold Miners ETF	Green Metals ETF
Income:
Dividends - unaffiliated issuers	$23,246,400	$22,158	$84,157,474	$446,550
Dividends - affiliated issuers	—	—	54,718,748	—
Interest	672	—	20,692	—
Securities lending income	566,547	6,270	699,331	974
Foreign taxes withheld	(2,336,743)	(1,896)	(12,321,958)	(38,740)
Total income	21,476,876	26,532	127,274,287	408,784

Expenses:
Management fees	3,898,632	8,125	33,860,400	69,511
Professional fees	26,063	—	26,005	—
Custody and accounting fees	39,422	—	103,647	—
Reports to shareholders	31,198	—	296,793	—
Trustees’ fees and expenses	10,000	—	106,169	—
Registration fees	2,968	—	9,848	—
Insurance	10,232	—	72,654	—
Interest and taxes	18,693	201	79,340	1,326
Other	5,302	—	80,537	—
Total expenses	4,042,510	8,326	34,635,393	70,837
Net investment income	17,434,366	18,206	92,638,894	337,947

Net realized gain (loss) on:
Investments - unaffiliated issuers	(16,756,650)	1,274	(416,907,077)	(488,462)
Investments - affiliated issuers	—	—	(8,261)	—
In-kind redemptions - unaffiliated issuers	50,358,244	—	437,052,921	56,624
In-kind redemptions - affiliated issuers	—	—	207,137,157	—
Foreign currency transactions and foreign denominated assets and liabilities	(143,112)	34	(617,887)	30,981
Net realized gain (loss)	33,458,482	1,308	226,656,853	(400,857)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(275,868,194)	(660,671)	(529,745,435)	(4,827,265)
Investments - affiliated issuers	—	—	(1,683,119,363)	—
Foreign currency transactions and foreign denominated assets and liabilities	(72,816)	1,112	(4,018)	(60,225)
Net change in unrealized appreciation (depreciation)	(275,941,010)	(659,559)	(2,212,868,816)	(4,887,490)
Net Decrease in Net Assets Resulting from Operations	$(225,048,162)	$(640,045)	$(1,893,573,069)	$(4,950,400)

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Income:
Dividends - unaffiliated issuers	$21,176,080	$2,080,940	$2,931,962	$592,104
Dividends - affiliated issuers	97,595	—	—	—
Interest	12,000	—	34	—
Securities lending income	1,045,221	398,562	24,353	191
Foreign taxes withheld	(2,161,407)	(172,722)	(142,491)	(77,948)
Total income	20,169,489	2,306,780	2,813,858	514,347

Expenses:
Management fees	11,009,957	622,745	339,372	67,074
Professional fees	29,515	41,620	—	23,574
Custody and accounting fees	114,716	29,725	—	14,606
Reports to shareholders	95,373	20,348	—	5,066
Trustees’ fees and expenses	52,162	2,922	—	229
Registration fees	9,745	2,969	—	2,968
Insurance	34,287	4,394	—	764
Interest	30,604	4,561	3,119	911
Other	10,136	2,732	—	1,443
Total expenses	11,386,495	732,016	342,491	116,635
Waiver of management fees	—	—	—	(36,577)
Net expenses	11,386,495	732,016	342,491	80,058
Net investment income	8,782,994	1,574,764	2,471,367	434,289

Net realized gain (loss) on:
Investments - unaffiliated issuers	(61,727,399)	(4,194,055)	(5,671,583)	(1,270,322)
Investments - affiliated issuers	(5,699,454)	—	—	—
In-kind redemptions - unaffiliated issuers	95,306,995	1,449,225	1,729,308	852,396
In-kind redemptions - affiliated issuers	249,457	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(294,262)	(4,889)	(54,731)	(2,675)
Net realized gain (loss)	27,835,337	(2,749,719)	(3,997,006)	(420,601)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(1,037,055,647)	(63,176,367)	(10,290,184)	(2,316,947)
Investments - affiliated issuers	(9,407,109)	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(3,416)	(14,645)	(3,335)	(6,177)
Net change in unrealized appreciation (depreciation)	(1,046,466,172)	(63,191,012)	(10,293,519)	(2,323,124)
Net Decrease in Net Assets Resulting from Operations	$(1,009,847,841)	$(64,365,967)	$(11,819,158)	$(2,309,436)

See Notes to Financial Statements

44

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Uranium+Nuclear Energy ETF
Income:
Dividends - unaffiliated issuers	$18,281,290	$4,328,194	$3,213,462	$740,030
Dividends - affiliated issuers	876,747	—	—	—
Interest	2,779	2,091	189	41
Securities lending income	16,486	1,769,863	38,278	7,259
Foreign taxes withheld	(5,803)	(314,248)	(59,780)	(63,712)
Total income	19,171,499	5,785,900	3,192,149	683,618

Expenses:
Management fees	5,692,661	2,353,734	311,699	107,169
Professional fees	—	23,892	23,687	23,109
Custody and accounting fees	—	60,174	9,877	13,891
Reports to shareholders	—	32,269	11,293	4,994
Trustees’ fees and expenses	—	5,764	1,399	390
Registration fees	—	2,969	2,279	2,968
Insurance	—	5,166	2,510	777
Interest	9,290	7,347	3,562	943
Other	—	3,679	677	1,280
Total expenses	5,701,951	2,494,994	366,983	155,521
Waiver of management fees	—	—	(20,553)	(25,974)
Net expenses	5,701,951	2,494,994	346,430	129,547
Net investment income	13,469,548	3,290,906	2,845,719	554,071

Net realized gain (loss) on:
Investments - unaffiliated issuers	(48,599,624)	(27,003,596)	(2,058,408)	342,819
Investments - affiliated issuers	(4,732,806)	—	—	—
In-kind redemptions - unaffiliated issuers	295,406,470	39,828,883	3,403,413	—
In-kind redemptions - affiliated issuers	80,881,741	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(34,747)	—	(12,302)
Net realized gain	322,955,781	12,790,540	1,345,005	330,517

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	96,547,351	(242,922,935)	(14,497,793)	(3,224,601)
Investments - affiliated issuers	51,758,892	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(4,438)	—	(1,151)
Net change in unrealized appreciation (depreciation)	148,306,243	(242,927,373)	(14,497,793)	(3,225,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	$484,731,572	$(226,845,927)	$(10,307,069)	$(2,341,164)

See Notes to Financial Statements

45

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Future of Food ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Period Ended December 31, 2021 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income	$17,434,366	$14,113,197	$18,206	$1,947
Net realized gain (loss)	33,458,482	103,047,705	1,308	(4)
Net change in unrealized appreciation (depreciation)	(275,941,010)	99,471,560	(659,559)	35,079
Net increase (decrease) in net assets resulting from operations	(225,048,162)	216,632,462	(640,045)	37,022

Distributions to shareholders from:
Distributable earnings	—	(13,850,800)	—	—

Share transactions*:
Proceeds from sale of shares	810,798,923	459,439,465	1,030,333	2,432,659
Cost of shares redeemed	(127,700,547)	(273,313,828)	—	—
Increase in net assets resulting from share transactions	683,098,376	186,125,637	1,030,333	2,432,659
Total increase in net assets	458,050,214	388,907,299	390,288	2,469,681
Net Assets, beginning of period	1,182,707,773	793,800,474	2,469,681	—
Net Assets, end of period	$1,640,757,987	$1,182,707,773	$2,859,969	$2,469,681

*Shares of Common Stock Issued (no par value)
Shares sold	7,950,000	5,250,000	50,000	100,000
Shares redeemed	(1,400,000)	(3,050,000)	—	—
Net increase	6,550,000	2,200,000	50,000	100,000

(a)   For the period December 1, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements

46

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gold Miners ETF		Green Metals ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Period Ended December 31, 2021 (a)
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$92,638,894	$220,313,648	$337,947	$(3,750)
Net realized gain (loss)	226,656,853	703,319,609	(400,857)	(61,930)
Net change in unrealized appreciation (depreciation)	(2,212,868,816)	(2,479,630,293)	(4,887,490)	252,259
Net increase (decrease) in net assets resulting from operations	(1,893,573,069)	(1,555,997,036)	(4,950,400)	186,579

Distributions to shareholders from:
Distributable earnings	—	(224,002,317)	—	—

Share transactions*:
Proceeds from sale of shares	1,489,764,333	2,030,470,195	12,688,407	15,509,965
Cost of shares redeemed	(1,936,290,284)	(3,480,902,948)	(1,560,818)	—
Increase (decrease) in net assets resulting from share transactions	(446,525,951)	(1,450,432,753)	11,127,589	15,509,965
Total increase (decrease) in net assets	(2,340,099,020)	(3,230,432,106)	6,177,189	15,696,544
Net Assets, beginning of period	13,273,086,536	16,503,518,642	15,696,544	—
Net Assets, end of period	$10,932,987,516	$13,273,086,536	$21,873,733	$15,696,544

*Shares of Common Stock Issued (no par value)
Shares sold	41,900,000	58,150,000	350,000	450,000
Shares redeemed	(58,850,000)	(102,000,000)	(50,000)	—
Net increase (decrease)	(16,950,000)	(43,850,000)	300,000	450,000

(a)   For the period November 10, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements

47

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$8,782,994	$43,598,687	$1,574,764	$1,432,887
Net realized gain (loss)	27,835,337	171,809,877	(2,749,719)	71,875,642
Net change in unrealized appreciation (depreciation)	(1,046,466,172)	(1,538,777,434)	(63,191,012)	(84,954,022)
Net decrease in net assets resulting from operations	(1,009,847,841)	(1,323,368,870)	(64,365,967)	(11,645,493)

Distributions to shareholders from:
Distributable earnings	—	(80,009,332)	—	(1,340,155)

Share transactions*:
Proceeds from sale of shares	295,318,483	455,259,072	—	209,712,572
Cost of shares redeemed	(442,795,404)	(872,059,989)	(7,052,181)	(166,136,494)
Increase (decrease) in net assets resulting from share transactions	(147,476,921)	(416,800,917)	(7,052,181)	43,576,078
Total increase (decrease) in net assets	(1,157,324,762)	(1,820,179,119)	(71,418,148)	30,590,430
Net Assets, beginning of period	4,494,788,553	6,314,967,672	300,748,961	270,158,531
Net Assets, end of period	$3,337,463,791	$4,494,788,553	$229,330,813	$300,748,961

*Shares of Common Stock Issued (no par value)
Shares sold	7,500,000	9,850,000	—	1,300,000
Shares redeemed	(11,000,000)	(18,900,000)	(50,000)	(1,050,000)
Net increase (decrease)	(3,500,000)	(9,050,000)	(50,000)	250,000

See Notes to Financial Statements

48

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources ETF		Oil Refiners ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,471,367	$2,028,234	$434,289	$472,371
Net realized loss	(3,997,006)	(664,371)	(420,601)	(1,182,181)
Net change in unrealized appreciation (depreciation)	(10,293,519)	12,884,685	(2,323,124)	2,639,228
Net increase (decrease) in net assets resulting from operations	(11,819,158)	14,248,548	(2,309,436)	1,929,418

Distributions to shareholders from:
Distributable earnings	—	(2,140,110)	—	(470,018)

Share transactions*:
Proceeds from sale of shares	64,660,823	37,659,686	41,125,019	708,375
Cost of shares redeemed	(4,848,265)	(4,695,212)	(2,844,057)	—
Increase in net assets resulting from share transactions	59,812,558	32,964,474	38,280,962	708,375
Total increase in net assets	47,993,400	45,072,912	35,971,526	2,167,775
Net Assets, beginning of period	97,248,181	52,175,269	19,673,879	17,506,104
Net Assets, end of period	$145,241,581	$97,248,181	$55,645,405	$19,673,879

*Shares of Common Stock Issued (no par value)
Shares sold	1,250,000	800,000	1,250,000	25,000
Shares redeemed	(100,000)	(100,000)	(100,000)	—
Net increase	1,150,000	700,000	1,150,000	25,000

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Services ETF		Rare Earth/Strategic Metals ETF
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2022	2021	June 30, 2022	2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$13,469,548	$24,048,164	$3,290,906	$685,719
Net realized gain	322,955,781	91,476,848	12,790,540	107,316,664
Net change in unrealized appreciation (depreciation)	148,306,243	(245,287,006)	(242,927,373)	273,354,965
Net increase (decrease) in net assets resulting from operations	484,731,572	(129,761,994)	(226,845,927)	381,357,348

Distributions to shareholders from:
Distributable earnings	—	(21,600,606)	—	(54,350,856)

Share transactions*:
Proceeds from sale of shares	1,960,554,863	4,464,669,089	107,367,238	552,129,245
Cost of shares redeemed	(1,935,839,010)	(2,893,608,272)	(113,495,071)	(187,397,855)
Increase (decrease) in net assets resulting from share transactions	24,715,853	1,571,060,817	(6,127,833)	364,731,390
Total increase (decrease) in net assets	509,447,425	1,419,698,217	(232,973,760)	691,737,882
Net Assets, beginning of period	2,143,119,026	723,420,809	1,013,860,442	322,122,560
Net Assets, end of period	$2,652,566,451	$2,143,119,026	$780,886,682	$1,013,860,442

*Shares of Common Stock Issued (no par value)
Shares sold	7,450,000	21,100,000	1,050,000	6,200,000
Shares redeemed	(7,650,000)	(14,200,000)	(1,150,000)	(2,050,000)
Net increase (decrease)	(200,000)	6,900,000	(100,000)	4,150,000

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Steel ETF		Uranium+Nuclear Energy ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,845,719	$8,722,425	$554,071	$697,092
Net realized gain (loss)	1,345,005	34,079,900	330,517	(675,324)
Net change in unrealized appreciation (depreciation)	(14,497,793)	(25,264,114)	(3,225,752)	3,159,751
Net increase (decrease) in net assets resulting from operations	(10,307,069)	17,538,211	(2,341,164)	3,181,519

Distributions to shareholders from:
Distributable earnings	—	(8,650,070)	—	(700,021)

Share transactions*:
Proceeds from sale of shares	45,291,916	245,785,508	12,320,146	14,652,183
Cost of shares redeemed	(55,192,472)	(219,740,003)	—	—
Increase (decrease) in net assets resulting from share transactions	(9,900,556)	26,045,505	12,320,146	14,652,183
Total increase (decrease) in net assets	(20,207,625)	34,933,646	9,978,982	17,133,681
Net Assets, beginning of period	111,823,739	76,890,093	35,226,917	18,093,236
Net Assets, end of period	$91,616,114	$111,823,739	$45,205,899	$35,226,917

*Shares of Common Stock Issued (no par value)
Shares sold	675,000	4,125,000	225,000	275,000
Shares redeemed	(925,000)	(3,750,000)	—	—
Net increase (decrease)	(250,000)	375,000	225,000	275,000

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$95.38		$77.82	$68.59	$57.11	$61.63	$51.38
Net investment income (a)	1.08		1.14	0.90	0.83	0.83	0.83
Net realized and unrealized gain (loss) on investments	(9.88)		17.54	9.19	11.56	(4.39)	10.30
Total from investment operations	(8.80)		18.68	10.09	12.39	(3.56)	11.13
Distributions from:
Net investment income	—		(1.12)	(0.86)	(0.91)	(0.96)	(0.88)
Net asset value, end of period	$86.58		$95.38	$77.82	$68.59	$57.11	$61.63
Total return (b)	(9.22)%	(c)	23.99%	14.73%	21.70%	(5.76)%	21.68%

Ratios to average net assets
Expenses	0.52%	(d)	0.52%	0.55%	0.56%	0.54%	0.54%
Expenses excluding interest	0.52%	(d)	0.52%	0.55%	0.56%	0.54%	0.53%
Net investment income	2.24%	(d)	1.25%	1.41%	1.29%	1.32%	1.48%
Supplemental data
Net assets, end of period (in millions)	$1,641		$1,183	$794	$717	$757	$854
Portfolio turnover rate (e)	15%	(c)	17%	13%	21%	16%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Future of Food ETF

	Period Ended June 30, 2022		Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.70		$24.33
Net investment income (b)	0.17		0.02
Net realized and unrealized gain (loss) on investments	(5.80)		0.35
Total from investment operations	(5.63)		0.37
Net asset value, end of period	$19.07		$24.70
Total return (c)	(22.80)%	(d)	1.53%	(d)

Ratios to average net assets
Expenses	0.70%	(e)	0.69%	(e)
Expenses excluding interest and taxes	0.69%	(e)	0.69%	(e)
Net investment income	1.56%	(e)	0.93%	(e)
Supplemental data
Net assets, end of period (in millions)	$3		$2
Portfolio turnover rate (f)	0%	(d)	0%	(d)

(a)	For the period December 1, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$32.00		$35.98	$29.34	$21.07	$23.25	$20.92
Net investment income (a)	0.23		0.52	0.21	0.19	0.14	0.10
Net realized and unrealized gain (loss) on investments	(4.75)		(3.97)	6.62	8.27	(2.21)	2.41
Total from investment operations	(4.52)		(3.45)	6.83	8.46	(2.07)	2.51
Distributions from:
Net investment income	—		(0.53)	(0.19)	(0.19)	(0.11)	(0.18)
Net asset value, end of period	$27.48		$32.00	$35.98	$29.34	$21.07	$23.25
Total return (b)	(14.12)%	(c)	(9.56)%	23.30%	40.15%	(8.92)%	11.99%

Ratios to average net assets
Expenses	0.51%	(d)	0.51%	0.51%	0.52%	0.52%	0.53%
Net investment income	1.37%	(d)	1.53%	0.61%	0.76%	0.66%	0.42%
Supplemental data
Net assets, end of period (in millions)	$10,933		$13,273	$16,504	$12,999	$10,576	$7,575
Portfolio turnover rate (e)	11%	(c)	15%	13%	14%	15%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

54

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Metals ETF

	Period Ended June 30, 2022		Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$34.88		$34.67
Net investment income (loss) (b)	0.48		(0.01)
Net realized and unrealized gain (loss) on investments	(6.20)		0.22
Total from investment operations	(5.72)		0.21
Net asset value, end of period	$29.16		$34.88
Total return (c)	(16.39)%	(d)	0.61%	(d)

Ratios to average net assets
Expenses	0.60%	(e)	0.60%	(e)
Expenses excluding interest	0.59%	(e)	0.59%	(e)
Net investment income (loss)	2.87%	(e)	(0.30)%	(e)
Supplemental data
Net assets, end of period (in millions)	$22		$16
Portfolio turnover rate (f)	17%	(d)	10%	(d)

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

55

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$41.88		$54.26	$42.39	$30.11	$34.21	$31.72
Net investment income (a)	0.08		0.39	0.22	0.08	0.14	0.05
Net realized and unrealized gain (loss) on investments	(9.82)		(12.02)	12.51	12.36	(4.10)	2.45
Total from investment operations	(9.74)		(11.63)	12.73	12.44	(3.96)	2.50
Distributions from:
Net investment income	—		(0.75)	(0.86)	(0.16)	(0.14)	(0.01)
Net asset value, end of period	$32.14		$41.88	$54.26	$42.39	$30.11	$34.21
Total return (b)	(23.25)%	(c)	(21.44)%	30.07%	41.31%	(11.58)%	7.89%

Ratios to average net assets
Gross expenses	0.52%	(d)	0.52%	0.52%	0.53%	0.53%	0.55%	(e)
Net expenses	0.52%	(d)	0.52%	0.52%	0.53%	0.53%	0.54%	(e)
Net expenses excluding interest	0.52%	(d)	0.52%	0.52%	0.53%	0.53%	0.53%	(e)
Net investment income	0.40%	(d)	0.84%	0.46%	0.24%	0.45%	0.16%	(e)
Supplemental data
Net assets, end of period (in millions)	$3,337		$4,495	$6,315	$5,219	$4,273	$4,634
Portfolio turnover rate (f)	18%	(c)	24%	34%	19%	28%	67%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

56

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$159.69		$165.41	$75.70	$55.10	$60.94	$50.62
Net investment income (a)	0.85		0.78	0.16	0.05	0.26	1.12
Net realized and unrealized gain (loss) on investments	(35.45)		(5.79)	89.64	20.55	(5.76)	9.97
Total from investment operations	(34.60)		(5.01)	89.80	20.60	(5.50)	11.09
Distributions from:
Net investment income	—		(0.71)	(0.09)	—	(0.34)	(0.77)
Net asset value, end of period	$125.09		$159.69	$165.41	$75.70	$55.10	$60.94
Total return (b)	(21.67)%	(c)	(3.02)%	118.65%	37.38%	(9.02)%	21.90%

Ratios to average net assets
Gross expenses	0.59%	(d)	0.55%	0.64%	0.65%	0.65%	0.67%
Net expenses	0.59%	(d)	0.55%	0.62%	0.62%	0.63%	0.63%
Net expenses excluding interest	0.58%	(d)	0.55%	0.62%	0.62%	0.62%	0.62%
Net investment income	1.26%	(d)	0.49%	0.16%	0.08%	0.44%	1.94%
Supplemental data
Net assets, end of period (in millions)	$229		$301	$270	$105	$79	$87
Portfolio turnover rate (e)	7%	(c)	77%	84%	40%	31%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

57

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Natural Resources ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$47.44		$38.65	$37.10	$32.20	$37.09	$32.31
Net investment income (a)	0.91		1.21	0.84	0.96	0.81	0.72
Net realized and unrealized gain (loss) on investments	(2.96)		8.60	1.65(b)	4.94	(4.78)	4.81
Total from investment operations	(2.05)		9.81	2.49	5.90	(3.97)	5.53
Distributions from:
Net investment income	—		(1.02)	(0.94)	(1.00)	(0.92)	(0.75)
Net asset value, end of period	$45.39		$47.44	$38.65	$37.10	$32.20	$37.09
Total return (c)	(4.32)%	(d)	25.38%	6.73%	18.34%	(10.69)%	17.14%

Ratios to average net assets
Gross expenses (e)	0.49%	(f)	0.78%	0.90%	0.79%	0.72%	0.80%
Net expenses (e)	0.49%	(f)	0.49%	0.49%	0.50%	0.50%	0.50%
Net expenses excluding interest (e)	0.49%	(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.57%	(f)	2.63%	2.59%	2.70%	2.21%	2.09%
Supplemental data
Net assets, end of period (in millions)	$145		$97	$52	$70	$77	$104
Portfolio turnover rate (g)	29%	(d)	26%	26%	24%	23%	34%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after December 31, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

58

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$27.14		$25.01	$29.01	$26.95	$30.40	$20.86
Net investment income (a)	0.49		0.66	0.58	0.56	0.74	0.61
Net realized and unrealized gain (loss) on investments	2.05		2.12	(3.92)	1.91	(3.54)	9.38
Total from investment operations	2.54		2.78	(3.34)	2.47	(2.80)	9.99
Distributions from:
Net investment income	—		(0.65)	(0.64)	(0.41)	(0.52)	(0.37)
Net realized capital gains	—		—	—	—	(0.13)	(0.08)
Return of capital	—		—	(0.02)	—	—	—
Total distributions	—		(0.65)	(0.66)	(0.41)	(0.65)	(0.45)
Net asset value, end of period	$29.68		$27.14	$25.01	$29.01	$26.95	$30.40
Total return (b)	9.36%	(c)	11.10%	(11.50)%	9.19%	(9.22)%	47.91%

Ratios to average net assets
Gross expenses	0.87%	(d)	1.02%	1.29%	1.03%	0.72%	2.71%
Net expenses	0.60%	(d)	0.59%	0.59%	0.60%	0.60%	0.59%
Net expenses excluding interest	0.59%	(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	3.24%	(d)	2.32%	2.56%	1.97%	2.32%	2.43%
Supplemental data
Net assets, end of period (in millions)	$56		$20	$18	$35	$49	$11
Portfolio turnover rate (e)	23%	(c)	18%	37%	30%	31%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

59

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Services ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$184.74		$153.90	$265.47	$280.60	$520.40	$667.20
Net investment income (b)	1.07		2.41	2.26	6.60	7.00	18.00
Net realized and unrealized gain (loss) on investments	46.86		30.24(c)	(111.94)	(15.93)(c)	(240.80)	(151.20)
Total from investment operations	47.93		32.65	(109.68)	(9.33)	(233.80)	(133.20)
Distributions from:
Net investment income	—		(1.81)	(1.89)	(5.80)	(6.00)	(13.60)
Net asset value, end of period	$232.67		$184.74	$153.90	$265.47	$280.60	$520.40
Total return (d)	25.94%	(e)	21.18%	(41.31)%	(3.35)%	(44.93)%	(19.95)%

Ratios to average net assets
Gross expenses (f)	0.35%	(g)	0.36%	0.40%	0.39%	0.38%	0.39%
Net expenses (f)	0.35%	(g)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.83%	(g)	1.21%	1.68%	2.28%	1.44%	3.36%
Supplemental data
Net assets, end of period (in millions)	$2,653		$2,143	$723	$773	$1,045	$1,651
Portfolio turnover rate (h)	6%	(e)	28%	33%	29%	22%	34%

(a)	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Periods after December 31, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

60

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$111.72		$65.41	$40.41	$40.68	$89.25	$50.70
Net investment income (b)	0.36		0.08	0.58	0.90	1.98	1.32
Net realized and unrealized gain (loss) on investments	(25.07)		52.12	24.95	(0.54)(c)	(45.48)	39.84
Total from investment operations	(24.71)		52.20	25.53	0.36	(43.50)	41.16
Distributions from:
Net investment income	—		(5.89)	(0.53)	(0.63)	(5.07)	(2.61)
Net asset value, end of period	$87.01		$111.72	$65.41	$40.41	$40.68	$89.25
Total return (d)	(22.12)%	(e)	80.09%	63.22%	0.91%	(48.70)%	81.43%

Ratios to average net assets
Gross expenses	0.53%	(f)	0.53%	0.63%	0.64%	0.63%	0.73%
Net expenses	0.53%	(f)	0.53%	0.59%	0.60%	0.59%	0.61%
Net expenses excluding interest	0.53%	(f)	0.53%	0.57%	0.57%	0.57%	0.57%
Net investment income	0.70%	(f)	0.08%	1.44%	2.14%	2.73%	1.99%
Supplemental data
Net assets, end of period (in millions)	$781		$1,014	$322	$193	$93	$182
Portfolio turnover rate (g)	21%	(e)	74%	70%	64%	68%	57%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

61

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Steel ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$53.25		$44.57	$37.74	$34.87	$45.74	$37.82
Net investment income (a)	1.36		3.19	0.71	1.16	1.30	0.92
Net realized and unrealized gain (loss) on investments	(5.09)		9.25	6.95	2.75	(9.99)	8.12
Total from investment operations	(3.73)		12.44	7.66	3.91	(8.69)	9.04
Distributions from:
Net investment income	—		(3.76)	(0.77)	(1.04)	(2.18)	(1.12)
Return of capital	—		—	(0.06)	—	—	—
Total distributions	—		(3.76)	(0.83)	(1.04)	(2.18)	(1.12)
Net asset value, end of period	$49.52		$53.25	$44.57	$37.74	$34.87	$45.74
Total return (b)	(7.00)%	(c)	27.91%	20.57%	11.02%	(18.94)%	23.86%

Ratios to average net assets
Gross expenses	0.59%	(d)	0.56%	0.95%	0.71%	0.61%	0.62%
Net expenses	0.56%	(d)	0.55%	0.56%	0.56%	0.56%	0.56%
Net expenses excluding interest	0.55%	(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.56%	(d)	5.48%	2.31%	3.11%	2.80%	2.25%
Supplemental data
Net assets, end of period (in millions)	$92		$112	$77	$66	$58	$151
Portfolio turnover rate (e)	9%	(c)	25%	34%	19%	16%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

62

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Uranium+Nuclear Energy ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$54.90		$49.35	$48.71	$49.67	$49.09	$47.55
Net investment income (a)	0.70		1.44	0.89	1.07	1.30	1.35
Net realized and unrealized gain (loss) on investments	(3.44)		5.20	0.85	(0.85)	1.22	2.57
Total from investment operations	(2.74)		6.64	1.74	0.22	2.52	3.92
Distributions from:
Net investment income	—		(1.09)	(1.10)	(1.18)	(1.94)	(2.38)
Net asset value, end of period	$52.16		$54.90	$49.35	$48.71	$49.67	$49.09
Total return (b)	(4.99)%	(c)	13.48%	3.59%	0.44%	5.15%	8.27%

Ratios to average net assets
Gross expenses	0.73%	(d)	0.89%	1.25%	0.93%	0.85%	0.89%
Net expenses	0.60%	(d)	0.60%	0.60%	0.61%	0.60%	0.61%
Net expenses excluding interest	0.60%	(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.59%	(d)	2.70%	1.97%	2.13%	2.58%	2.67%
Supplemental data
Net assets, end of period (in millions)	$45		$35	$18	$23	$26	$28
Portfolio turnover rate (e)	15%	(c)	25%	25%	15%	32%	19%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

63

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Agribusiness ETF	Non-Diversified
Future of Food ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Green Metals ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth/Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Uranium+Nuclear Energy ETF	Non-Diversified

Each Fund, except for Future of Food ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. The Future of Food ETF is an actively managed ETF that seeks long-term capital appreciation and invests primarily in securities of companies engaged in Agri-Food technology and innovation.

Van Eck Associates Corporation (the “Adviser”) is the investment adviser for the Funds.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser
64

provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net
65

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2022 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2023, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended June 30, 2022, are as follows:

Fund	Management Fees	Expense Limitations
Agribusiness ETF	0.50%	0.56%
Gold Miners ETF	0.50	0.53
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth/Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium+Nuclear Energy ETF	0.50	0.60

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

66

The Future of Food ETF, Green Metals ETF, and effective January 1, 2022, Natural Resources ETF and Oil Services ETF utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Fund, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses until at least May 1, 2023.

Fund	Unitary Management Fee Rate
Future of Food ETF	0.69%
Green Metals ETF	0.59
Natural Resources ETF	0.49
Oil Services ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2022, the Adviser owned less than 1% of Gold Miners ETF.

Note 4—Capital Share Transactions—As of June 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$259,651,183	$225,549,595	$787,392,182	$123,667,445
Future of Food ETF	22,717	11,174	1,010,044	—
Gold Miners ETF	1,592,222,953	1,423,657,146	1,488,762,364	1,935,272,692
Green Metals ETF	7,816,665	4,040,251	8,713,626	1,052,995
Junior Gold Miners ETF	768,990,356	757,070,609	292,426,056	441,142,842
Low Carbon Energy ETF	20,643,919	18,810,600	—	6,709,067
Natural Resources ETF	42,391,478	38,923,597	63,023,688	4,730,700
Oil Refiners ETF	12,328,102	6,368,442	35,294,072	2,363,999
Oil Services ETF	199,396,051	191,235,177	1,960,548,664	1,935,634,678
Rare Earth/Strategic Metals ETF	199,896,106	197,042,031	82,590,677	85,930,486
Steel ETF	13,451,892	10,696,594	45,271,598	55,172,480
Uranium+Nuclear Energy ETF	7,110,301	6,342,280	12,314,489	—
67

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes—As of June 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$1,687,567,610	$95,662,441	$(139,174,457)	$(43,512,016)
Future of Food ETF	3,658,688	37,908	(663,505)	(625,597)
Gold Miners ETF	12,030,134,417	998,008,185	(1,967,435,330)	(969,427,145)
Green Metals ETF	27,035,615	350,778	(4,972,439)	(4,621,661)
Junior Gold Miners ETF	4,811,882,745	126,940,112	(1,514,869,381)	(1,387,929,269)
Low Carbon Energy ETF	262,717,588	30,993,927	(55,334,014)	(24,340,087)
Natural Resources ETF	140,504,253	15,330,634	(9,706,880)	5,623,754
Oil Refiners ETF	57,614,816	1,225,667	(3,017,335)	(1,791,668)
Oil Services ETF	2,954,907,018	52,375,330	(352,906,695)	(300,531,365)
Rare Earth/Strategic Metals ETF	746,131,395	215,862,461	(142,649,281)	73,213,180
Steel ETF	130,747,561	–	(34,975,228)	(34,975,228)
Uranium+Nuclear Energy ETF	46,464,161	4,744,860	(3,615,344)	1,129,516

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2021, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Agribusiness ETF	$(175,905,265)	$(551,654,085)	$(727,559,350)
Gold Miners ETF	(1,805,505,732)	(9,236,573,744)	(11,042,079,476)
Green Metals ETF	(27,331)	–	(27,331)
Junior Gold Miners ETF	(1,648,480,658)	(2,831,424,632)	(4,479,905,290)
Low Carbon Energy ETF	(7,146,828)	(47,629,264)	(54,776,092)
Natural Resources ETF	(3,940,074)	(42,329,314)	(46,269,388)
Oil Refiners ETF	(3,229,685)	(4,344,872)	(7,574,557)
Oil Services ETF	(234,798,568)	(1,626,627,490)	(1,861,426,058)
Rare Earth/Strategic Metals ETF	(35,999,127)	(232,464,649)	(268,463,776)
Steel ETF	(13,384,193)	(142,647,850)	(156,032,043)
Uranium+Nuclear Energy ETF	(13,930,669)	(71,255,403)	(85,186,072)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus

68

outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced and may continue to experience significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Effective January 1, 2022, Natural Resources ETF and Oil Services ETF converted to a unitary management fee structure. For these Funds, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through December 31, 2021. Future of Food ETF and Green Metals ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements

69

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2022 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$10,494,145	$6,592,867	$4,451,660	$11,044,527
Future of Food ETF	210,454	206,813	19,535	226,348
Gold Miners ETF	237,120,762	132,623,401	124,926,066	257,549,467
Green Metals ETF	496,178	530,041	–	530,041
Junior Gold Miners ETF	131,657,663	92,878,949	58,368,936	151,247,885
Low Carbon Energy ETF	26,411,462	8,445,942	19,238,105	27,684,047
Natural Resources ETF	4,031,096	1,183,311	3,071,381	4,254,692
Oil Services ETF	22,715,429	4,998,253	19,066,360	24,064,613
Rare Earth/Strategic Metals ETF	151,236,579	37,136,036	129,123,344	166,259,380
Steel ETF	20,875,188	4,204,063	18,029,129	22,233,192
Uranium+Nuclear Energy ETF	4,794,155	2,312,067	2,759,968	5,072,035

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$6,592,867
Future of Food ETF	206,813
Gold Miners ETF	132,623,401
Green Metals ETF	530,041
Junior Gold Miners ETF	92,878,949
Low Carbon Energy ETF	8,445,942
Natural Resources ETF	1,183,311
Oil Services ETF	4,998,253
Rare Earth/Strategic Metals ETF	37,136,036
Steel ETF	4,204,063
Uranium+Nuclear Energy ETF	2,312,067

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The participating Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates

70

in effect at the time of borrowings. During the period ended June 30, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	117	$2,598,092	1.87%
Gold Miners ETF	51	27,486,139	1.91
Green Metals ETF	167	384,424	1.76
Junior Gold Miners ETF	25	18,046,532	2.34
Low Carbon Energy ETF	117	650,429	1.88
Natural Resources ETF	98	543,381	1.80
Oil Refiners ETF	32	253,351	2.07
Oil Services ETF	93	1,868,000	1.62
Rare Earth/Strategic Metals ETF	98	1,136,405	1.79
Steel ETF	48	725,627	1.79
Uranium+Nuclear Energy ETF	85	156,326	2.12

Outstanding loan balances as of June 30, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— The Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF, and 1 for 3 reverse share split for Rare Earth/Strategic Metals ETF and shares began trading on a split-adjusted basis on April 15, 2020. The Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

Note 12—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

71

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChiNext ETF, Digital India ETF, Egypt Index ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium + Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck China Growth Leaders ETF and ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. They also considered the fact that each of the VanEck Digital India ETF and Green Metals ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered the Adviser’s efforts to navigate significant regulatory restrictions and other operational challenges in managing the VanEck Russia ETF and Russia Small-Cap ETF during recent periods.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, (i) (with respect to the VanEck Digital India ETF, Green Metals ETF, Natural Resources ETF and Oil Services ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to all other Funds) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds

72

to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Rare Earth/Strategic Metals ETF and Steel ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Agribusiness ETF, Oil Services ETF, Russia ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and equal to the median of its respective peer group of funds, and each of the VanEck Digital India ETF, Green Metals ETF and Natural Resources ETF had management fees above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Brazil Small-Cap ETF, Gold Miners ETF, Indonesia Index ETF and Oil Services ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, each of the VanEck Israel ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and above the median of its respective peer group of funds, and Junior Gold Miners ETF had a total expense ratio (after the effect of any applicable expense limitation) equal to the average and above the median of its respective peer group of funds, each of ChiNext ETF, Digital India ETF, Green Metals ETF, India Growth Leaders ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its respective peer group of funds, and each of the VanEck Africa Index ETF, Egypt Index ETF, Russia Small-Cap ETF and Uranium + Nuclear Energy ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. With respect to the VanEck Russia ETF and Russia Small-Cap ETF, the Trustees noted that the Adviser had voluntarily agreed to waive all of the Funds’ management fees beginning March 11, 2022 (although such waiver could be terminated at any time). The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

73

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2022 (unaudited) (continued)

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Future of Food ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Future of Food ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the

74

performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark and the Adviser’s statement that the Fund’s performance against its benchmark is more relevant than performance against its peer group, given the small number of funds with directly competing strategies. The Trustees noted that the Fund had underperformed its benchmark for the period since its inception on November 30, 2021 through December 31, 2021, a relatively short period. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees above the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio above the average and median of its peer group of funds. The Trustees reviewed the amount by which the Fund’s management fees and total expense ratio exceeded the average and median of its peer group and information provided by the Adviser providing context for these comparisons, including that the Fund is actively managed while the other funds in its peer group are passively managed. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

75

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2022 (unaudited) (continued)

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck Commodity Strategy ETF and VanEck Gold and Bitcoin Strategy ETF

At a meeting held on March 4, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck ETF® Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Commodity Strategy ETF (formerly known as VanEck Commodities and Bitcoin Strategy ETF) and VanEck Gold and Bitcoin Strategy ETF (the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser would provide under each Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of each Fund (including any expenses of the Fund’s subsidiary and excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees

76

considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreements are in the best interest of the Funds and the Funds’ shareholders.

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Commodity Strategy ETF (formerly known as VanEck Commodities and Bitcoin Strategy ETF) and VanEck Gold and Bitcoin Strategy ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the proposed management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. In evaluating the terms of the Investment Management Agreements at the Renewal Meeting and the May 6, 2022 meeting, the Trustees considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreements, including the Adviser’s agreement to pay all expenses of the Funds (inclusive of any expenses of the Funds’ subsidiaries), except for the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Funds to the Adviser because the Funds had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

77

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

78

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	NRSAR
78

SEMI-ANNUAL REPORT June 30, 2022 (unaudited)

Africa Index ETF	AFK®
Brazil Small-Cap ETF	BRF®
China Growth Leaders ETF	GLCN
ChiNext ETF	CNXT®
Digital India ETF	DGIN
Egypt Index ETF	EGPT®
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX®
Israel ETF	ISRA™
Vietnam ETF	VNM®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2022.

VANECK ETF TRUST

PRESIDENT’S LETTER

June 30, 2022 (unaudited)

Dear Fellow Shareholders:

When will market volatility be over? The short answer: not yet. Financial tightening by central banks is never good for financial assets. And while the first half of 2022 has already been painful, we are only now, in midsummer, experiencing the onset of “quantitative tightening,” when the central banks stop buying bonds. This, to me, is the final act in this process and it may take a few months to work itself out. I am hoping that there are no implosions by major, indebted countries, or major dislocations in fixed income or banking markets.

The second signal that will imply less pressure on financial markets—stocks and bonds—is weaker labor markets, because only that, I believe, will slow wage pressure and therefore inflation. While there will likely be many minor signals and headlines, we may not have confirmation of cooling wage pressure until year-end or later.

For over a year, I’ve been saying that we would be in a better position to gauge inflation persistence in the second half of 2022, because only now would we know whether inflationary psychology had affected wages. Well, here we are. Despite a cooling U.S. economy, the labor market is still hot. There is a strong relationship between wages and inflation, which historically becomes more pronounced during periods of high inflation. Based on the fact that the record-setting spending stimulus has led to wage inflation, our view now is that inflation will be higher for longer.

Rising Correlation: Upward Pressure on Wages Leads to Upward Pressure on Inflation

While we expect to be in an elevated inflation regime for an extended period of time, there should be some temporary relief on the horizon from the negative wealth effect from declining asset values, a recent pullback in commodity prices and improving supply chains. But asset values can still fall further from here, commodity prices are still high by historical standards, and supply chain pressures are still at last summer’s levels.

Consumers are being squeezed from high inflation and more restrictive, yet still accommodative, monetary policy. We estimate the evisceration of over $40 trillion from the global stock, bond and crypto markets as a result of the current macro-economic conditions. That equates to nearly half of the world’s GDP!

Multi-Year Investment Themes: Resources Transition and Blockchain Disruption

So, we continue to focus on two multi-year investment themes.

Commodities have broken out of their prolonged bear market to reach record highs, driven by forces—primarily, the supply-demand imbalance—that have been in place even before Russia’s invasion of Ukraine. The Russia-Ukraine crisis has, however, accelerated efforts to reduce dependency on Russian energy supply in Europe, and part of that plan includes a shift towards renewable energy.

Commodity prices have more than doubled from their COVID-19 lows. Yet, the supply response across all industries has been limited due to the emphasis on capital discipline and environmental, social and governance constraints. If we are in the early stages of an economic slowdown, then it is very unlikely that we will see an increase in capital expenditures leading to additional supply. This should lead to a swift rebound in prices when economic growth resumes.

We still like commodity equities, particularly companies involved in green metals used in electric vehicle and clean energy components and, perhaps with a longer-term horizon, agribusiness companies looking to innovate for more efficient, climate-friendly and sustainable food production. Fears of global recession have hurt these investments, but I believe the longer-term trends will prevail.

The fallout from the Terra ecosystem’s collapse in May on the broader digital assets market cannot be understated. It caused major damage, and bankruptcies and liquidations of borrowing/lending firms are likely ahead, not to mention litigation from retail investors. Volatility is a given with crypto, with Bitcoin and Ethereum under the most pressure from their status as the “reserve” holdings for many in the crypto world. However, while I used to think Bitcoin’s drawdown risk was 90% back in 2017, I expected the drawdowns to

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

be more muted in current times. This is because the underlying blockchain technology is being used to gain efficiency and reduce risk in the financial system, and I believe adoption will keep expanding.

Growth is Less Rich Relative to Value

For much of 2021, many growth stocks were very richly valued. At the end of 2021, the price-to-earnings (“P/E”) ratio of the Russell 1000 Growth Index was hovering around 40. By comparison, during that same period, the P/E ratio of the Russell 1000 Value Index was below 20. That equated to a valuation spread of roughly 20.

We hadn’t seen such a big dislocation between growth and value stocks since the tech bubble in the early 2000s. That is why, at the start of 2022, we said to wait to buy growth. We could be getting closer, but investors should be cautious. The current spread between the P/E ratios of growth and value stocks is over 11 and the long-term average is 8. If inflation remains persistently high, as we expect, then this spread may go even lower.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each the funds for the six month period ended June 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 12, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 to June 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
Africa Index ETF
Actual	$1,000.00	$834.30	0.84%	$3.82
Hypothetical (b)	$1,000.00	$1,020.63	0.84%	$4.21
Brazil Small-Cap ETF
Actual	$1,000.00	$855.00	0.59%	$2.71
Hypothetical (b)	$1,000.00	$1,021.87	0.59%	$2.96
China Growth Leaders ETF
Actual	$1,000.00	$856.90	0.60%	$2.76
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01
ChiNext ETF
Actual	$1,000.00	$804.70	0.65%	$2.91
Hypothetical (b)	$1,000.00	$1,021.57	0.65%	$3.26
Digital India ETF
Actual (c)	$1,000.00	$793.60	0.75%	$2.49
Hypothetical (b)	$1,000.00	$1,021.08	0.75%	$3.76
Egypt Index ETF
Actual	$1,000.00	$658.60	1.07%	$4.40
Hypothetical (b)	$1,000.00	$1,019.49	1.07%	$5.36
India Growth Leaders ETF
Actual	$1,000.00	$733.70	0.81%	$3.48
Hypothetical (b)	$1,000.00	$1,020.78	0.81%	$4.06
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
Indonesia Index ETF
Actual	$1,000.00	$989.70	0.57%	$2.81
Hypothetical (b)	$1,000.00	$1,021.97	0.57%	$2.86
Israel ETF
Actual	$1,000.00	$766.30	0.59%	$2.58
Hypothetical (b)	$1,000.00	$1,021.87	0.59%	$2.96
Vietnam ETF
Actual	$1,000.00	$681.30	0.61%	$2.54
Hypothetical (b)	$1,000.00	$1,021.77	0.61%	$3.06

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
(c)	Expenses are equal to the Fund’s annualized expense ratio (for the period from February 16, 2022 (commencement of operations) to June 30, 2022) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
4

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 101.5%
Australia: 4.0%
AVZ Minerals Ltd. # *	1,399,901	$530,223
Paladin Energy Ltd. # * †	559,641	223,739
Perseus Mining Ltd. #	922,421	997,091
Sandfire Resources Ltd. #	76,123	233,789
		1,984,842
Burkina Faso: 0.3%
IAMGOLD Corp. (USD) *	93,923	151,216
Canada: 4.7%
B2Gold Corp. (USD)	22,577	76,536
Barrick Gold Corp. (USD)	43,912	776,803
Ivanhoe Mines Ltd. * †	257,082	1,476,784
		2,330,123
China: 1.5%
CMOC Group Ltd. (HKD) # * †	1,353,000	755,512
Egypt: 4.9%
Centamin Plc (GBP) #	580,668	553,848
Commercial International Bank Egypt SAE (USD) (GDR) #	1,119,875	1,849,620
		2,403,468
Germany: 1.1%
Jumia Technologies AG (ADR) *	88,975	539,188
Ghana: 2.4%
Kosmos Energy Ltd. (USD) *	188,822	1,168,808
India: 0.6%
MakeMyTrip Ltd. (USD) * †	11,069	284,252
Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD) #	1,228,100	220,694
Kenya: 10.9%
East African Breweries Ltd.	559,600	651,443
Equity Group Holdings Plc	4,700,100	1,714,201
Safaricom Plc	14,176,400	3,000,010
		5,365,654
Morocco: 9.7%
Attijariwafa Bank	51,938	2,206,359
Bank of Africa #	46,328	859,268
Banque Centrale Populaire	39,266	992,263
Co. Sucrerie Marocaine et de Raffinage	32,695	713,090
		4,770,980
Nigeria: 12.0%
Guaranty Trust Holding Co. Plc	29,131,767	1,319,490
MTN Nigeria Communications Plc	4,835,386	2,457,222
Nestle Nigeria Plc	266,761	825,156
Zenith Bank Plc	27,658,608	1,326,098
		5,927,966
Norway: 0.2%
Scatec ASA 144A #	9,163	79,444
South Africa: 34.0%
Absa Group Ltd. #	46,623	442,080
Anglo American Platinum Ltd. #	4,942	428,211
Anglo American Plc (GBP) #	50,981	1,818,230
	Number of Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings Ltd. #	25,449	$217,235
AVI Ltd.	24,738	99,239
Bid Corp. Ltd.	17,851	334,312
Bidvest Group Ltd.	20,525	262,587
Capitec Bank Holdings Ltd. #	7,621	927,546
Clicks Group Ltd.	15,798	263,559
Coronation Fund Managers Ltd.	18,927	37,802
Discovery Ltd. # * †	29,076	228,366
Exxaro Resources Ltd. #	11,464	138,316
FirstRand Ltd. #	233,862	893,752
Foschini Group Ltd.	11,158	83,093
Gold Fields Ltd. (ADR)	57,720	526,406
Growthpoint Properties Ltd.	213,025	160,590
Harmony Gold Mining Co. Ltd. (ADR)	35,547	111,262
Impala Platinum Holdings Ltd. #	53,546	589,938
Investec Plc (GBP) #	43,839	238,160
Life Healthcare Group Holdings Ltd. #	59,873	65,659
Momentum Metropolitan Holdings #	104,914	91,350
Mr Price Group Ltd. #	17,998	195,989
MTN Group Ltd. #	110,313	891,451
MultiChoice Group	20,804	147,066
Naspers Ltd. #	14,294	2,073,661
Nedbank Group Ltd. #	28,130	357,553
Netcare Ltd. #	93,186	81,701
Northam Platinum Holdings Ltd. # *	18,998	197,751
Old Mutual Ltd. #	271,481	182,723
Pepkor Holdings Ltd. 144A	108,520	126,654
Pick n Pay Stores Ltd.	17,946	61,575
Rand Merchant Investment Holdings Ltd.	50,274	85,434
Remgro Ltd.	36,616	290,358
Resilient REIT Ltd. †	25,555	83,330
Sanlam Ltd. #	132,352	427,187
Sappi Ltd. # *	39,970	131,801
Sasol Ltd. (ADR) * †	38,513	888,110
Shoprite Holdings Ltd. #	35,144	425,222
Sibanye Stillwater Ltd. (ADR) †	50,198	500,474
SPAR Group Ltd.	10,251	86,426
Standard Bank Group Ltd. #	98,244	930,814
Thungela Resources Ltd. #	8,948	125,992
Tiger Brands Ltd. †	7,914	68,616
Vodacom Group Ltd. #	32,569	261,913
Woolworths Holdings Ltd.	63,448	210,106
		16,789,600
Switzerland: 0.3%
Mediclinic International Plc (GBP) # *	29,428	164,300
Tanzania: 3.5%
AngloGold Ashanti Ltd. (ADR)	27,461	406,148
Helios Towers Plc (GBP) # * †	899,275	1,325,814
		1,731,962

See Notes to Financial Statements

5

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United Arab Emirates: 3.2%
Itissalat Al-Maghrib (MAD) #	134,411	$1,586,374
United Kingdom: 6.2%
Airtel Africa Plc 144A #	1,339,171	2,219,508
Endeavour Mining Plc #	33,460	691,616
Kumba Iron Ore Ltd. (ZAR) #	4,857	156,366
		3,067,490
United States: 0.2%
Royal Caribbean Cruises Ltd. *	3,391	118,380
Zambia: 1.4%
First Quantum Minerals Ltd. (CAD)	37,703	713,754
Zimbabwe: 0.0%
Delta Corp. Ltd. #	15,980	7,759
	Number of Shares	Value
Zimbabwe (continued)
Ecocash Holdings Zimbabwe Ltd. *	32,900	$3,242
		11,001
Total Common Stocks (Cost: $51,093,400)		50,165,008

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $733,800)
Money Market Fund: 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio	733,800	733,800
Total Investments: 103.0% (Cost: $51,827,200)		50,898,808
Liabilities in excess of other assets: (3.0)%		(1,502,844)
NET ASSETS: 100.0%		$49,395,964

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,817,566 which represents 50.2% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,412,253.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,425,606, or 4.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	23.7%	$11,889,358
Consumer Discretionary	7.2	3,631,322
Consumer Staples	7.5	3,757,088
Energy	3.3	1,656,855
Financials	30.7	15,403,669
Health Care	1.0	528,895
Industrials	0.5	262,587
Materials	25.4	12,711,871
Real Estate	0.5	243,919
Utilities	0.2	79,444
	100.0%	$50,165,008

See Notes to Financial Statements

6

The summary of inputs used to value the Fund's investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,984,842	$—	$1,984,842
Burkina Faso	151,216	—	—	151,216
Canada	2,330,123	—	—	2,330,123
China	—	755,512	—	755,512
Egypt	—	2,403,468	—	2,403,468
Germany	539,188	—	—	539,188
Ghana	1,168,808	—	—	1,168,808
India	284,252	—	—	284,252
Indonesia	—	220,694	—	220,694
Kenya	5,365,654	—	—	5,365,654
Morocco	3,911,712	859,268	—	4,770,980
Nigeria	5,927,966	—	—	5,927,966
Norway	—	79,444	—	79,444
South Africa	4,426,999	12,362,601	—	16,789,600
Switzerland	—	164,300	—	164,300
Tanzania	406,148	1,325,814	—	1,731,962
United Arab Emirates	—	1,586,374	—	1,586,374
United Kingdom	—	3,067,490	—	3,067,490
United States	118,380	—	—	118,380
Zambia	713,754	—	—	713,754
Zimbabwe	3,242	7,759	—	11,001
Money Market Fund	733,800	—	—	733,800
Total Investments	$26,081,242	$24,817,566	$—	$50,898,808

See Notes to Financial Statements

7

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 88.7%
Automobiles & Components: 1.1%
Mahle-Metal Leve SA	27,050	$119,862
Tupy SA *	37,550	159,500
		279,362
Capital Goods: 2.1%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	220,950	118,213
Armac Locacao Logistica E Servicos SA	53,500	124,103
Iochpe Maxion SA	66,002	198,128
Portobello SA	58,550	71,153
		511,597
Commercial & Professional Services: 1.5%
Ambipar Participacoes e Empreendimentos SA	31,000	132,270
Boa Vista Servicos SA	116,000	118,583
Orizon Valorizacao de Residuos SA *	20,100	107,770
		358,623
Consumer Durables & Apparel: 11.5%
Arezzo Industria e Comercio SA	44,750	594,706
Construtora Tenda SA *	33,000	24,592
Cury Construtora e Incorporadora SA	65,700	77,206
Cyrela Brazil Realty SA Empreendimentos e Participacoes	182,750	412,750
Direcional Engenharia SA *	51,700	101,850
Even Construtora e Incorporadora SA	70,050	57,957
Ez Tec Empreendimentos e Participacoes SA	104,152	287,572
Grendene SA	139,650	187,589
Grupo de Moda Soma SA	264,983	465,820
Guararapes Confeccoes SA *	59,650	77,277
MRV Engenharia e Participacoes SA	159,750	238,399
Vivara Participacoes SA	68,150	286,224
		2,811,942
Consumer Services: 7.9%
Afya Ltd. *	19,675	195,766
Anima Holding SA *	139,250	103,770
Arco Platform Ltd. * †	5,524	82,473
Arcos Dorados Holdings, Inc.	53,236	358,811
BK Brasil Operacao e Assessoria a Restaurantes SA *	123,950	131,684
Cogna Educacao *	1,122,100	458,836
Cruzeiro do Sul Educacional SA	86,000	47,819
CVC Brasil Operadora e Agencia de Viagens SA *	132,883	177,230
Ser Educacional SA 144A	24,475	29,370
YDUQS Participacoes SA	141,300	352,882
		1,938,641
Diversified Financials: 1.8%
Banco Modal SA *	67,700	95,080
	Number of Shares	Value
Diversified Financials (continued)
BR Advisory Partners Participacoes SA	28,850	$72,381
TC Traders Club SA	67,350	61,643
Vinci Partners Investments Ltd. †	19,249	205,964
		435,068
Energy: 8.2%
3R Petroleum Oleo e Gas SA *	109,750	737,126
AES Brasil Energia SA	135,050	275,083
Enauta Participacoes SA	56,050	188,174
Karoon Energy Ltd. # *	360,737	433,420
Modec, Inc. #	14,300	123,051
Petroreconcavo SA	49,000	240,063
		1,996,917
Food & Staples Retailing: 2.2%
Cia Brasileira de Distribuicao (ADR) †	113,730	352,563
Dimed SA Distribuidora da Medicamentos	67,750	124,148
Empreendimentos Pague Menos SA *	62,400	51,866
		528,577
Food, Beverage & Tobacco: 8.1%
Adecoagro SA	39,960	338,062
BrasilAgro - Co. Brasileira de Propriedades Agricolas	35,300	164,445
Camil Alimentos SA	68,400	128,606
Jalles Machado SA	97,400	142,561
Minerva SA	200,800	509,151
SLC Agricola SA	65,720	554,170
Tres Tentos Agroindustrial SA	87,250	133,373
		1,970,368
Health Care Equipment & Services: 5.2%
Alliar Medicos A Frente SA *	27,500	102,518
Fleury SA	156,600	487,743
Hospital Mater Dei SA	29,600	43,155
Instituto Hermes Pardini SA	27,650	105,614
Odontoprev SA	159,940	285,746
Oncoclinicas do Brasil Servicos Medicos SA *	111,500	97,152
Qualicorp Consultoria e Corretora de Seguros SA	73,900	157,446
		1,279,374
Insurance: 1.0%
IRB Brasil Resseguros SA *	651,100	252,555
Materials: 2.4%
ERO Copper Corp. *	54,109	456,934
Largo, Inc. * †	19,153	130,623
		587,557
Media & Entertainment: 0.7%
Meliuz SA 144A *	367,450	75,828
VTEX * †	28,022	86,308
		162,136
Pharmaceuticals, Biotechnology & Life Sciences: 0.4%
Blau Farmaceutica SA	22,700	108,697

See Notes to Financial Statements

8

	Number of Shares	Value
Real Estate: 7.9%
Aliansce Sonae Shopping Centers SA	97,188	$297,314
BR Malls Participacoes SA	349,550	502,272
BR Properties SA	116,750	197,430
Iguatemi SA	185,750	638,516
JHSF Participacoes SA	181,550	202,244
LOG Commercial Properties e Participacoes SA	30,950	108,047
		1,945,823
Retailing: 2.8%
C&A MODAS SA *	65,100	28,610
Grupo SBF SA	70,050	253,379
Lojas Quero Quero SA *	61,900	67,418
Via SA *	899,500	330,001
		679,408
Semiconductors & Semiconductor Equipment: 1.3%
SMART Global Holdings, Inc. * †	19,604	320,917
Software & Services: 2.1%
Clear Sale SA *	50,250	36,679
Infracommerce CXAAS SA *	128,750	110,214
Locaweb Servicos de Internet SA 144A *	236,700	254,183
Sonda SA	343,141	102,757
		503,833
Technology Hardware & Equipment: 1.0%
Ituran Location and Control Ltd.	5,344	130,875
Multilaser Industrial SA	150,100	113,576
		244,451
Telecommunication Services: 1.9%
Brisanet Participacoes SA	56,850	19,119
Oi SA *	3,672,566	392,979
Unifique Telecomunicacoes SA	89,150	57,407
		469,505
Transportation: 5.4%
EcoRodovias Infraestrutura e Logistica SA *	161,690	176,104
Gol Linhas Aereas Inteligentes SA (ADR) * †	62,760	214,012
Hidrovias do Brasil SA *	320,900	138,577
Log-in Logistica Intermodal SA *	11,900	68,988
Movida Participacoes SA	94,300	235,144
Santos Brasil Participacoes SA	333,850	415,921
Sequoia Logistica e Transportes SA *	76,750	80,219
		1,328,965
Utilities: 12.2%
Alupar Investimento SA	154,637	766,766
Auren Energia SA	211,008	549,146
Cia de Saneamento de Minas Gerais	133,738	294,388
Cia de Saneamento do Parana	212,600	740,969
Light SA	170,350	188,140
	Number of Shares	Value
Utilities (continued)
Omega Energia SA *	195,202	$447,587
		2,986,996
Total Common Stocks (Cost: $30,038,577)		21,701,312

PREFERRED SECURITIES: 8.4%
Banks: 2.6%
Banco ABC Brasil SA	51,470	152,637
Banco do Estado do Rio Grande do Sul SA	121,950	208,786
Banco Pan SA	223,650	261,109
		622,532
Capital Goods: 1.5%
Marcopolo SA	298,059	140,673
Randon SA Implementos e Participacoes	125,800	225,473
		366,146
Information Technology: 1.4%
Cia Ferro Ligas da Bahia	24,450	217,382
Taurus Armas SA	43,300	134,282
		351,664
Materials: 2.9%
Unipar Carbocloro SA	40,449	704,106
Total Preferred Securities (Cost: $1,915,431)		2,044,448

CLOSED-END FUNDS: 2.8%
CSHG Logistica FI Imobiliario	15,310	480,996
FII BTG Pactual Corporate Office Fund	17,615	208,313
Total Closed-End Funds (Cost: $775,574)		689,309
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $32,729,582)		24,435,069

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.3% (Cost: $321,617)
Money Market Fund: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio	321,617	321,617
Total Investments: 101.2% (Cost: $33,051,199)		24,756,686
Liabilities in excess of other assets: (1.2)%		(288,737)
NET ASSETS: 100.0%		$24,467,949

See Notes to Financial Statements

9

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $760,212.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $556,471 which represents 2.3% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $359,381, or 1.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	2.6%	$631,640
Consumer Discretionary	23.3	5,709,353
Consumer Staples	10.3	2,498,945
Energy	7.1	1,721,834
Financials	5.4	1,310,155
Health Care	5.6	1,388,071
Industrials	10.5	2,565,332
Information Technology	5.8	1,420,865
Materials	5.3	1,291,663
Real Estate	10.8	2,635,132
Utilities	13.3	3,262,079
	100.0%	$24,435,069

See Notes to Financial Statements

10

The summary of inputs used to value the Fund's investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$279,362	$—	$—	$279,362
Capital Goods	511,597	—	—	511,597
Commercial & Professional Services	358,623	—	—	358,623
Consumer Durables & Apparel	2,811,942	—	—	2,811,942
Consumer Services	1,938,641	—	—	1,938,641
Diversified Financials	435,068	—	—	435,068
Energy	1,989,592	556,471	—	2,546,063
Food & Staples Retailing	528,577	—	—	528,577
Food, Beverage & Tobacco	1,970,368	—	—	1,970,368
Health Care Equipment & Services	1,279,374	—	—	1,279,374
Insurance	252,555	—	—	252,555
Materials	587,557	—	—	587,557
Media & Entertainment	162,136	—	—	162,136
Pharmaceuticals, Biotechnology & Life Sciences	108,697	—	—	108,697
Real Estate	1,945,823	—	—	1,945,823
Retailing	679,408	—	—	679,408
Semiconductors & Semiconductor Equipment	320,917	—	—	320,917
Software & Services	503,833	—	—	503,833
Technology Hardware & Equipment	244,451	—	—	244,451
Telecommunication Services	469,505	—	—	469,505
Transportation	1,328,965	—	—	1,328,965
Utilities	2,437,850	—	—	2,437,850
Preferred Securities *	2,044,448	—	—	2,044,448
Closed-End Funds	689,309	—	—	689,309
Money Market Fund	321,617	—	—	321,617
Total Investments	$24,200,215	$556,471	$—	$24,756,686

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

11

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Capital Goods: 7.0%
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. #	7,473	$65,225
Beijing New Building Materials Plc #	20,700	107,156
China International Marine Containers Group Co. Ltd. #	55,600	114,889
Dajin Heavy Industry Co. Ltd. # *	6,600	40,978
Guangdong Lingxiao Pump Industry Co. Ltd. #	5,700	17,479
Guangdong Yizumi Precision Machinery Co. Ltd. #	5,900	16,088
Guangzhou KDT Machinery Co. Ltd. #	7,560	18,874
Hangzhou Zhongtai Cryogenic Technology Corp. #	3,500	7,995
Harbin Boshi Automation Co. Ltd. #	11,200	19,787
IFE Elevators Co. Ltd. #	8,000	8,963
Jiangsu Hengli Hydraulic Co. Ltd. #	11,116	102,467
Jiangsu NanFang Precision Co. Ltd. #	5,900	8,249
Jingjin Equipment, Inc. #	10,500	48,630
Nantong Jianghai Capacitor Co. Ltd. #	11,400	39,740
Nanxing Machinery Co. Ltd. #	3,200	5,561
Ningbo Orient Wires & Cables Co. Ltd. #	8,800	100,606
Ocean’s King Lighting Science & Technology Co. Ltd. #	9,500	17,629
Sany Heavy Industry Co. Ltd. #	138,400	394,378
Shanghai Hanbell Precise Machinery Co. Ltd. #	4,800	16,684
Sinotruk Hong Kong Ltd. #	16,000	22,519
Warom Technology, Inc. Co. # *	3,500	13,327
Wuxi Shangji Automation Co. Ltd. #	2,940	68,608
Zhefu Holding Group Co. Ltd. #	48,100	34,475
Zhuzhou Kibing Group Co. Ltd. #	42,100	80,383
		1,370,690
Commercial & Professional Services: 0.6%
Shanghai M&G Stationery, Inc. #	8,200	68,690
Zhejiang Weiming Environment Protection Co. Ltd. #	9,056	45,107
		113,797
Consumer Durables & Apparel: 4.7%
Biem.L.Fdlkk Garment Co. Ltd. #	9,700	36,570
Chow Tai Seng Jewellery Co. Ltd. #	9,700	22,489
DR Corp. Ltd. #	10,100	112,043
Ecovacs Robotics Co. Ltd. #	4,100	74,752
Li Ning Co. Ltd. # *	60,500	563,310
Ningbo Peacebird Fashion Co. Ltd. #	2,300	6,957
	Number of Shares	Value
Consumer Durables & Apparel (continued)
Q Technology Group Co. Ltd. # * †	11,000	$7,592
Shanghai Yaoji Technology Co. Ltd. # *	4,700	11,710
Shenzhen Aoni Electronic Co. Ltd. #	2,800	13,935
Tonze New Energy Technology Co. Ltd. #	5,100	20,718
Yantai Tayho Advanced Materials Co. Ltd. #	15,300	38,262
		908,338
Consumer Services: 0.1%
Fu Shou Yuan International Group Ltd. #	25,000	18,007
Diversified Financials: 1.9%
360 DigiTech, Inc. (ADR)	2,928	50,654
CSC Financial Co. Ltd. 144A #	137,500	145,924
Hithink RoyalFlush Information Network Co. Ltd. #	12,724	183,067
		379,645
Energy: 1.2%
Shaanxi Coal Industry Co. Ltd. #	67,200	212,092
Shandong Sunway Chemical Group Co. Ltd. #	15,600	12,991
		225,083
Food, Beverage & Tobacco: 16.1%
Anhui Yingjia Distillery Co. Ltd. #	4,500	43,794
Cheng De Lolo Co. Ltd. # *	14,400	20,851
China Feihe Ltd. 144A #	98,000	112,839
Chongqing Brewery Co. Ltd. #	5,400	118,256
COFCO Joycome Foods Ltd. # *	59,000	28,612
Ganso Co. Ltd. #	2,100	5,529
Jiangsu King’s Luck Brewery JSC Ltd. #	12,400	94,463
JiuGui Liquor Co. Ltd. #	5,800	161,064
Luzhou Laojiao Co. Ltd. #	17,928	660,737
Shanghai Bairun Investment Holding Group Co. Ltd. #	19,236	86,334
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	9,495	460,995
Sichuan Swellfun Co. Ltd. #	4,500	62,244
Want Want China Holdings Ltd. #	102,000	88,949
Wuliangye Yibin Co. Ltd. #	36,430	1,099,800
Yihai International Holding Ltd. # *	14,000	50,504
Yunnan Shennong Agricultural Industry Group Co. Ltd. #	12,480	47,954
		3,142,925
Health Care Equipment & Services: 4.3%
Blue Sail Medical Co. Ltd. #	15,300	21,805
Dian Diagnostics Group Co. Ltd. #	13,500	62,575
Guangzhou Kingmed Diagnostics Group Co. Ltd. # *	6,800	83,755
Guangzhou Wondfo Biotech Co. Ltd. #	7,530	45,765

See Notes to Financial Statements

12

	Number of Shares	Value
Health Care Equipment & Services (continued)
Intco Medical Technology Co. Ltd. #	13,680	$51,782
Jafron Biomedical Co. Ltd. #	14,950	113,666
Jiangsu Bioperfectus Technologies Co. Ltd. #	1,077	18,338
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	15,300	58,589
Kangji Medical Holdings Ltd. # †	8,500	8,469
Ovctek China, Inc. #	13,509	115,517
Sansure Biotech, Inc. #	6,076	26,823
Shanghai Kindly Enterprise Development Group Co. Ltd. #	6,200	18,453
Shanghai ZJ Bio-Tech Co. Ltd. #	3,055	17,057
Tibet Rhodiola Pharmaceutical Holding Co. #	2,300	14,262
Tofflon Science & Technology Group Co. Ltd. #	8,800	44,551
Winner Medical Co. Ltd. #	3,800	37,690
Wuhan Easydiagnosis Biomedicine Co. Ltd.	2,384	24,380
Zhejiang Gongdong Medical Technology Co. Ltd. #	3,000	55,687
Zhende Medical Co. Ltd. #	2,200	13,821
		832,985
Household & Personal Products: 0.1%
Mingchen Health Co. Ltd. #	2,100	6,215
Tongling Jieya Biologic Technology Co. Ltd. #	1,900	11,234
		17,449
Industrials: 0.0%
Sichuan Languang Justbon Services Group Co. Ltd.	3,300	0
Materials: 18.4%
Anhui Conch Cement Co. Ltd. #	56,567	298,225
Anhui Guangxin Agrochemical Co. Ltd. #	9,100	38,282
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. #	31,000	35,129
China Hongqiao Group Ltd. # †	53,100	59,818
China Jushi Co. Ltd. #	59,000	153,364
Citic Pacific Special Steel Group Co. Ltd. #	37,070	111,639
City Development Environment Co. Ltd. #	4,700	6,523
CNNC Hua Yuan Titanium Dioxide Co. Ltd. #	43,745	46,605
CNSIG Inner Mongolia Chemical Industry Co. Ltd. #	13,900	48,912
DeHua TB New Decoration Materials Co. Ltd. #	9,500	16,491
Epoxy Base Electronic Material Corp. Ltd. #	11,900	9,969
Fangda Special Steel Technology Co. Ltd. #	26,100	27,236
Gansu Shangfeng Cement Co. Ltd. #	8,280	19,526
	Number of Shares	Value
Materials (continued)
Guangzhou Tinci Materials Technology Co. Ltd. #	37,900	$351,584
HBIS Resources Co. Ltd. #	6,600	13,469
Hoshine Silicon Industry Co. Ltd. #	4,200	74,151
Huafon Chemical Co. Ltd. #	75,600	95,387
Hubei Yihua Chemical Industry Co. Ltd. # *	14,900	45,283
Hunan Haili Chemical Industry Co. Ltd. # *	9,070	9,703
Inner Mongolia ERDOS Resources Co. Ltd. #	13,580	36,521
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. #	41,200	30,020
Jiangsu Huachang Chemical Co. Ltd. #	12,600	18,339
Jiangsu Sopo Chemical Co. #	12,500	21,653
Jiangxi Chenguang New Materials Co. Ltd. #	4,160	26,416
Jiangxi Wannianqing Cement Co. Ltd. #	9,700	15,712
KBC Corp. Ltd. #	1,510	66,487
Luoyang Jianlong Micro-Nano New Material Co. Ltd. #	858	14,400
Luxi Chemical Group Co. Ltd. # *	28,300	73,103
Satellite Chemical Co. Ltd. #	24,725	95,482
Shaanxi Xinghua Chemistry Co. Ltd. #	7,000	5,986
Shandong Bohui Paper Industrial Co. Ltd. # *	15,000	17,354
Shandong Fiberglass Group Co. Ltd. #	8,380	14,336
Shandong Head Group Co. Ltd. # *	5,300	28,828
Shandong Hualu Hengsheng Chemical Co. Ltd. #	34,900	152,284
Shandong Jinjing Science & Technology Co. Ltd. # *	23,200	26,210
Shangdong Lubei Chemical Co. Ltd. #	9,000	10,920
Shanghai Chlor-Alkali Chemical Co. Ltd. #	7,800	14,597
Sichuan Anning Iron and Titanium Co. Ltd. #	4,400	25,401
Sichuan Hebang Biotechnology Co. Ltd. #	126,600	80,604
Sichuan Xinjinlu Group Co. Ltd. # *	13,100	11,517
Suzhou TA&A Ultra Clean Technology Co. Ltd. #	12,700	166,511
Wanhua Chemical Group Co. Ltd. #	71,000	1,029,425
West China Cement Ltd. #	48,000	6,072
Xinjiang Ba Yi Iron & Steel Co. Ltd. # *	17,200	14,436
Xinxiang Chemical Fiber Co. Ltd. #	25,100	13,650

See Notes to Financial Statements

13

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Materials (continued)
Zhejiang Jiuli Hi-tech Metals Co. Ltd. #	15,500	$37,049
Zhejiang Wansheng Co. Ltd. #	6,800	18,958
Zhejiang Xinan Chemical Industrial Group Co. Ltd. #	20,040	64,865
		3,598,432
Media & Entertainment: 10.5%
G-bits Network Technology Xiamen Co. Ltd. #	900	52,230
Guangdong South New Media Co. Ltd. #	4,300	24,301
Hangzhou Electronic Soul Network Technology Co. Ltd. #	1,800	5,453
NetEase, Inc. (ADR)	11,311	1,055,995
Shanghai Fengyuzhu Culture and Technology Co. Ltd. # *	3,600	10,373
Shenzhen Shengxunda Technology Co. Ltd. # *	2,000	18,079
Tencent Holdings Ltd. #	19,600	887,180
		2,053,611
Pharmaceuticals, Biotechnology & Life Sciences: 7.4%
Anhui Anke Biotechnology Group Co. Ltd. #	33,000	49,789
Beijing Hotgen Biotech Co. Ltd. #	1,345	14,944
Changchun High & New Technology Industry Group, Inc. #	8,800	307,146
China Medical System Holdings Ltd. #	31,000	48,328
Chongqing Zhifei Biological Products Co. Ltd. #	26,600	441,120
Daan Gene Co. Ltd. #	22,900	58,637
Guangdong Hybribio Biotech Co. Ltd. #	4,900	15,626
Hainan Poly Pharm Co. Ltd. #	7,800	40,967
Hangzhou Biotest Biotech Co. Ltd. #	2,583	23,764
Hubei Jumpcan Pharmaceutical Co. Ltd. #	7,300	29,637
Jenkem Technology Co. Ltd. #	604	21,824
Livzon Pharmaceutical Group, Inc. #	13,100	70,709
Maccura Biotechnology Co. Ltd. #	11,300	34,595
Renhe Pharmacy Co. Ltd. #	22,200	21,152
Shandong Wohua Pharmaceutical Co. Ltd. #	6,300	5,848
Shenyang Xingqi Pharmaceutical Co. Ltd. #	1,800	41,225
Tonghua Dongbao Pharmaceutical Co. Ltd. #	27,900	43,078
Zhejiang Cheng Yi Pharmaceutical Co. Ltd. #	3,600	7,166
Zhejiang NHU Co. Ltd. #	34,592	117,746
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Zhejiang Orient Gene Biotech Co. Ltd. #	2,903	$49,391
		1,442,692
Real Estate: 2.7%
A-Living Smart City Services Co. Ltd. 144A #	17,250	27,769
CIFI Ever Sunshine Services Group Ltd. # †	22,000	28,202
Country Garden Services Holdings Co. Ltd. #	51,000	228,877
Evergrande Property Services Group Ltd. 144A # * †∞	44,000	8,439
KWG Living Group Holdings Ltd. # †	25,000	7,836
Logan Group Co. Ltd. # †	43,000	8,305
Longfor Group Holdings Ltd. 144A #	38,000	180,730
S-Enjoy Service Group Co. Ltd. # * †	7,000	8,190
Shenzhen Properties & Resources Development Group Ltd. # *	4,900	9,915
Tianjin Jinbin Development Co. Ltd. # *	29,300	11,080
		519,343
Retailing: 5.7%
Easyhome New Retail Group Co. Ltd. #	54,500	36,244
JD.com, Inc. (ADR)	16,326	1,048,456
Pop Mart International Group Ltd. 144A # †	4,400	21,348
		1,106,048
Semiconductors & Semiconductor Equipment: 9.6%
Daqo New Energy Corp. (ADR) *	1,713	122,274
Gigadevice Semiconductor Beijing, Inc. #	11,680	249,013
LONGi Green Energy Technology Co. Ltd. #	109,190	1,090,469
Shanghai Bright Power Semiconductor Co. Ltd. #	1,429	34,126
Shenzhen Sunmoon Microelectronics Co. Ltd. #	1,258	20,389
StarPower Semiconductor Ltd. #	2,300	132,727
Xinyi Solar Holdings Ltd. #	108,000	167,348
Yangzhou Yangjie Electronic Technology Co. Ltd. #	5,400	57,659
		1,874,005
Software & Services: 0.9%
Chinasoft International Ltd. # *	72,000	73,890
Shanghai Baosight Software Co. Ltd. # *	12,020	98,199
Sichuan Jiuyuan Yinhai Software Co. Ltd. #	5,460	11,746
		183,835

See Notes to Financial Statements

14

	Number of Shares	Value
Technology Hardware & Equipment: 7.4%
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. #	4,400	$88,232
BOE Technology Group Co. Ltd. #	745,800	438,715
Canaan, Inc. (ADR) * †	3,879	12,490
Chongqing Chuanyi Automation Co. Ltd. #	9,700	25,593
Cubic Sensor and Instrument Co. Ltd. #	1,321	29,157
Eoptolink Technology, Inc. Ltd. #	10,923	42,806
Goldenmax International Technology Ltd. #	5,700	7,695
Maxscend Microelectronics Co. Ltd. #	9,920	200,352
Shanghai Friendess Electronic Technology Corp. Ltd. #	3,435	113,038
Shengyi Technology Co. Ltd. #	25,200	64,008
Sihui Fuji Electronic Technology Co. Ltd. #	2,200	12,102
Sunny Optical Technology Group Co. Ltd. #	19,900	326,290
Suntront Techonology Co. Ltd. #	18,800	10,115
Suzhou Etron Technologies Co. Ltd. #	1,400	8,140
Wuxi Xinje Electric Co. Ltd. #	2,200	13,534
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Zhuzhou Hongda Electronics Corp. Ltd. #	5,400	$49,335
		1,441,602
Transportation: 0.7%
Anhui Expressway Co. Ltd. #	7,700	8,579
Bondex Supply Chain Management Co. Ltd. #	5,000	13,684
COSCO SHIPPING Holdings Co. Ltd. #	58,700	122,051
		144,314
Utilities: 0.1%
Xinjiang Xintai Natural Gas Co. Ltd. #	4,900	15,629
Total Common Stocks (Cost: $18,872,388)		19,388,430

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $20,733)
Money Market Fund: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	20,733	20,733
Total Investments: 99.5% (Cost: $18,893,121)		19,409,163
Other assets less liabilities: 0.5%		101,806
NET ASSETS: 100.0%		$19,510,969

Definitions:

ADR	American Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,074,181 which represents 87.5% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $108,661.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $497,049, or 2.5% of net assets.

See Notes to Financial Statements

15

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.6%	$2,053,611
Consumer Discretionary	10.5	2,032,393
Consumer Staples	16.3	3,160,374
Energy	1.2	225,083
Financials	1.9	379,645
Health Care	11.7	2,275,677
Industrials	8.4	1,628,801
Information Technology	18.0	3,499,442
Materials	18.6	3,598,432
Real Estate	2.7	519,343
Utilities	0.1	15,629
	100.0%	$19,388,430

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$1,370,690	$—	$1,370,690
Commercial & Professional Services	—	113,797	—	113,797
Consumer Durables & Apparel	—	908,338	—	908,338
Consumer Services	—	18,007	—	18,007
Diversified Financials	50,654	328,991	—	379,645
Energy	—	225,083	—	225,083
Food, Beverage & Tobacco	—	3,142,925	—	3,142,925
Health Care Equipment & Services	24,380	808,605	—	832,985
Household & Personal Products	—	17,449	—	17,449
Industrials	—	—	—	—
Materials	—	3,598,432	—	3,598,432
Media & Entertainment	1,055,995	997,616	—	2,053,611
Pharmaceuticals, Biotechnology & Life Sciences	—	1,442,692	—	1,442,692
Real Estate	—	510,904	8,439	519,343
Retailing	1,048,456	57,592	—	1,106,048
Semiconductors & Semiconductor Equipment	122,274	1,751,731	—	1,874,005
Software & Services	—	183,835	—	183,835
Technology Hardware & Equipment	12,490	1,429,112	—	1,441,602
Transportation	—	144,314	—	144,314
Utilities	—	15,629	—	15,629
Money Market Fund	20,733	—	—	20,733
Total Investments	$2,334,982	$17,065,742	$8,439	$19,409,163

See Notes to Financial Statements

16

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Capital Goods: 36.8%
Beijing Easpring Material Technology Co. Ltd. #	19,500	$263,959
Contemporary Amperex Technology Co. Ltd. #	59,500	4,759,647
Dongguan Yiheda Automation Co. Ltd. # *	1,800	21,862
East Group Co. Ltd. #	49,700	60,269
Eve Energy Co. Ltd. # *	60,396	883,447
Ginlong Technologies Co. Ltd. #	8,450	269,707
JL Mag Rare-Earth Co. Ltd. #	16,200	89,101
Luoyang Xinqianglian Slewing Bearing Co. Ltd. #	7,300	96,992
Qingdao TGOOD Electric Co. Ltd. #	30,100	77,855
Shenzhen Inovance Technology Co. Ltd. #	89,585	882,497
Shenzhen Yinghe Technology Co. Ltd. #	17,200	73,118
Sungrow Power Supply Co. Ltd. #	48,300	710,104
Sunwoda Electronic Co. Ltd. # *	58,500	276,851
Suzhou Maxwell Technologies Co. Ltd. #	4,340	319,265
Wuxi Lead Intelligent Equipment Co. Ltd. #	47,920	452,511
Xi’an Triangle Defense Co. Ltd. # *	13,400	96,109
		9,333,294
Commercial & Professional Services: 1.2%
Beijing Originwater Technology Co. Ltd. #	91,200	71,005
Centre Testing International Group Co. Ltd. #	68,100	236,247
		307,252
Consumer Durables & Apparel: 0.3%
Huali Industrial Group Co. Ltd. #	7,300	79,524
Consumer Services: 0.7%
Songcheng Performance Development Co. Ltd. #	71,221	163,392
Diversified Financials: 8.1%
East Money Information Co. Ltd. #	501,620	1,907,749
Hithink RoyalFlush Information Network Co. Ltd. #	9,800	140,998
		2,048,747
Food, Beverage & Tobacco: 3.9%
Ligao Foods Co. Ltd. #	2,800	43,473
Wens Foodstuffs Group Co. Ltd. #	226,360	719,733
Yihai Kerry Arawana Holdings Co. Ltd. # *	27,300	220,347
		983,553
Health Care Equipment & Services: 11.1%
Aier Eye Hospital Group Co. Ltd. # *	110,811	741,512
	Number of Shares	Value
Health Care Equipment & Services (continued)
Dian Diagnostics Group Co. Ltd. #	22,400	$103,828
Guangzhou Wondfo Biotech Co. Ltd. #	11,900	72,324
Intco Medical Technology Co. Ltd. #	21,120	79,942
Jafron Biomedical Co. Ltd. #	20,500	155,863
Lepu Medical Technology Beijing Co. Ltd. #	55,413	153,684
Ovctek China, Inc. #	21,500	183,849
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	21,400	1,001,971
Shenzhen New Industries Biomedical Engineering Co. Ltd. #	14,000	94,409
Tofflon Science & Technology Group Co. Ltd. #	12,200	61,764
Winner Medical Co. Ltd. #	5,100	50,584
Winning Health Technology Group Co. Ltd. # *	84,866	111,435
		2,811,165
Household & Personal Products: 1.2%
By-health Co. Ltd. #	41,900	135,529
Yunnan Botanee Bio-Technology Group Co. Ltd. #	5,000	162,288
		297,817
Materials: 6.7%
CNGR Advanced Material Co. Ltd. #	9,400	174,077
Huabao Flavours & Fragrances Co. Ltd. #	5,800	24,083
Nanjing Hanrui Cobalt Co. Ltd. #	10,400	90,176
Shandong Dongyue Organosilicon Material Co. Ltd. #	16,300	44,899
Shandong Sinocera Functional Material Co. Ltd. #	36,700	196,936
Shenzhen Capchem Technology Co. Ltd. #	22,800	179,305
Shenzhen Dynanonic Co. Ltd. #	5,160	314,836
Shenzhen Senior Technology Material Co. Ltd. #	48,091	209,086
Sinofibers Technology Co. Ltd. #	14,800	106,609
Suzhou TA&A Ultra Clean Technology Co. Ltd. #	18,900	247,800
Weihai Guangwei Composites Co. Ltd. #	13,600	119,645
		1,707,452
Media & Entertainment: 1.6%
Beijing Enlight Media Co. Ltd. #	51,842	73,359
Bluefocus Intelligent Communications Group Co. Ltd. #	106,500	104,118
Kunlun Tech Co. Ltd. #	36,700	87,796

See Notes to Financial Statements

17

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Media & Entertainment (continued)
Mango Excellent Media Co. Ltd. # *	29,970	$149,747
		415,020
Pharmaceuticals, Biotechnology & Life Sciences: 13.3%
Anhui Anke Biotechnology Group Co. Ltd. #	52,000	78,455
Betta Pharmaceuticals Co. Ltd. #	11,900	108,142
BGI Genomics Co. Ltd. #	11,200	119,869
Chengdu Kanghua Biological Products Co. Ltd. #	2,800	48,368
China Resources Boya Bio-pharmaceutical Group Co. Ltd. #	13,700	73,604
Chongqing Zhifei Biological Products Co. Ltd. #	36,469	604,782
Hainan Poly Pharm Co. Ltd. #	12,700	66,702
Hangzhou Tigermed Consulting Co. Ltd. #	25,359	433,957
Imeik Technology Development Co. Ltd. #	4,300	385,831
PharmaBlock Sciences Nanjing, Inc. #	7,300	107,944
Pharmaron Beijing Co. Ltd. #	20,550	292,049
Porton Pharma Solutions Ltd. #	15,300	178,171
Shenzhen Kangtai Biological Products Co. Ltd. #	27,620	186,519
Sino Biological, Inc. #	1,600	30,933
Walvax Biotechnology Co. Ltd. #	78,100	564,464
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. #	12,700	98,653
		3,378,443
Semiconductors & Semiconductor Equipment: 5.0%
Goke Microelectronics Co. Ltd. #	4,600	56,235
Hangzhou Chang Chuan Technology Co. Ltd. #	16,400	110,764
Ingenic Semiconductor Co. Ltd. #	10,500	167,156
SG Micro Corp. #	10,350	282,138
Shenzhen SC New Energy Technology Corp. #	10,900	145,740
Yangling Metron New Material, Inc. # *	5,700	79,064
Yangzhou Yangjie Electronic Technology Co. Ltd. #	12,400	132,402
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. #	28,600	289,394
		1,262,893
Software & Services: 2.9%
Beijing E-Hualu Information Technology Co. Ltd. #	19,600	50,964
Beijing Sinnet Technology Co. Ltd. #	54,400	84,781
Lakala Payment Co. Ltd. # *	24,400	69,618
	Number of Shares	Value
Software & Services (continued)
Longshine Technology Group Co. Ltd. #	18,100	$68,191
Sangfor Technologies, Inc. #	11,200	173,787
Thunder Software Technology Co. Ltd. #	14,600	285,185
		732,526
Technology Hardware & Equipment: 7.2%
Anker Innovations Technology Co. Ltd. #	6,400	63,394
Chaozhou Three-Circle Group Co. Ltd. #	54,900	246,861
Eoptolink Technology, Inc. Ltd. #	20,500	80,338
Lens Technology Co. Ltd. #	93,868	155,624
Leyard Optoelectronic Co. Ltd. #	97,500	106,584
Maxscend Microelectronics Co. Ltd. #	15,820	319,513
Shenzhen Everwin Precision Technology Co. Ltd. # *	37,800	58,306
Shenzhen Sunway Communication Co. Ltd. #	39,001	98,283
Victory Giant Technology Huizhou Co. Ltd. # *	28,200	77,450
Wuhan DR Laser Technology Corp. Ltd. #	3,800	98,353
Wuhan Raycus Fiber Laser Technologies Co. Ltd. #	10,700	62,177
Wuhu Token Science Co. Ltd. #	98,700	109,621
Yealink Network Technology Corp. Ltd. #	15,100	171,785
Zhongji Innolight Co. Ltd. #	27,400	127,061
Zhuzhou Hongda Electronics Corp. Ltd. #	5,600	51,162
		1,826,512
Total Common Stocks (Cost: $18,225,378)		25,347,590
Total Investments: 100.0% (Cost: $18,225,378)		25,347,590
Other assets less liabilities: 0.0%		5,787
NET ASSETS: 100.0%		$25,353,377

See Notes to Financial Statements

18

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,347,590 which represents 100.0% of net assets.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.6%	$415,020
Consumer Discretionary	1.0	242,916
Consumer Staples	5.1	1,281,370
Financials	8.1	2,048,747
Health Care	24.4	6,189,608
Industrials	38.0	9,640,546
Information Technology	15.1	3,821,931
Materials	6.7	1,707,452
	100.0%	$25,347,590

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$25,347,590	$—	$25,347,590

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

19

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Capital Goods: 0.6%
IndiaMart InterMesh Ltd. 144A #	177	$8,578
Commercial & Professional Services: 1.6%
L&T Technology Services Ltd. 144A #	609	23,471
Consumer Durables & Apparel: 1.1%
Dixon Technologies India Ltd. #	342	15,546
Consumer Services: 1.8%
MakeMyTrip Ltd. *	1,016	26,091
Diversified Financials: 1.4%
ICICI Securities Ltd. 144A #	1,861	10,135
Indian Energy Exchange Ltd. 144A #	5,182	10,458
		20,593
Energy: 7.9%
Reliance Industries Ltd. 144A (GDR) # *	1,744	114,017
Insurance: 1.3%
PB Fintech Ltd. # *	2,592	18,858
Media & Entertainment: 5.5%
Affle India Ltd. # *	768	10,353
Info Edge India Ltd. #	1,452	69,336
		79,689
Retailing: 2.2%
Zomato Ltd. # *	45,394	31,145
Software & Services: 62.6%
Coforge Ltd. #	351	15,789
Cyient Ltd. #	1,802	17,332
Happiest Minds Technologies Ltd. #	847	8,946
	Number of Shares	Value
Software & Services (continued)
HCL Technologies Ltd. #	6,949	$86,042
Infosys Ltd. (ADR)	6,408	118,613
KPIT Technologies Ltd. #	3,952	26,096
Larsen & Toubro Infotech Ltd. 144A #	1,011	51,153
Mastek Ltd. #	353	9,647
Mindtree Ltd. #	1,545	56,766
Mphasis Ltd. #	1,988	58,016
One 97 Communications Ltd. # *	3,741	32,172
Oracle Financial Services Software Ltd. #	498	19,600
Persistent Systems Ltd. #	900	38,934
Tanla Platforms Ltd. #	1,607	20,574
Tata Consultancy Services Ltd. #	2,453	101,864
Tata Elxsi Ltd. #	359	37,323
Tech Mahindra Ltd. #	5,306	67,498
Wipro Ltd. (ADR)	14,140	75,083
WNS Holdings Ltd. (ADR) *	775	57,846
		899,294
Technology Hardware & Equipment: 1.4%
Redington India Ltd. #	12,580	20,068
Telecommunication Services: 12.7%
Bharti Airtel Ltd. # *	11,692	101,699
Indus Towers Ltd. #	15,541	41,310
Tata Communications Ltd. #	1,643	19,087
Vodafone Idea Ltd. # *	185,217	19,827
		181,923
Total Common Stocks (Cost: $1,807,150)		1,439,273
Total Investments: 100.1% (Cost: $1,807,150)		1,439,273
Liabilities in excess of other assets: (0.1)%		(974)
NET ASSETS: 100.0%		$1,438,299

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,161,640 which represents 80.8% of net assets.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $217,812, or 15.1% of net assets.

See Notes to Financial Statements

20

Summary of Investments by Sector	% of Investments	Value
Communication Services	18.2%	$261,611
Consumer Discretionary	5.1	72,782
Energy	7.9	114,017
Financials	2.7	39,452
Industrials	2.2	32,049
Information Technology	63.9	919,362
	100.0%	$1,439,273

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$8,578	$—	$8,578
Commercial & Professional Services	—	23,471	—	23,471
Consumer Durables & Apparel	—	15,546	—	15,546
Consumer Services	26,091	—	—	26,091
Diversified Financials	—	20,593	—	20,593
Energy	—	114,017	—	114,017
Insurance	—	18,858	—	18,858
Media & Entertainment	—	79,689	—	79,689
Retailing	—	31,145	—	31,145
Software & Services	251,542	647,752	—	899,294
Technology Hardware & Equipment	—	20,068	—	20,068
Telecommunication Services	—	181,923	—	181,923
Total Investments	$277,633	$1,161,640	$—	$1,439,273

See Notes to Financial Statements

21

VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 7.4%
Commercial International Bank Egypt SAE (GDR) #	643,926	$1,063,528
Capital Goods: 4.2%
ElSewedy Electric Co. # *	1,852,167	597,042
Consumer Durables & Apparel: 2.2%
Oriental Weavers #	894,725	313,830
Consumer Services: 5.9%
Cairo Investment & Real Estate Development Co. SAE #	1,067,096	638,648
Taaleem Management Services Co. SAE # *	1,227,946	197,723
		836,371
Diversified Financials: 6.3%
Egyptian Financial Group-Hermes Holding Co. *	733,021	465,156
Egyptian Financial Group-Hermes Holding Co. (GDR) *	268,183	429,093
		894,249
Energy: 3.2%
TransGlobe Energy Corp.	136,682	463,352
Food, Beverage & Tobacco: 10.4%
Eastern Co. SAE #	1,923,397	1,052,393
Juhayna Food Industries #	1,125,697	433,677
		1,486,070
Health Care Equipment & Services: 5.7%
Cleopatra Hospital # *	2,554,592	638,016
Ibnsina Pharma SAE #	2,218,140	173,099
		811,115
	Number of Shares	Value
Materials: 25.9%
Abou Kir Fertilizers & Chemical Industries #	756,550	$912,482
Alexandria Mineral Oils Co. #	1,689,109	319,188
Centamin Plc #	690,542	658,646
Egypt Kuwait Holding Co. SAE #	972,697	1,242,220
Ezz Steel Co. SAE #	548,114	326,290
Sidi Kerir Petrochemicals Co. # *	612,081	234,868
		3,693,694
Real Estate: 16.0%
Emaar Misr for Development SAE # *	2,200,256	272,682
Heliopolis Housing #	1,396,890	364,877
Medinet Nasr Housing # *	3,990,555	532,459
Palm Hills Developments SAE #	5,453,746	346,630
Real Estate Egyptian Consortium SAE *	330,283	12,509
Talaat Moustafa Group #	2,042,973	761,394
		2,290,551
Software & Services: 8.3%
E-Finance for Digital & Financial Investments #	955,156	686,062
Fawry for Banking & Payment Technology Services SAE *	2,615,712	493,924
		1,179,986
Telecommunication Services: 4.5%
Telecom Egypt Co. #	878,038	646,198
Total Common Stocks (Cost: $17,358,052)		14,275,986
Total Investments: 100.0% (Cost: $17,358,052)		14,275,986
Liabilities in excess of other assets: 0.0%		(4,100)
NET ASSETS: 100.0%		$14,271,886

Definitions:

GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,411,952 which represents 87.0% of net assets.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.5%	$646,198
Consumer Discretionary	8.1	1,150,201
Consumer Staples	10.4	1,486,070
Energy	3.2	463,352
Financials	13.7	1,957,777
Health Care	5.7	811,115
Industrials	4.2	597,042
Information Technology	8.3	1,179,986
Materials	25.9	3,693,694
Real Estate	16.0	2,290,551
	100.0%	$14,275,986

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$1,063,528	$—	$1,063,528
Capital Goods	—	597,042	—	597,042
Consumer Durables & Apparel	—	313,830	—	313,830
Consumer Services	—	836,371	—	836,371
Diversified Financials	894,249	—	—	894,249
Energy	463,352	—	—	463,352
Food, Beverage & Tobacco	—	1,486,070	—	1,486,070
Health Care Equipment & Services	—	811,115	—	811,115
Materials	—	3,693,694	—	3,693,694
Real Estate	12,509	2,278,042	—	2,290,551
Software & Services	493,924	686,062	—	1,179,986
Telecommunication Services	—	646,198	—	646,198
Total Investments	$1,864,034	$12,411,952	$—	$14,275,986

See Notes to Financial Statements

23

VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 2.2%
Balkrishna Industries Ltd. #	37,770	$1,032,719
Capital Goods: 6.6%
Ashoka Buildcon Ltd. # *	63,545	59,189
Astral Ltd. #	38,904	818,225
Bharat Electronics Ltd. #	571,511	1,696,041
Data Patterns India Ltd. # *	4,710	38,272
LG Balakrishnan & Bros Ltd. #	10,772	81,735
Prince Pipes & Fittings Ltd. #	15,724	119,261
Tega Industries Ltd. # *	6,589	38,487
Timken India Ltd. #	11,800	356,367
		3,207,577
Consumer Durables & Apparel: 1.5%
Filatex India Ltd. #	29,517	34,973
KPR Mill Ltd. #	45,626	298,540
LUX Industries Ltd. #	3,935	87,747
Mirza International Ltd. # *	19,057	55,782
Rupa & Co. Ltd. #	9,625	42,421
Vardhman Textiles Ltd. #	50,586	170,246
		689,709
Consumer Services: 0.1%
Easy Trip Planners Ltd. #	14,006	69,714
Diversified Financials: 2.5%
Angel One Ltd. #	16,780	258,058
Central Depository Services India Ltd. #	47,978	680,598
ICICI Securities Ltd. 144A #	43,793	238,507
IIFL Securities Ltd. #	60,195	53,457
		1,230,620
Energy: 3.1%
Oil India Ltd. #	159,961	508,648
Petronet LNG Ltd. #	354,778	977,803
		1,486,451
Food, Beverage & Tobacco: 0.1%
Dwarikesh Sugar Industries Ltd. #	46,214	59,398
Radico Khaitan Ltd. #	100	1,110
		60,508
Health Care Equipment & Services: 0.6%
Krishna Institute of Medical Sciences Ltd. 144A # *	20,745	311,724
Materials: 33.2%
Balaji Amines Ltd. #	4,658	169,965
BASF India Ltd. #	5,249	182,137
Carborundum Universal Ltd. #	54,232	494,525
Chemplast Sanmar Ltd. # *	30,764	183,962
Coromandel International Ltd. #	57,926	701,345
Deepak Nitrite Ltd. #	35,547	784,597
Everest Kanto Cylinder Ltd. #	16,645	38,359
Fineotex Chemical Ltd. #	19,748	46,601
Gravita India Ltd. #	7,515	27,762
Greenpanel Industries Ltd. #	25,088	138,206
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. #	39,346	285,980
Gujarat State Fertilizers & Chemicals Ltd. #	104,799	175,826
	Number of Shares	Value
Materials (continued)
Hindustan Zinc Ltd. #	663,072	$2,099,655
Jindal Poly Films Ltd. #	3,482	43,637
Jindal Stainless Ltd. # *	68,818	87,286
JSW Steel Ltd. #	339,406	2,436,633
National Aluminium Co. Ltd. #	409,032	358,164
NMDC Ltd. #	512,891	705,028
PCBL Ltd.	85,155	112,951
PI Industries Ltd. #	39,571	1,286,384
Polyplex Corp. Ltd. #	6,378	178,488
Sharda Cropchem Ltd. #	11,074	89,083
Steel Authority of India Ltd. #	676,515	590,551
Sumitomo Chemical India Ltd. #	60,513	325,946
Supreme Industries Ltd. #	28,654	642,911
Tata Metaliks Ltd. #	5,458	46,733
Tata Steel Long Products Ltd. #	5,288	38,718
Tata Steel Ltd. #	168,393	1,856,688
Thirumalai Chemicals Ltd. #	29,809	93,309
Tinplate Co. of India Ltd./The #	11,649	46,792
Vedanta Ltd. #	543,980	1,540,654
		15,808,876
Media & Entertainment: 4.9%
Brightcom Group Ltd. #	817,646	326,444
Chennai Super Kings Cricket Ltd. # * ∞	1,298,085	1,635,499
Sun TV Network Ltd. #	41,395	216,861
TV18 Broadcast Ltd. # *	315,599	156,342
		2,335,146
Pharmaceuticals, Biotechnology & Life Sciences: 16.7%
Ajanta Pharma Ltd. #	18,815	294,503
Alkem Laboratories Ltd. #	14,138	537,626
Divi's Laboratories Ltd. #	51,336	2,366,260
Gland Pharma Ltd. 144A # *	23,603	809,611
Laurus Labs Ltd. 144A #	165,722	978,250
Pfizer Ltd. #	7,423	383,801
Sun Pharmaceutical Industries Ltd. #	250,029	2,633,466
		8,003,517
Software & Services: 26.5%
eClerx Services Ltd. #	6,115	149,416
Happiest Minds Technologies Ltd. #	17,239	182,068
Infosys Ltd. (ADR)	119,193	2,206,262
Larsen & Toubro Infotech Ltd. 144A #	20,087	1,016,336
Mastek Ltd. #	6,078	166,106
Mindtree Ltd. #	26,559	975,825
NIIT Ltd. #	30,709	161,870
Oracle Financial Services Software Ltd. #	11,119	437,613
Persistent Systems Ltd. #	22,954	992,985
Tanla Platforms Ltd. #	35,218	450,892
Tata Consultancy Services Ltd. #	59,382	2,465,949
Tata Elxsi Ltd. #	16,281	1,692,617
Wipro Ltd. #	363,902	1,926,090
		12,824,029

See Notes to Financial Statements

24

	Number of Shares	Value
Telecommunication Services: 1.9%
Indus Towers Ltd. #	349,563	$929,176
Transportation: 0.2%
Allcargo Logistics Ltd. #	33,190	110,632
Total Common Stocks (Cost: $46,035,537)		48,100,398
Total Investments: 100.1% (Cost: $46,035,537)		48,100,398
Liabilities in excess of other assets: (0.1)%		(67,030)
NET ASSETS: 100.0%		$48,033,368

Definitions:

ADR	American Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,781,185 which represents 95.3% of net assets.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
ø	Restricted Security – the aggregate value of restricted securities is $1,635,499, or 3.4% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,354,428, or 7.0% of net assets.

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/2015	1,298,085	$35,108	$1,635,499	3.4%

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.8%	$3,264,323
Consumer Discretionary	3.6	1,792,142
Consumer Staples	0.1	60,508
Energy	3.1	1,486,451
Financials	2.6	1,230,620
Health Care	17.3	8,315,241
Industrials	6.9	3,318,208
Information Technology	26.7	12,824,029
Materials	32.9	15,808,876
	100.0%	$48,100,398

See Notes to Financial Statements

25

VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,032,719	$—	$1,032,719
Capital Goods	—	3,207,577	—	3,207,577
Consumer Durables & Apparel	—	689,709	—	689,709
Consumer Services	—	69,714	—	69,714
Diversified Financials	—	1,230,620	—	1,230,620
Energy	—	1,486,451	—	1,486,451
Food, Beverage & Tobacco	—	60,508	—	60,508
Health Care Equipment & Services	—	311,724	—	311,724
Materials	112,951	15,695,925	—	15,808,876
Media & Entertainment	—	699,647	1,635,499	2,335,146
Pharmaceuticals, Biotechnology & Life Sciences	—	8,003,517	—	8,003,517
Software & Services	2,206,262	10,617,767	—	12,824,029
Telecommunication Services	—	929,176	—	929,176
Transportation	—	110,632	—	110,632
Total Investments	$2,319,213	$44,145,686	$1,635,499	$48,100,398

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2022:

Common Stock
Media & Entertainment
Balance as of December 31, 2021	$1,021,381
Realized gain (loss)	–
Net change in unrealized appreciation (depreciation)	614,118
Purchases	–
Sales	–
Transfers in/out of level 3	–
Balance as of June 30, 2022	$1,635,499

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

	Value as of June 30, 2022	Valuation Technique	Unobservable Input Description(1)	Unobservable Input	Impact to Valuation from an Increase in Input(2)	Fair Value Price
Common Stock
Media & Entertainment	$1,635,499	Market Approach	Revenue Multiple	10.8x – 12.1x	Increase	$1.26
			Discount for lack of marketability	17½%	Decrease
			Discount for lack of control	20%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

26

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 5.4%
Astra International Tbk PT #	5,938,500	$2,646,590
Banks: 28.0%
Allo Bank Indonesia Tbk PT *	1,403,800	358,076
Bank Aladin Syariah Tbk PT *	2,285,500	293,790
Bank Central Asia Tbk PT #	8,154,800	3,970,895
Bank Jago Tbk PT # *	1,671,000	1,028,504
Bank Mandiri Persero Tbk PT #	5,533,602	2,955,029
Bank Negara Indonesia Persero Tbk PT #	3,212,532	1,696,986
Bank Neo Commerce Tbk PT # *	1,988,200	131,794
Bank Rakyat Indonesia Persero Tbk PT #	12,131,633	3,387,947
		13,823,021
Capital Goods: 1.7%
Jardine Cycle & Carriage Ltd. #	42,388	862,531
Diversified Financials: 0.5%
BFI Finance Indonesia Tbk PT #	3,507,000	258,279
Energy: 8.0%
Adaro Energy Indonesia Tbk PT #	6,887,800	1,326,476
Banpu PCL (NVDR) #	2,768,229	988,875
Bukit Asam Tbk PT #	1,687,100	433,211
United Tractors Tbk PT #	642,469	1,226,994
		3,975,556
Food & Staples Retailing: 2.3%
Sumber Alfaria Trijaya Tbk PT #	8,405,200	1,152,392
Food, Beverage & Tobacco: 8.3%
Charoen Pokphand Indonesia Tbk PT #	3,107,300	1,252,074
First Pacific Co. Ltd. #	771,250	299,783
Golden Agri-Resources Ltd. #	2,021,000	363,180
Gudang Garam Tbk PT #	198,800	416,218
Indofood CBP Sukses Makmur Tbk PT #	954,200	612,219
Indofood Sukses Makmur Tbk PT #	1,890,900	895,656
Japfa Comfeed Indonesia Tbk PT #	2,272,500	235,203
		4,074,333
Health Care Equipment & Services: 0.9%
Mitra Keluarga Karyasehat Tbk PT #	2,318,397	428,228
Household & Personal Products: 1.6%
Unilever Indonesia Tbk PT #	2,464,600	790,244
Materials: 14.9%
Aneka Tambang Tbk #	3,622,200	437,349
Avia Avian Tbk PT	6,670,600	364,930
Barito Pacific Tbk PT #	11,708,800	594,078
Berkah Beton Sadaya Tbk PT	1,899,300	471,717
Bumi Resources Minerals Tbk PT *	34,806,100	574,747
Chandra Asri Petrochemical Tbk PT #	1,117,659	676,054
	Number of Shares	Value
Materials (continued)
Indah Kiat Pulp & Paper Tbk PT #	1,107,300	$565,985
Indocement Tunggal Prakarsa Tbk PT #	777,000	494,979
Merdeka Copper Gold Tbk PT # *	5,607,295	1,501,776
Nickel Industries Ltd. #	729,306	490,019
Pabrik Kertas Tjiwi Kimia Tbk PT #	536,400	232,547
Semen Indonesia Persero Tbk PT #	1,251,900	599,773
Vale Indonesia Tbk PT # *	898,600	341,961
		7,345,915
Media & Entertainment: 1.4%
Elang Mahkota Teknologi Tbk PT # *	6,330,200	683,984
Pharmaceuticals, Biotechnology & Life Sciences: 1.9%
Kalbe Farma Tbk PT #	8,479,000	945,812
Real Estate: 1.7%
Bumi Serpong Damai Tbk PT # *	3,829,600	234,259
Ciputra Development Tbk PT	3,756,795	216,872
Pakuwon Jati Tbk PT # *	6,429,900	203,861
Summarecon Agung Tbk PT # *	4,677,900	179,442
		834,434
Retailing: 9.9%
Ace Hardware Indonesia Tbk PT #	2,954,500	152,692
Bukalapak.com PT Tbk # *	23,968,800	455,219
GoTo Gojek Tokopedia Tbk PT *	163,956,600	4,270,191
		4,878,102
Telecommunication Services: 11.3%
Indosat Tbk PT #	486,200	214,030
Sarana Menara Nusantara Tbk PT #	10,106,600	746,667
Smartfren Telecom Tbk PT # *	38,731,500	216,004
Telkom Indonesia Persero Tbk PT (ADR)	119,332	3,226,737
Tower Bersama Infrastructure Tbk PT #	4,293,500	848,929
XL Axiata Tbk PT #	1,801,475	315,120
		5,567,487
Transportation: 1.1%
Jasa Marga Persero Tbk PT # *	937,550	222,930
Transcoal Pacific Tbk PT *	430,700	305,010
		527,940
Utilities: 1.0%
Perusahaan Gas Negara Tbk PT #	4,489,400	479,948
Total Common Stocks (Cost: $58,105,028)		49,274,796
Total Investments: 99.9% (Cost: $58,105,028)		49,274,796
Other assets less liabilities: 0.1%		51,350
NET ASSETS: 100.0%		$49,326,146

See Notes to Financial Statements

27

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,192,726 which represents 79.5% of net assets.
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	12.7%	$6,251,471
Consumer Discretionary	15.3	7,524,692
Consumer Staples	12.2	6,016,969
Energy	8.1	3,975,556
Financials	28.5	14,081,300
Health Care	2.8	1,374,040
Industrials	2.8	1,390,471
Materials	14.9	7,345,915
Real Estate	1.7	834,434
Utilities	1.0	479,948
	100.0%	$49,274,796

The summary of inputs used to value the Fund's investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,646,590	$—	$2,646,590
Banks	651,866	13,171,155	—	13,823,021
Capital Goods	—	862,531	—	862,531
Diversified Financials	—	258,279	—	258,279
Energy	—	3,975,556	—	3,975,556
Food & Staples Retailing	—	1,152,392	—	1,152,392
Food, Beverage & Tobacco	—	4,074,333	—	4,074,333
Health Care Equipment & Services	—	428,228	—	428,228
Household & Personal Products	—	790,244	—	790,244
Materials	1,411,394	5,934,521	—	7,345,915
Media & Entertainment	—	683,984	—	683,984
Pharmaceuticals, Biotechnology & Life Sciences	—	945,812	—	945,812
Real Estate	216,872	617,562	—	834,434
Retailing	4,270,191	607,911	—	4,878,102
Telecommunication Services	3,226,737	2,340,750	—	5,567,487
Transportation	305,010	222,930	—	527,940
Utilities	—	479,948	—	479,948
Total Investments	$10,082,070	$39,192,726	$—	$49,274,796

See Notes to Financial Statements

28

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 16.1%
Bank Hapoalim BM #	331,148	$2,773,419
Bank Leumi Le-Israel BM #	379,617	3,387,141
First International Bank Of Israel Ltd. #	13,277	496,203
Israel Discount Bank Ltd. #	331,605	1,731,861
Mizrahi Tefahot Bank Ltd. #	46,143	1,532,091
		9,920,715
Capital Goods: 5.1%
Ashtrom Group Ltd. #	8,587	189,621
Elbit Systems Ltd.	6,919	1,586,804
Elco Ltd. #	2,506	161,553
Electra Ltd. #	324	180,256
Kornit Digital Ltd. * †	15,679	497,024
RADA Electronic Industries Ltd. * †	13,663	126,246
Shapir Engineering and Industry Ltd. #	25,458	208,101
Shikun & Binui Ltd. # *	56,146	229,653
		3,179,258
Commercial & Professional Services: 0.3%
Danel Adir Yeoshua Ltd. #	1,304	164,764
Consumer Durables & Apparel: 0.7%
Delta Galil Industries Ltd. #	3,049	149,987
Electra Consumer Products 1970 Ltd. #	2,066	86,981
Maytronics Ltd. #	12,975	183,327
		420,295
Consumer Services: 0.6%
888 Holdings Plc #	109,046	222,117
Fattal Holdings 1998 Ltd. # *	1,370	143,029
		365,146
Diversified Financials: 1.5%
Altshuler Shaham Penn Ltd.	20,060	52,960
Isracard Ltd. #	55,038	196,483
Plus500 Ltd. #	28,673	582,980
Tel Aviv Stock Exchange Ltd. #	27,830	126,769
		959,192
Energy: 2.2%
Delek Group Ltd. # *	3,166	410,250
Energean Plc # *	36,249	483,787
Oil Refineries Ltd. #	663,552	237,804
Paz Oil Co. Ltd. # *	1,840	220,739
		1,352,580
Food & Staples Retailing: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. #	2,431	173,797
Shufersal Ltd. #	38,762	254,643
		428,440
Food, Beverage & Tobacco: 0.5%
Strauss Group Ltd. #	13,416	329,548
Health Care Equipment & Services: 3.4%
Inmode Ltd. *	25,373	568,609
Nano-X Imaging Ltd. * †	15,905	179,726
Novocure Ltd. *	13,486	937,277
	Number of Shares	Value
Health Care Equipment & Services (continued)
OPKO Health, Inc. * †	159,679	$403,988
		2,089,600
Insurance: 3.0%
Clal Insurance Enterprises Holdings Ltd. # *	19,602	349,812
Harel Insurance Investments & Financial Services Ltd. #	34,637	338,364
IDI Insurance Co. Ltd. #	2,540	66,155
Lemonade, Inc. * †	12,998	237,343
Menora Mivtachim Holdings Ltd. # *	8,105	149,027
Migdal Insurance & Financial Holdings Ltd. #	128,744	191,713
Phoenix Holdings Ltd. #	52,020	515,175
		1,847,589
Materials: 3.6%
ICL Group Ltd.	187,810	1,705,315
Israel Corp. Ltd. # *	1,149	507,970
		2,213,285
Media & Entertainment: 1.3%
Perion Network Ltd. *	15,073	274,027
Playtika Holding Corp. *	20,991	277,921
Taboola.com Ltd. *	52,746	133,447
Tremor International Ltd. (ADR) * †	12,712	110,340
		795,735
Pharmaceuticals, Biotechnology & Life Sciences: 4.2%
Taro Pharmaceutical Industries Ltd. *	2,806	101,465
Teva Pharmaceutical Industries Ltd. (ADR) *	331,562	2,493,346
		2,594,811
Real Estate: 5.9%
AFI Properties Ltd. #	2,821	135,906
Airport City Ltd. # *	15,630	267,672
Alony Hetz Properties & Investments Ltd. #	31,957	401,547
Amot Investments Ltd. #	51,000	307,415
Azrieli Group Ltd. #	12,345	866,830
Big Shopping Centers Ltd. #	2,371	292,674
G City Ltd. #	18,063	103,129
Gav-Yam Lands Corp. Ltd. #	9,462	78,592
Israel Canada T.R Ltd. #	27,764	107,429
Isras Investment Co. Ltd. #	422	80,723
Mega Or Holdings Ltd. #	3,462	104,585
Melisron Ltd. # *	4,833	323,299
Mivne Real Estate KD Ltd. #	119,931	349,847
Summit Real Estate Holdings Ltd. #	7,772	124,214
YH Dimri Construction & Development Ltd. #	1,143	87,656
		3,631,518
Retailing: 2.0%
Delek Automotive Systems Ltd. #	10,574	115,153
Fiverr International Ltd. * †	10,728	368,936

See Notes to Financial Statements

29

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Retailing (continued)
Fox Wizel Ltd. #	1,385	$157,720
Global-e Online Ltd. * †	22,300	449,791
Tadiran Group Ltd. #	903	120,610
		1,212,210
Semiconductors & Semiconductor Equipment: 11.8%
Camtek Ltd. * †	9,083	225,803
CEVA, Inc. *	5,749	192,937
Nova Ltd. *	8,174	723,644
SolarEdge Technologies, Inc. *	17,291	4,732,201
Tower Semiconductor Ltd. *	30,351	1,401,609
		7,276,194
Software & Services: 28.3%
Amdocs Ltd.	31,679	2,639,178
Check Point Software Technologies Ltd. *	31,735	3,864,688
Cognyte Software Ltd. *	16,945	72,016
CyberArk Software Ltd. *	12,573	1,608,841
Formula Systems 1985 Ltd. #	1,453	131,447
Hilan Ltd. #	3,032	159,955
ironSource Ltd. *	174,680	415,738
JFrog Ltd. *	19,445	409,706
LivePerson, Inc. *	12,884	182,180
Magic Software Enterprises Ltd.	6,161	109,481
Matrix IT Ltd. #	7,683	178,567
Monday.com Ltd. * †	4,726	487,534
Nice Ltd. (ADR) * †	17,878	3,440,621
One Software Technologies Ltd. #	7,523	118,931
Payoneer Global, Inc. * †	48,989	192,037
Sapiens International Corp. NV	7,287	176,273
SentinelOne, Inc. * †	52,051	1,214,350
Varonis Systems, Inc. *	23,795	697,670
Verint Systems, Inc. *	11,632	492,615
Wix.com Ltd. *	13,064	856,345
		17,448,173
Technology Hardware & Equipment: 1.8%
AudioCodes Ltd.	7,470	164,639
Gilat Satellite Networks Ltd. * †	14,581	88,069

	Number of Shares	Value
Technology Hardware & Equipment (continued)
Ituran Location and Control Ltd.	2,578	$63,135
Nano Dimension Ltd. (ADR) * †	73,456	230,652
Radware Ltd. *	11,056	239,584
Stratasys Ltd. *	17,126	320,941
		1,107,020
Telecommunication Services: 2.1%
Bezeq The Israeli Telecommunication Corp. Ltd. #	685,053	1,065,019
Cellcom Israel Ltd. # *	20,027	98,836
Partner Communications Co. Ltd. # *	23,247	165,587
		1,329,442
Transportation: 2.1%
ZIM Integrated Shipping Services Ltd. †	27,646	1,305,721
Utilities: 2.6%
Energix-Renewable Energies Ltd. #	63,596	193,326
Enlight Renewable Energy Ltd. # *	155,815	297,481
Kenon Holdings Ltd. #	5,120	206,330
OPC Energy Ltd. # *	13,726	134,875
Ormat Technologies, Inc. †	9,894	775,195
		1,607,207
Total Common Stocks (Cost: $52,265,248)		61,578,443

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8% (Cost: $2,935,848)
Money Market Fund: 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio	2,935,848	2,935,848
Total Investments: 104.6% (Cost: $55,201,096)		64,514,291
Liabilities in excess of other assets: (4.6)%		(2,846,815)
NET ASSETS: 100.0%		$61,667,476

Definitions:

ADR	American Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,750,475 which represents 38.5% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $6,021,624.
*	Non-income producing

See Notes to Financial Statements

30

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.5%	$2,125,177
Consumer Discretionary	3.3	1,997,651
Consumer Staples	1.2	757,988
Energy	2.2	1,352,580
Financials	20.6	12,727,496
Health Care	7.6	4,684,411
Industrials	7.6	4,649,743
Information Technology	41.9	25,831,387
Materials	3.6	2,213,285
Real Estate	5.9	3,631,518
Utilities	2.6	1,607,207
	100.0%	$61,578,443

The summary of inputs used to value the Fund's investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$9,920,715	$—	$9,920,715
Capital Goods	2,210,074	969,184	—	3,179,258
Commercial & Professional Services	—	164,764	—	164,764
Consumer Durables & Apparel	—	420,295	—	420,295
Consumer Services	—	365,146	—	365,146
Diversified Financials	52,960	906,232	—	959,192
Energy	—	1,352,580	—	1,352,580
Food & Staples Retailing	—	428,440	—	428,440
Food, Beverage & Tobacco	—	329,548	—	329,548
Health Care Equipment & Services	2,089,600	—	—	2,089,600
Insurance	237,343	1,610,246	—	1,847,589
Materials	1,705,315	507,970	—	2,213,285
Media & Entertainment	795,735	—	—	795,735
Pharmaceuticals, Biotechnology & Life Sciences	2,594,811	—	—	2,594,811
Real Estate	—	3,631,518	—	3,631,518
Retailing	818,727	393,483	—	1,212,210
Semiconductors & Semiconductor Equipment	7,276,194	—	—	7,276,194
Software & Services	16,859,273	588,900	—	17,448,173
Technology Hardware & Equipment	1,107,020	—	—	1,107,020
Telecommunication Services	—	1,329,442	—	1,329,442
Transportation	1,305,721	—	—	1,305,721
Utilities	775,195	832,012	—	1,607,207
Money Market Fund	2,935,848	—	—	2,935,848
Total Investments	$40,763,816	$23,750,475	$—	$64,514,291

See Notes to Financial Statements

31

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Banks: 8.2%
Bank for Foreign Trade of Vietnam JSC #	3,960,845	$12,738,579
Saigon - Hanoi Commercial Joint Stock Bank # *	5,818,000	3,377,687
Saigon Thuong Tin Commercial JSB # *	15,778,100	14,592,540
		30,708,806
Capital Goods: 7.7%
Bamboo Capital JSC # *	3,159,300	1,914,467
Development Investment Construction JSC # *	2,050,100	3,123,211
Gelex Group JSC # *	4,560,964	3,831,687
Ha Do Group JSC #	1,023,600	2,490,073
Hoang Huy Investment Financial Services JSC # *	3,579,220	1,648,580
IDICO Corp. JSC #	1,822,810	3,936,585
JAKS Resources Bhd # *	14,529,000	906,455
Tan Tao Investment & Industry JSC # *	4,869,000	1,600,162
Tasco JSC # *	2,713,600	2,919,514
Thaiholdings JSC *	2,197,000	5,354,391
Vietnam Construction and Import-Export JSC #	1,875,390	1,409,312
		29,134,437
Consumer Durables & Apparel: 10.3%
Eclat Textile Co. Ltd. #	1,092,160	15,297,813
Feng TAY Enterprise Co. Ltd. #	2,804,000	16,545,309
Hansae Co. Ltd. # †	137,258	1,798,409
Taiwan Paiho Ltd. #	2,294,000	5,314,589
		38,956,120
Diversified Financials: 4.2%
Sai Gon-Ha Noi Securities JSC	2,703,000	1,580,090
SSI Securities Corp. #	5,733,072	4,635,491
Viet Capital Securities JSC #	1,850,500	2,632,964
VIX Securities JSC # *	3,493,300	1,342,898
VNDirect Securities Corp. #	7,542,580	5,644,137
		15,835,580
Energy: 0.9%
PetroVietnam Drilling & Well Services JSC # *	2,114,780	1,506,474
PetroVietnam Technical Services Corp. #	1,960,100	2,013,388
		3,519,862
Food, Beverage & Tobacco: 15.5%
Hoang Anh Gia Lai International Agriculture JSC # *	5,845,100	1,257,352
KIDO Group Corp.	1,095,130	3,054,973
Masan Group Corp. #	5,268,076	25,395,375
Saigon Beer Alcohol Beverage Corp. #	536,700	3,567,179
Thanh Thanh Cong - Bien Hoa JSC # *	2,527,481	2,028,682
Vietnam Dairy Products JSC #	6,297,041	19,549,950
Vinh Hoan Corp. #	868,000	3,492,487
		58,345,998
	Number of Shares	Value
Health Care Equipment & Services: 1.6%
Mani, Inc. #	626,300	$6,088,255
Insurance: 0.5%
Bao Viet Holdings #	807,696	1,825,486
Materials: 11.2%
An Phat Holdings JSC # *	1,388,000	716,818
Duc Giang Chemicals JSC #	2,143,932	10,720,671
Hoa Phat Group JSC #	26,743,797	25,632,194
Hoa Sen Group # *	3,428,000	2,376,118
Petrovietnam Fertilizer & Chemicals JSC #	1,310,100	2,870,803
		42,316,604
Real Estate: 30.5%
CEO Group JSC *	1,572,300	1,777,412
Dat Xanh Group JSC # *	4,220,300	3,543,826
Khang Dien House Trading and Investment JSC # *	1,022,400	1,710,739
Kinh Bac City Development Share Holding Corp. # *	4,946,799	6,966,742
No Va Land Investment Group Corp. # *	7,016,958	22,470,916
Phat Dat Real Estate Development Corp. # *	2,248,500	5,008,419
Van Phu - Invest Investment JSC # *	810,200	2,193,513
Vincom Retail JSC # *	7,797,322	9,582,401
Vingroup JSC # *	9,904,149	31,311,356
Vinhomes JSC 144A #	11,292,167	30,179,727
		114,745,051
Technology Hardware & Equipment: 4.8%
BH Co. Ltd. # †	225,487	4,243,107
Dreamtech Co. Ltd. #	247,982	1,838,660
INTOPS Co. Ltd. #	97,889	1,968,134
KH Vatec Co. Ltd. # †	152,588	2,194,887
Mcnex Co. Ltd. #	109,834	2,647,356
Seojin System Co. Ltd. # †	217,024	2,503,873
Synopex, Inc. # *	570,090	1,356,935
UTI, Inc. #	100,375	1,295,602
		18,048,554
Transportation: 3.7%
Vietjet Aviation JSC *	2,493,140	13,931,150
Utilities: 0.6%
PetroVietnam Power Corp. #	3,920,010	2,289,335
Total Common Stocks (Cost: $365,837,888)		375,745,238

RIGHTS: 0.1% (Cost: $0)
Diversified Financials: 0.1%
SSI Securities Corp., VND 15,000.00, exp. 07/25/22 #	5,733,072	468,207

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)

See Notes to Financial Statements

32

	Number of Shares	Value
DCVFMVN Diamond ETF #	62,610	$74,243
Total Investments: 99.8% (Cost: $365,880,046)		376,287,688
Other assets less liabilities: 0.2%		692,856
NET ASSETS: 100.0%		$376,980,544

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $350,589,672 which represents 93.0% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,570,439.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $30,179,727, or 8.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	10.4%	$38,956,120
Consumer Staples	15.5	58,345,998
Energy	0.9	3,519,862
Exchange Traded Fund	0.0	74,244
Financials	13.0	48,838,079
Health Care	1.6	6,088,255
Industrials	11.4	43,065,587
Information Technology	4.8	18,048,553
Materials	11.3	42,316,604
Real Estate	30.5	114,745,051
Utilities	0.6	2,289,335
	100.0%	$376,287,688

The summary of inputs used to value the Fund's investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$30,708,806	$—	$30,708,806
Capital Goods	5,354,391	23,780,046	—	29,134,437
Consumer Durables & Apparel	—	38,956,120	—	38,956,120
Diversified Financials	1,580,090	14,255,490	—	15,835,580
Energy	—	3,519,862	—	3,519,862
Food, Beverage & Tobacco	3,054,973	55,291,025	—	58,345,998
Health Care Equipment & Services	—	6,088,255	—	6,088,255
Insurance	—	1,825,486	—	1,825,486
Materials	—	42,316,604	—	42,316,604
Real Estate	1,777,412	112,967,639	—	114,745,051
Technology Hardware & Equipment	—	18,048,554	—	18,048,554
Transportation	13,931,150	—	—	13,931,150
Utilities	—	2,289,335	—	2,289,335
Rights *	—	468,207	—	468,207
Exchange Traded Fund	—	74,243	—	74,243
Total Investments	$25,698,016	$350,589,672	$—	$376,287,688

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChiNext ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$50,165,008	$24,435,069	$19,388,430	$25,347,590
Short-term investments held as collateral for securities loaned (3)	733,800	321,617	20,733	—
Cash	8,834	10,966	824,693	—
Cash denominated in foreign currency, at value (4)	3,334,231	49,937	70,435	764,900	(a)
Receivables:
Due from Adviser	—	—	11,815	341
Dividends and interest	167,660	111,446	20,459	929
Prepaid expenses	115	105	79	97
Total assets	54,409,648	24,929,140	20,336,644	26,113,857
Liabilities:
Payables:
Collateral for securities loaned	733,800	321,617	20,733	—
Line of credit	4,136,479	—	665,244	640,045
Due to Adviser	19,586	3,281	—	—
Due to custodian	—	—	—	24,555
Deferred Trustee fees	11,997	32,487	5,238	1,134
Accrued expenses	111,822	103,806	134,460	94,746
Total liabilities	5,013,684	461,191	825,675	760,480
NET ASSETS	$49,395,964	$24,467,949	$19,510,969	$25,353,377
Shares outstanding	2,950,000	1,750,000	600,000	650,000
Net asset value, redemption and offering price per share	$16.74	$13.98	$32.52	$39.01
Net Assets consist of:
Aggregate paid in capital	$116,939,182	$193,696,214	$20,979,697	$21,639,223
Total distributable earnings (loss)	(67,543,218)	(169,228,265)	(1,468,728)	3,714,154
NET ASSETS	$49,395,964	$24,467,949	$19,510,969	$25,353,377
(1) Value of securities on loan	$4,412,253	$760,212	$108,661	$—
(2) Cost of investments - Unaffiliated issuers	$51,093,400	$32,729,582	$18,872,388	$18,225,378
(3) Cost of short-term investments held as collateral for securities loaned	$733,800	$321,617	$20,733	$—
(4) Cost of cash denominated in foreign currency	$3,631,217	$50,027	$71,949	$762,846

(a) Includes $24,068 on foreign investor minimum settlement reserve funds (see Note 2H).

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Digital India ETF	Egypt Index ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$1,439,273	$14,275,986	$48,100,398	$49,274,796
Cash	—	1,376,256	—	13,351
Cash denominated in foreign currency, at value (2)	—	158,330	318,961	50,816
Receivables:
Investment securities sold	—	—	—	987,748
Dividends and interest	705	27,983	126,109	140,292
Prepaid expenses	—	43	150	73
Total assets	1,439,978	15,838,598	48,545,618	50,467,076
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	—	—	986,522
Line of credit	—	1,486,176	273,134	—
Due to Adviser	914	2,993	21,377	18,746
Due to custodian	765	—	10,122	—
Deferred Trustee fees	—	5,305	13,672	27,155
Accrued expenses	—	72,238	193,945	108,507
Total liabilities	1,679	1,566,712	512,250	1,140,930
NET ASSETS	$1,438,299	$14,271,886	$48,033,368	$49,326,146
Shares outstanding	50,000	799,974	1,524,967	2,500,000
Net asset value, redemption and offering price per share	$28.77	$17.84	$31.50	$19.73
Net Assets consist of:
Aggregate paid in capital	$1,815,466	$56,673,100	$126,927,826	$169,905,589
Total distributable earnings (loss)	(377,167)	(42,401,214)	(78,894,458)	(120,579,443)
NET ASSETS	$1,438,299	$14,271,886	$48,033,368	$49,326,146
(1) Cost of investments - Unaffiliated issuers	$1,807,150	$17,358,052	$46,035,537	$58,105,028
(2) Cost of cash denominated in foreign currency	$—	$158,918	$324,782	$50,936

(a) Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Israel ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$61,578,443	$376,287,688
Short-term investments held as collateral for securities loaned (3)	2,935,848	—
Cash	115,853	—
Cash denominated in foreign currency, at value (4)	—	1,472,066
Receivables:
Dividends and interest	91,985	640,582
Prepaid expenses	159	1,013
Total assets	64,722,288	378,401,349
Liabilities:
Payables:
Investment securities purchased	9,389	—
Collateral for securities loaned	2,935,848	—
Line of credit	—	1,043,982
Due to Adviser	23,483	163,898
Due to custodian	12	3,215
Deferred Trustee fees	4,146	47,914
Accrued expenses	81,934	161,796
Total liabilities	3,054,812	1,420,805
NET ASSETS	$61,667,476	$376,980,544
Shares outstanding	1,650,000	25,900,000
Net asset value, redemption and offering price per share	$37.37	$14.56
Net Assets consist of:
Aggregate paid in capital	$60,527,287	$661,018,611
Total distributable earnings (loss)	1,140,189	(284,038,067)
NET ASSETS	$61,667,476	$376,980,544
(1) Value of securities on loan	$6,021,624	$1,570,439
(2) Cost of investments - Unaffiliated issuers	$52,265,248	$365,880,046
(3) Cost of short-term investments held as collateral for securities loaned	$2,935,848	$—
(4) Cost of cash denominated in foreign currency	$—	$1,474,752

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChiNext ETF
Income:
Dividends	$1,522,985	$553,858	$322,550	$92,871
Interest	5	—	3,691	2,203
Securities lending income	31,082	17,547	1,681	—
Foreign taxes withheld	(147,584)	(24,362)	(23,570)	(9,344)
Total income	1,406,488	547,043	304,352	85,730

Expenses:
Management fees	145,998	80,505	51,019	70,308
Professional fees	24,813	25,366	24,170	38,123
Custody and accounting fees	44,537	29,771	23,057	24,544
Reports to shareholders	9,529	6,147	5,550	6,214
Trustees' fees and expenses	725	521	354	590
Registration fees	2,968	2,968	2,589	3,866
Insurance	1,584	1,568	850	1,562
Interest	17,870	734	19,629	5,828
Other	1,297	427	632	1,094
Total expenses	249,321	148,007	127,850	152,129
Waiver of management fees	(3,694)	(52,278)	(51,019)	(60,728)
Expenses assumed by the Adviser	—	—	(15,609)	—
Net expenses	245,627	95,729	61,222	91,401
Net investment income (loss)	1,160,861	451,314	243,130	(5,671)

Net realized gain (loss) on:
Investments	(520,009)	(1,278,477)	(1,931,350)	(3,004,795)
In-kind redemptions	—	47,871	(182,451)	—
Foreign currency transactions and foreign denominated assets and liabilities	(16,034)	11,203	2,658	(42,927)
Net realized loss	(536,043)	(1,219,403)	(2,111,143)	(3,047,722)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,163,731)	(2,842,276)	(2,018,054)	(5,002,648)
Foreign currency transactions and foreign denominated assets and liabilities	(254,137)	(8,262)	(8,904)	(1,454)
Net change in unrealized appreciation (depreciation)	(10,417,868)	(2,850,538)	(2,026,958)	(5,004,102)
Net Decrease in Net Assets Resulting from Operations	$(9,793,050)	$(3,618,627)	$(3,894,971)	$(8,057,495)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Digital India ETF (a)	Egypt Index ETF	India Growth Leaders ETF (b)	Indonesia Index ETF
Income:
Dividends	$9,536	$400,084	$713,192	$1,684,117
Interest	—	—	50	139
Securities lending income	—	—	—	95
Foreign taxes withheld	(1,764)	(18,394)	(147,362)	(312,467)
Total income	7,772	381,690	565,880	1,371,884

Expenses:
Management fees	4,597	45,258	158,272	177,800
Professional fees	—	23,389	37,212	24,071
Custody and accounting fees	—	24,338	31,090	16,308
Reports to shareholders	—	4,319	7,148	5,348
Trustees' fees and expenses	—	326	1,333	483
Registration fees	—	2,968	2,452	2,968
Insurance	—	771	1,647	824
Interest and taxes	—	11,781	18,791	431
Other	—	533	4,695	514
Total expenses	4,597	113,683	262,640	228,747
Waiver of management fees	—	(16,817)	(6,441)	(25,624)
Net expenses	4,597	96,866	256,199	203,123
Net investment income	3,175	284,824	309,681	1,168,761

Net realized gain (loss) on:
Investments	(20,075)	(551,271)	1,708,074	(3,741,599)
In-kind redemptions	—	—	334,750	4,647,940
Foreign currency transactions and foreign denominated assets and liabilities	7,616	(172,396)	(148,757)	(13,421)
Net realized gain (loss)	(12,459)	(723,667)	1,894,067	892,920

Net change in unrealized appreciation (depreciation) on:
Investments	(367,877)	(6,959,319)	(21,117,000)	(2,909,682)
Foreign currency transactions and foreign denominated assets and liabilities	(6)	(1,011)	(8,998)	(246)
Net change in unrealized appreciation (depreciation)	(367,883)	(6,960,330)	(21,125,998)	(2,909,928)
Net Decrease in Net Assets Resulting from Operations	$(377,167)	$(7,399,173)	$(18,922,250)	$(848,247)

(a) For the period February 16, 2022 (commencement of operations) through June 30, 2022. (b) Consolidated Statement of Operations

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Israel ETF	Vietnam ETF
Income:
Dividends	$917,888	$3,072,041
Interest	117	18
Securities lending income	68,463	60,665
Foreign taxes withheld	(202,746)	(84,830)
Total income	783,722	3,047,894

Expenses:
Management fees	178,081	1,213,670
Professional fees	24,720	25,005
Custody and accounting fees	18,782	182,827
Reports to shareholders	5,613	21,905
Trustees' fees and expenses	904	4,549
Registration fees	2,968	2,037
Insurance	1,661	5,171
Interest	120	26,789
Other	377	1,670
Total expenses	233,226	1,483,623
Waiver of management fees	(22,971)	—
Net expenses	210,255	1,483,623
Net investment income	573,467	1,564,271

Net realized gain (loss) on:
Investments	(1,060,197)	(2,907,816)
In-kind redemptions	474,851	180,010
Foreign currency transactions and foreign denominated assets and liabilities	(2,679)	(218,085)
Net realized loss	(588,025)	(2,945,891)

Net change in unrealized appreciation (depreciation) on:
Investments	(18,920,378)	(181,234,118)
Foreign currency transactions and foreign denominated assets and liabilities	(340)	(10,247)
Net change in unrealized appreciation (depreciation)	(18,920,718)	(181,244,365)
Net Decrease in Net Assets Resulting from Operations	$(18,935,276)	$(182,625,985)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,160,861	$1,512,749	$451,314	$1,031,653
Net realized gain (loss)	(536,043)	607,063	(1,219,403)	4,567,945
Net change in unrealized appreciation (depreciation)	(10,417,868)	(935,663)	(2,850,538)	(14,729,558)
Net increase (decrease) in net assets resulting from operations	(9,793,050)	1,184,149	(3,618,627)	(9,129,960)
Distributions to shareholders from:
Distributable earnings	—	(2,475,050)	—	(951,015)

Share transactions*:
Proceeds from sale of shares	—	13,099,656	—	976,221
Cost of shares redeemed	—	(5,051,376)	(3,800,241)	(13,670,320)
Increase (decrease) in net assets resulting from share transactions	—	8,048,280	(3,800,241)	(12,694,099)
Total increase (decrease) in net assets	(9,793,050)	6,757,379	(7,418,868)	(22,775,074)
Net Assets, beginning of period	59,189,014	52,431,635	31,886,817	54,661,891
Net Assets, end of period	$49,395,964	$59,189,014	$24,467,949	$31,886,817
*Shares of Common Stock Issued (no par value)
Shares sold	—	600,000	—	50,000
Shares redeemed	—	(250,000)	(200,000)	(650,000)
Net increase (decrease)	—	350,000	(200,000)	(600,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Growth Leaders ETF		ChiNext ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$243,130	$209,347	$(5,671)	$(56,408)
Net realized gain (loss)	(2,111,143)	2,246,096	(3,047,722)	15,492,912
Increase from payment from Advisor (See Note 3)	—	—	—	19,569
Net change in unrealized appreciation (depreciation)	(2,026,958)	(7,717,109)	(5,004,102)	(11,688,824)
Net increase (decrease) in net assets resulting from operations	(3,894,971)	(5,261,666)	(8,057,495)	3,767,249

Distributions to shareholders from:
Distributable earnings	—	(1,404,410)	—	(3,198,624)
Return of capital	—	—	—	(601,386)
Total distributions	—	(1,404,410)	—	(3,800,010)

Share transactions*:
Cost of shares redeemed	(3,158,818)	(18,287,121)	(7,788,438)	(7,716,947)
Decrease in net assets resulting from share transactions	(3,158,818)	(18,287,121)	(7,788,438)	(7,716,947)
Total decrease in net assets	(7,053,789)	(24,953,197)	(15,845,933)	(7,749,708)
Net Assets, beginning of period	26,564,758	51,517,955	41,199,310	48,949,018
Net Assets, end of period	$19,510,969	$26,564,758	$25,353,377	$41,199,310
*Shares of Common Stock Issued (no par value)
Shares redeemed	(100,000)	(400,000)	(200,000)	(150,000)
Net decrease	(100,000)	(400,000)	(200,000)	(150,000)

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital India ETF	Egypt Index ETF
	Period Ended June 30, 2022 (a)	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)	(unaudited)
Operations:
Net investment income	$3,175	$284,824	$629,784
Net realized loss	(12,459)	(723,667)	(1,215,585)
Net change in unrealized appreciation (depreciation)	(367,883)	(6,960,330)	2,368,154
Net increase (decrease) in net assets resulting from operations	(377,167)	(7,399,173)	1,782,353
Distributions to shareholders from:
Distributable earnings	—	—	(565,063)

Share transactions*:
Proceeds from sale of shares	1,815,466	—	10,557,639
Cost of shares redeemed	—	—	(9,316,583)
Increase in net assets resulting from share transactions	1,815,466	—	1,241,056
Total increase (decrease) in net assets	1,438,299	(7,399,173)	2,458,346
Net Assets, beginning of period	—	21,671,059	19,212,713
Net Assets, end of period	$1,438,299	$14,271,886	$21,671,059
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	—	425,000
Shares redeemed	—	—	(375,000)
Net increase	50,000	—	50,000

(a) For the period February 16, 2022 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	India Growth Leaders ETF (a)		Indonesia Index ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$309,681	$163,405	$1,168,761	$521,549
Net realized gain (loss)	1,894,067	14,403,480	892,920	(5,923,730)
Net change in unrealized appreciation (depreciation)	(21,125,998)	4,822,915	(2,909,928)	4,485,428
Net increase (decrease) in net assets resulting from operations	(18,922,250)	19,389,800	(848,247)	(916,753)
Distributions to shareholders from:
Distributable earnings	—	—	—	(570,015)

Share transactions*:
Proceeds from sale of shares	—	2,036,081	36,448,757	26,398,550
Cost of shares redeemed	(11,385,474)	(11,443,172)	(40,098,582)	(6,936,585)
Increase (decrease) in net assets resulting from share transactions	(11,385,474)	(9,407,091)	(3,649,825)	19,461,965
Total increase (decrease) in net assets	(30,307,724)	9,982,709	(4,498,072)	17,975,197
Net Assets, beginning of period	78,341,092	68,358,383	53,824,218	35,849,021
Net Assets, end of period	$48,033,368	$78,341,092	$49,326,146	$53,824,218
*Shares of Common Stock Issued (no par value)
Shares sold	—	50,000	1,750,000	1,300,000
Shares redeemed	(300,000)	(300,000)	(1,950,000)	(350,000)
Net increase (decrease)	(300,000)	(250,000)	(200,000)	950,000

(a) Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Israel ETF		Vietnam ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$573,467	$463,888	$1,564,271	$3,102,974
Net realized gain (loss)	(588,025)	5,192,896	(2,945,891)	48,603,835
Net change in unrealized appreciation (depreciation)	(18,920,718)	1,978,244	(181,244,365)	56,165,880
Net increase (decrease) in net assets resulting from operations	(18,935,276)	7,635,028	(182,625,985)	107,872,689
Distributions to shareholders from:
Distributable earnings	—	(1,025,145)	—	(2,850,715)

Share transactions*:
Proceeds from sale of shares	1,155,251	5,887,632	—	41,690,264
Cost of shares redeemed	(1,016,637)	(7,100,586)	(31,077,686)	(13,317,449)
Increase (decrease) in net assets resulting from share transactions	138,614	(1,212,954)	(31,077,686)	28,372,815
Total increase (decrease) in net assets	(18,796,662)	5,396,929	(213,703,671)	133,394,789
Net Assets, beginning of period	80,464,138	75,067,209	590,684,215	457,289,426
Net Assets, end of period	$61,667,476	$80,464,138	$376,980,544	$590,684,215
*Shares of Common Stock Issued (no par value)
Shares sold	25,000	125,000	—	2,200,000
Shares redeemed	(25,000)	(150,000)	(1,750,000)	(650,000)
Net increase (decrease)	—	(25,000)	(1,750,000)	1,550,000

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$20.06		$20.17	$20.50	$20.08	$24.81	$20.09
Net investment income (a)	0.39		0.53	0.52	1.09	0.57	0.39
Net realized and unrealized gain (loss) on investments	(3.71)		0.20(b)	(0.05)	0.62	(4.96)	4.82
Total from investment operations	(3.32)		0.73	0.47	1.71	(4.39)	5.21
Distributions from:
Net investment income	—		(0.84)	(0.80)	(1.29)	(0.34)	(0.49)
Net asset value, end of period	$16.74		$20.06	$20.17	$20.50	$20.08	$24.81
Total return (c)	(16.57)%	(d)	3.69%	2.29%	8.52%	(17.70)%	26.02%

Ratios to average net assets
Gross expenses	0.85%	(e)	0.77%	0.92%	0.90%	0.91%	0.87%
Net expenses	0.84%	(e)	0.77%	0.79%	0.79%	0.78%	0.84%
Net expenses excluding interest	0.78%	(e)	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.98%	(e)	2.50%	3.00%	5.13%	2.44%	1.73%
Supplemental data
Net assets, end of period (in millions)	$49		$59	$52	$50	$55	$76
Portfolio turnover rate (f)	19%	(d)	37%	37%	46%	23%	38%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Brazil Small-Cap ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$16.35		$21.44		$27.50	$20.09	$23.33	$16.10
Net investment income (a)	0.24		0.48		0.33	0.58	0.68	0.48
Net realized and unrealized gain (loss) on investments	(2.61)		(5.08)		(6.04)	7.42	(3.34)	7.81
Payment from Adviser	—		—		—	0.11(b)	—	—
Total from investment operations	(2.37)		(4.60)		(5.71)	8.11	(2.66)	8.29
Distributions from:
Net investment income	—		(0.49)		(0.35)	(0.70)	(0.58)	(1.06)
Net asset value, end of period	$13.98		$16.35		$21.44	$27.50	$20.09	$23.33
Total return (c)	(14.50)%	(d)	(21.38)%		(20.75)%	40.81% (b)	(11.66)%	51.71%

Ratios to average net assets
Gross expenses	0.92%(e)	(f)	0.84%	(f)	0.84%	0.73%	0.73%	0.68%
Net expenses	0.59%(e)	(f)	0.59%	(f)	0.60%	0.63%	0.60%	0.60%
Net expenses excluding interest	0.59%(e)	(f)	0.59%	(f)	0.59%	0.59%	0.59%	0.59%
Net investment income	2.80%(e)	(f)	2.32%	(f)	1.73%	2.52%	3.25%	2.24%
Supplemental data
Net assets, end of period (in millions)	$24		$32		$55	$98	$88	$108
Portfolio turnover rate (g)	19%	(d)	56%		31%	38%	45%	53%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2019, 0.55% of total return, representing $0.11 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Growth Leaders ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$37.95		$46.83	$42.14	$31.58	$48.37	$37.08
Net investment income (a)	0.38		0.26	0.38	0.63	0.41	0.41
Net realized and unrealized gain (loss) on investments	(5.81)		(7.13)	10.29	10.55	(14.35)	11.40
Payment from Adviser	—		—	0.05(b)	—	—	—
Total from investment operations	(5.43)		(6.87)	10.72	11.18	(13.94)	11.81
Distributions from:
Net investment income	—		(0.36)	(0.07)	(0.62)	(0.31)	(0.52)
Net realized capital gains	—		(1.65)	(5.96)	—	(2.54)	—
Total distributions	—		(2.01)	(6.03)	(0.62)	(2.85)	(0.52)
Net asset value, end of period	$32.52		$37.95	$46.83	$42.14	$31.58	$48.37
Total return (c)	(14.31)%	(d)	(14.67)%	25.95% (b)	35.40%	(28.79)%	31.86%

Ratios to average net assets
Gross expenses	1.25%	(e)	1.40%	1.27%	1.07%	1.17%	0.82%
Net expenses	0.60%	(e)	0.60%	0.60%	0.61%	0.85%	0.78%
Net expenses excluding interest (f)	0.60%	(e)	0.60%	0.60%	0.61%	0.72%	0.72%
Net investment income	2.38%	(e)	0.57%	0.90%	1.60%	0.95%	0.96%
Supplemental data
Net assets, end of period (in millions)	$20		$27	$52	$67	$54	$94
Portfolio turnover rate (g)	32%	(d)	59%	199%	42%	34%	37%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2020, 0.12% of total return, representing $0.05 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChiNext ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$48.47		$48.95	$29.81	$20.97	$34.79	$29.20
Net investment income (loss) (a)	(0.01)		(0.06)	0.03	0.10	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(9.45)		4.03	19.09	8.88	(13.85)	5.67
Payment from Adviser	—		0.02(b)	0.02(c)	—	—	—
Total from investment operations	(9.46)		3.99	19.14	8.98	(13.82)	5.66
Distributions from:
Net investment income	—		—	— (d)	(0.14)	—	(0.07)
Net realized capital gains	—		(3.74)	—	—	—	—
Return of capital	—		(0.73)	—	—	—	—
Total distributions	—		(4.47)	—	(0.14)	—	(0.07)
Net asset value, end of period	$39.01		$48.47	$48.95	$29.81	$20.97	$34.79
Total return (e)	(19.53)%	(f)	8.21% (b)	64.23% (c)	42.80%	(39.72)%	19.37%

Ratios to average net assets
Gross expenses	1.08%	(g)	0.89%	1.15%	1.08%	1.33%	1.38%
Net expenses	0.65%	(g)	0.65%	0.65%	0.65%	0.82%	0.82%
Net expenses excluding interest (h)	0.65%	(g)	0.65%	0.65%	0.65%	0.78%	0.78%
Net investment income (loss)	(0.04)%	(g)	(0.12)%	0.07%	0.39%	0.09%	(0.04)%
Supplemental data
Net assets, end of period (in millions)	$25		$41	$49	$30	$16	$23
Portfolio turnover rate (i)	5%	(f)	59%	96%	43%	36%	34%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(c)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Amount represents less than $0.005 per share.
(e)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(f)	Not Annualized
(g)	Annualized
(h)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(i)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Period Ended June 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$36.25
Net investment income (b)	0.06
Net realized and unrealized loss on investments	(7.54)
Total from investment operations	(7.48)
Net asset value, end of period	$28.77
Total return (c)	(20.64)%	(d)

Ratios to average net assets
Expenses	0.75%	(e)
Net investment income	0.52%	(e)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate (f)	11%	(d)

(a)	For the period February 16, 2022 (commencement of operations) through June 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Egypt Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$27.09		$25.62	$29.20	$28.28	$32.89	$26.02
Net investment income (a)	0.36		0.75	0.61	0.59	0.60	0.81
Net realized and unrealized gain (loss) on investments	(9.61)		1.38	(3.56)	0.93(b)	(4.73)	6.31
Total from investment operations	(9.25)		2.13	(2.95)	1.52	(4.13)	7.12
Distributions from:
Net investment income	—		(0.66)	(0.63)	(0.60)	(0.48)	(0.25)
Net asset value, end of period	$17.84		$27.09	$25.62	$29.20	$28.28	$32.89
Total return (c)	(34.14)%	(d)	8.36%	(10.09)%	5.42%	(12.56)%	27.39%

Ratios to average net assets
Gross expenses	1.26%	(e)	1.10%	1.11%	1.11%	1.19%	1.09%
Net expenses	1.07%	(e)	1.02%	0.98%	1.01%	0.98%	0.94%
Net expenses excluding interest	0.94%	(e)	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	3.15%	(e)	2.92%	2.43%	1.88%	1.73%	2.82%
Supplemental data
Net assets, end of period (in millions)	$14		$22	$19	$31	$33	$76
Portfolio turnover rate (f)	22%	(d)	73%	27%	76%	41%	41%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Growth Leaders ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$42.93		$32.94	$32.76	$42.36	$68.40	$41.03
Net investment income (loss) (b)	0.18		0.08	0.15	0.50	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(11.61)		9.91	0.11(c)	(9.68)	(25.97)	27.42
Total from investment operations	(11.43)		9.99	0.26	(9.18)	(25.99)	27.44
Distributions from:
Net investment income	—		—	(0.08)	(0.42)	(0.05)	(0.07)
Net asset value, end of period	$31.50		$42.93	$32.94	$32.76	$42.36	$68.40
Total return (d)	(26.63)%	(e)	30.30%	0.80%	(21.65)%	(38.00)%	66.88%

Ratios to average net assets
Gross expenses	0.83%	(f)	1.00%	1.24%	0.86%	0.83%	0.72%
Net expenses	0.81%	(f)	0.90%	1.05%	0.86%	0.83%	0.72%
Net expenses excluding interest and taxes .	0.75%	(f)	0.83%	0.85%	0.83%	0.80%	0.70%
Net investment income (loss)	0.98%	(f)	0.22%	0.55%	1.35%	(0.03)%	0.04%
Supplemental data
Net assets, end of period (in millions)	$48		$78	$68	$122	$187	$405
Portfolio turnover rate (g)	47%	(e)	67%	133%	51%	39%	42%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$19.93		$20.49	$22.68	$21.85	$24.75	$21.31
Net investment income (a)	0.34		0.27	0.36	0.40	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.54)		(0.61)	(2.21)	0.90	(2.78)	3.55
Total from investment operations	(0.20)		(0.34)	(1.85)	1.30	(2.42)	3.90
Distributions from:
Net investment income	—		(0.22)	(0.34)	(0.47)	(0.48)	(0.46)
Net asset value, end of period	$19.73		$19.93	$20.49	$22.68	$21.85	$24.75
Total return (b)	(1.03)%	(c)	(1.65)%	(8.20)%	5.97%	(9.79)%	18.35%

Ratios to average net assets
Gross expenses	0.64%	(d)	0.82%	0.97%	0.80%	0.75%	0.73%
Net expenses	0.57%	(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	3.29%	(d)	1.38%	2.03%	1.78%	1.61%	1.53%
Supplemental data
Net assets, end of period (in millions)	$49		$54	$36	$41	$45	$62
Portfolio turnover rate (e)	13%	(c)	36%	13%	10%	14%	14%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Israel ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$48.77		$44.82	$35.03	$28.05	$30.37	$26.84
Net investment income (a)	0.35		0.27	0.08	0.19	0.27	0.30
Net realized and unrealized gain (loss) on investments	(11.75)		4.30	9.79	7.27	(2.38)	3.71
Total from investment operations	(11.40)		4.57	9.87	7.46	(2.11)	4.01
Distributions from:
Net investment income	—		(0.62)	(0.08)	(0.48)	(0.21)	(0.48)
Net asset value, end of period	$37.37		$48.77	$44.82	$35.03	$28.05	$30.37
Total return (b)	(23.37)%	(c)	10.20%	28.14%	26.64%	(6.94)%	14.96%

Ratios to average net assets
Gross expenses	0.65%	(d)	0.71%	0.80%	0.94%	1.02%	0.92%
Net expenses	0.59%	(d)	0.59%	0.60%	0.62%	0.60%	0.59%
Net expenses excluding interest	0.59%	(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.61%	(d)	0.57%	0.24%	0.60%	0.85%	1.04%
Supplemental data
Net assets, end of period (in millions)	$62		$80	$75	$58	$46	$43
Portfolio turnover rate (e)	7%	(c)	32%	22%	14%	23%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$21.36		$17.52		$16.05	$14.84	$17.45	$12.97
Net investment income (a)	0.06		0.11		0.08	0.14	0.17	0.20
Net realized and unrealized gain (loss) on investments	(6.86)		3.83		1.46	1.19	(2.66)	4.46
Total from investment operations	(6.80)		3.94		1.54	1.33	(2.49)	4.66
Distributions from:
Net investment income	—		(0.10)		(0.06)	(0.12)	(0.12)	(0.18)
Return of capital	—		—		(0.01)	—	—	— (b)
Total distributions	—		(0.10)		(0.07)	(0.12)	(0.12)	(0.18)
Net asset value, end of period	$14.56		$21.36		$17.52	$16.05	$14.84	$17.45
Total return (c)	(31.87)%	(d)	22.52%		9.72%	8.86%	(14.15)%	35.76%

Ratios to average net assets
Expenses	0.61%(e)	(f)	0.59%	(f)	0.61%	0.66%	0.68%	0.66%
Expenses excluding interest	0.60%(e)	(f)	0.58%	(f)	0.60%	0.63%	0.64%	0.63%
Net investment income	0.64%(e)	(f)	0.58%	(f)	0.55%	0.89%	0.98%	1.37%
Supplemental data
Net assets, end of period (in millions)	$377		$591		$457	$443	$318	$349
Portfolio turnover rate (g)	21%	(d)	57%		33%	33%	49%	50%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

54

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) (formerly known as VanEck Vectors ETF Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
China Growth Leaders ETF	Diversified
ChiNext ETF	Diversified
Digital India ETF	Non-Diversified
Egypt Index ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Growth Leaders ETF and ChiNext ETF. China Growth Leaders ETF and ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures,
55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
56

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2022 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At June 30, 2022, ChiNext ETF included $24,068 in cash, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2023, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the funds listed in the table below. Effective January 10, 2019, China Growth Leaders ETF and ChiNext ETF no longer exclude interest expense from their expense limitations. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2022.

57

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The management fee rates and expense limitations for the period ended June 30, 2022, are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Brazil Small-Cap ETF	0.50	0.59
China Growth Leaders ETF	0.50	0.60
ChiNext ETF	0.50	0.65
Egypt Index ETF	0.50	0.94
India Growth Leaders ETF	0.50	0.75
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Vietnam ETF	0.50	0.76

Digital India ETF utilizes a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
Digital India ETF	0.75%

During the year ended December 31, 2019, the Adviser reimbursed the Brazil Small-Cap ETF $372,975 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2020, the Adviser reimbursed the China Growth Leaders ETF and ChiNext ETF $57,732 and $17,518, respectively, for transactional losses. The per share and total return impacts to the Funds are reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext ETF $19,569 for an investment loss. This reimbursement is reflected in the Statement of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation

58

Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$13,031,941	$11,313,858	$—	$—
Brazil Small-Cap ETF	6,067,833	8,789,813	—	531,094
China Growth Leaders ETF	6,683,021	8,856,277	—	882,020
ChiNext ETF	1,388,547	9,209,035	—	—
Digital India ETF	1,516,451	183,532	496,307	—
Egypt Index ETF	4,627,193	3,965,510	—	—
India Growth Leaders ETF	30,098,482	40,670,540	—	575,577
Indonesia Index ETF	10,163,838	9,156,928	36,449,594	40,059,266
Israel ETF	5,396,580	4,715,383	1,155,545	1,016,499
Vietnam ETF	101,454,402	128,861,717	—	597,212

Note 6—Income Taxes—As of June 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$52,814,748	$6,132,966	$(8,048,906)	$(1,915,940)
Brazil Small-Cap ETF	37,801,331	2,543,792	(15,588,437)	(13,044,645)
China Growth Leaders ETF	18,955,581	3,425,348	(2,971,766)	453,582
ChiNext ETF	18,580,778	9,593,258	(2,826,446)	6,766,812
Digital India ETF	1,807,150	7,520	(375,397)	(367,877)
Egypt Index ETF	20,601,059	1,260,122	(7,585,195)	(6,325,073)
India Growth Leaders ETF	46,077,446	8,989,107	(6,966,155)	2,022,952
Indonesia Index ETF	58,584,750	846,554	(10,156,508)	(9,309,954)
Israel ETF	56,560,387	18,984,957	(11,031,053)	7,953,904
Vietnam ETF	383,543,936	82,813,058	(90,069,306)	(7,256,248)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2021, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Africa Index ETF	(11,902,643)	(54,028,747)	(65,931,390)
Brazil Small-Cap ETF	(21,054,589)	(134,423,828)	(155,478,417)
Egypt Index ETF	(12,961,222)	(22,659,874)	(35,621,096)
India Growth Leaders ETF	(11,884,171)	(71,205,664)	(83,089,835)
Indonesia Index ETF	(37,861,382)	(75,446,065)	(113,307,447)
Israel ETF	(296,343)	(6,671,627)	(6,967,970)
Vietnam ETF	(74,923,618)	(201,883,414)	(276,807,032)
59

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China Growth Leaders ETF and ChiNext ETF (the "Funds"). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived by non-PRC resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC MOF to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: As a result of renegotiation of the India Mauritius Tax treaty, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation subject to treaty relief. India currently assesses a capital gains tax on shares sold on the exchange of 15% on short term capital gains and 10% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss.

60

Should the Chinese government impose restrictions on the ability of China Growth Leaders ETF and ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Digital India ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2022 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$4,412,253	$733,800	$4,043,257	$4,777,057
Brazil Small-Cap ETF	760,212	321,617	561,589	883,206
China Growth Leaders ETF	108,661	20,733	104,707	125,440
Israel ETF	6,021,624	2,935,848	3,368,116	6,303,964
Vietnam ETF	1,570,439	–	1,655,443	1,655,443
61

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$733,800
Brazil Small-Cap ETF	321,617
China Growth Leaders ETF	20,733
Israel ETF	2,935,848

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The participating Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	179	$1,500,197	1.79%
Brazil Small-Cap ETF	35	143,575	2.12
China Growth Leaders ETF	164	980,464	1.81
ChiNext ETF	172	648,693	1.78
Egypt Index ETF	175	1,266,996	1.79
India Growth Leaders ETF	108	607,147	2.03
Indonesia Index ETF	29	255,067	1.97
Israel ETF	6	97,337	1.68
Vietnam ETF	173	2,801,608	1.79

Outstanding loan balances as of June 30, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

62

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChiNext ETF, Digital India ETF, Egypt Index ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium + Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck China Growth Leaders ETF and ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. They also considered the fact that each of the VanEck Digital India ETF and Green Metals ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered the Adviser’s efforts to navigate significant regulatory restrictions and other operational challenges in managing the VanEck Russia ETF and Russia Small-Cap ETF during recent periods.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, (i) (with respect to the VanEck Digital India ETF, Green Metals ETF, Natural Resources ETF and Oil Services ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to all other Funds) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds

63

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited) (continued)

to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Rare Earth/Strategic Metals ETF and Steel ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Agribusiness ETF, Oil Services ETF, Russia ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and equal to the median of its respective peer group of funds, and each of the VanEck Digital India ETF, Green Metals ETF and Natural Resources ETF had management fees above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Brazil Small-Cap ETF, Gold Miners ETF, Indonesia Index ETF and Oil Services ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, each of the VanEck Israel ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and above the median of its respective peer group of funds, and Junior Gold Miners ETF had a total expense ratio (after the effect of any applicable expense limitation) equal to the average and above the median of its respective peer group of funds, each of ChiNext ETF, Digital India ETF, Green Metals ETF, India Growth Leaders ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its respective peer group of funds, and each of the VanEck Africa Index ETF, Egypt Index ETF, Russia Small-Cap ETF and Uranium + Nuclear Energy ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. With respect to the VanEck Russia ETF and Russia Small-Cap ETF, the Trustees noted that the Adviser had voluntarily agreed to waive all of the Funds’ management fees beginning March 11, 2022 (although such waiver could be terminated at any time). The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

64

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

65

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

66

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INTLSAR

SEMI-ANNUAL REPORT June 30, 2022 (unaudited)

CLO ETF	CLOI

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2022.

VANECK CLO ETF

PRESIDENT’S LETTER

June 30, 2022 (unaudited)

Dear Fellow Shareholders:

When will market volatility be over? The short answer: not yet. Financial tightening by central banks is never good for financial assets. And while the first half of 2022 has already been painful, we are only now, in mid-summer, experiencing the onset of “quantitative tightening,” when the central banks stop buying bonds. This, to me, is the final act in this process and it may take a few months to work itself out. I am hoping that there are no implosions by major, indebted countries, or major dislocations in fixed income or banking markets.

The second signal that will imply less pressure on financial markets—stocks and bonds—is weaker labor markets, because only that, I believe, will slow wage pressure and therefore inflation. While there will likely be many minor signals and headlines, we may not have confirmation of cooling wage pressure until year-end or later.

For over a year, I’ve been saying that we would be in a better position to gauge inflation persistence in the second half of 2022, because only now would we know whether inflationary psychology had affected wages. Well, here we are. Despite a cooling U.S. economy, the labor market is still hot. There is a strong relationship between wages and inflation, which historically becomes more pronounced during periods of high inflation. Based on the fact that the record-setting spending stimulus has led to wage inflation, our view now is that inflation will be higher for longer.

Rising Correlation: Upward Pressure on Wages Leads to Upward Pressure on Inflation

While we expect to be in an elevated inflation regime for an extended period of time, there should be some temporary relief on the horizon from the negative wealth effect from declining asset values, a recent pullback in commodity prices and improving supply chains. But asset values can still fall further from here, commodity prices are still high by historical standards, and supply chain pressures are still at last summer’s levels.

Consumers are being squeezed from high inflation and more restrictive, yet still accommodative, monetary policy. We estimate the evisceration of over $40 trillion from the global stock, bond and crypto markets as a result of the current macro-economic conditions. That equates to nearly half of the world’s GDP!

Multi-Year Investment Themes: Resources Transition and Blockchain Disruption

So, we continue to focus on two multi-year investment themes.

Commodities have broken out of their prolonged bear market to reach record highs, driven by forces—primarily, the supply-demand imbalance—that have been in place even before Russia’s invasion of Ukraine. The Russia-Ukraine crisis has, however, accelerated efforts to reduce dependency on Russian energy supply in Europe, and part of that plan includes a shift towards renewable energy.

Commodity prices have more than doubled from their COVID-19 lows. Yet, the supply response across all industries has been limited due to the emphasis on capital discipline and environmental, social and governance constraints. If we are in the early stages of an economic slowdown, then it is very unlikely that we will see an increase in capital expenditures leading to additional supply. This should lead to a swift rebound in prices when economic growth resumes.

We still like commodity equities, particularly companies involved in green metals used in electric vehicle and clean energy components and, perhaps with a longer-term horizon, agribusiness companies looking to innovate for more efficient, climate-friendly and sustainable food production. Fears of global recession have hurt these investments, but I believe the longer-term trends will prevail.

The fallout from the Terra ecosystem’s collapse in May on the broader digital assets market cannot be understated. It caused major damage, and bankruptcies and liquidations of borrowing/lending firms are likely ahead, not to mention litigation from retail investors. Volatility is a given with crypto, with Bitcoin and Ethereum under the most pressure from their status as the “reserve” holdings for many in the crypto world. However, while I used to think Bitcoin’s drawdown risk was 90% back in 2017, I expected the drawdowns to

1

VANECK CLO ETF

PRESIDENT’S LETTER

(unaudited) (continued)

be more muted in current times. This is because the underlying blockchain technology is being used to gain efficiency and reduce risk in the financial system, and I believe adoption will keep expanding.

Growth is Less Rich Relative to Value

For much of 2021, many growth stocks were very richly valued. At the end of 2021, the price-to-earnings (“P/E”) ratio of the Russell 1000 Growth Index was hovering around 40. By comparison, during that same period, the P/E ratio of the Russell 1000 Value Index was below 20. That equated to a valuation spread of roughly 20.

We hadn’t seen such a big dislocation between growth and value stocks since the tech bubble in the early 2000s. That is why, at the start of 2022, we said to wait to buy growth. We could be getting closer, but investors should be cautious. The current spread between the P/E ratios of growth and value stocks is over 11 and the long-term average is 8. If inflation remains persistently high, as we expect, then this spread may go even lower.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the fund for the period ended June 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 12, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

2

VANECK CLO ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 to June 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022
Actual (a)	$1,000.00	$1,000.80	0.40%	$0.10
Hypothetical (b)(c)	$1,000.00	$1,022.81	0.40%	$2.01

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the period from June 22, 2022 (commencement of operations) to June 30, 2022) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
(b)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(c)	Assumes annual return of 5% before expenses
3

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 99.0%
Ares LXI CLO Ltd. 144A 2.71% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	$2,750		$2,620,205
Bain Capital Credit CLO 2021-4 Ltd. 144A 2.71% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	1,750		1,655,062
Carlyle US CLO 2019-3 LTD 144A 4.26% (ICE LIBOR USD 3 Month+3.20%), 10/20/32	1,250		1,175,175
Cedar Funding VIII Clo Ltd. 144A 2.69% (ICE LIBOR USD 3 Month+1.65%), 10/17/34	1,750		1,647,042
CIFC Funding 2014-III Ltd. 144A 2.59% (ICE LIBOR USD 3 Month+1.45%), 10/22/31	1,250		1,205,440
Dryden 45 Senior Loan Fund 144A 2.44% (ICE LIBOR USD 3 Month+1.40%), 10/15/30	1,250		1,198,381
Dryden 80 CLO Ltd. 144A 2.60% (Term SOFR USD 3 Month+1.75%), 01/17/33	1,250		1,189,269
Dryden 93 CLO Ltd. 144A 2.64% (ICE LIBOR USD 3 Month+1.60%), 01/15/34	1,750		1,664,452
Dryden Senior Loan Fund 144A 3.03% (Term SOFR USD 3 Month+2.00%), 04/20/35	1,250		1,201,933
Elmwood CLO 15 Ltd. 144A
	Par
	(000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 99.0% (continued)
1.98% (Term SOFR USD 3 Month+1.34%), 04/22/35	$1,250		$1,208,428
Generate CLO 8 Ltd. 144A 4.56% (ICE LIBOR USD 3 Month+3.50%), 10/20/34	1,250		1,168,035
GoldenTree Loan Opportunities IX Ltd. 144A 2.54% (ICE LIBOR USD 3 Month+1.30%), 10/29/29	1,250		1,213,023
Gulf Stream Meridian 1 Ltd. 144A 2.41% (ICE LIBOR USD 3 Month+1.37%), 04/15/33	1,250		1,222,853
Gulf Stream Meridian 4 Ltd. 144A 2.24% (ICE LIBOR USD 3 Month+1.20%), 07/15/34	1,250		1,219,388
Myers Park CLO Ltd. 144A 2.46% (ICE LIBOR USD 3 Month+1.40%), 10/20/30	1,250		1,206,049
OCP CLO 2020-19 Ltd. 144A 2.76% (ICE LIBOR USD 3 Month+1.70%), 10/20/34	1,750		1,647,543
OCP CLO 2021-22 Ltd. 144A 2.24% (ICE LIBOR USD 3 Month+1.18%), 12/02/34	1,250		1,213,560
Signal Peak CLO 4 Ltd. 144A 4.41% (ICE LIBOR USD 3 Month+3.20%), 10/26/34	1,250		1,124,166
			24,780,004
Total Collateralized Loan Obligations (Cost: $24,773,725)			24,780,004

Total Investments: 99.0% (Cost: $24,773,725)			24,780,004
Other assets less liabilities: 1.0%			240,341
NET ASSETS: 100.0%			$25,020,345

Definitions:

USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $24,780,004, or 99.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$24,780,004

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Collateralized Loan Obligations	$—	$24,780,004	$—	$24,780,004

See Notes to Financial Statements

4

VANECK CLO ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$24,780,004
Cash	94,466
Receivables:
Interest	148,342
Total assets	25,022,812
Liabilities:
Payables:
Due to Adviser	2,467
Total liabilities	2,467
NET ASSETS	$25,020,345
Shares outstanding	500,000
Net asset value, redemption and offering price per share	$50.04
Net Assets consist of:
Aggregate paid in capital	$25,000,000
Total distributable earnings (loss)	20,345
NET ASSETS	$25,020,345
(1) Cost of investments - Unaffiliated issuers	$24,773,725

See Notes to Financial Statements

5

VANECK CLO ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2022 (a) (unaudited)

Income:
Interest	$16,533
Total income	16,533
Expenses:
Management fees	2,467
Total expenses	2,467

Net investment income	14,066
Net change in unrealized appreciation (depreciation) on:
Investments	6,279
Net Increase in Net Assets Resulting from Operations	$20,345

(a)	For the period June 22, 2022 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements

6

VANECK CLO ETF

STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
June 30,
2022 (a)
(unaudited)
Operations:
Net investment income	$14,066
Net change in unrealized appreciation (depreciation)	6,279
Net increase in net assets resulting from operations	20,345

Share transactions*:
Proceeds from sale of shares	25,000,000
Increase in net assets resulting from share transactions	25,000,000
Total increase in net assets	25,020,345
Net Assets, beginning of period	—
Net Assets, end of period	$25,020,345
* Shares of Common Stock Issued (no par value):
Shares sold	500,000
Net increase	500,000

(a)	For the period June 22, 2022 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements

7

VANECK CLO ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

Period
Ended
June 30,
2022(a)
(unaudited)
Net asset value, beginning of period	$50.00
Net investment income (b)	0.03
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.04
Net asset value, end of period	$50.04

Total return (c)	0.08% (d)
Ratios to average net assets
Expenses	0.40% (e)
Net investment income	2.28% (e)

Supplemental data
Net assets, end of period (in millions)	$25
Portfolio turnover rate(f)	—% (d)

(a)	For the period June 22, 2022 (commencement of operations) through June 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

8

VANECK CLO ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate to the CLO ETF (the “Fund”). The Fund is actively managed and seeks to achieve its investment objective by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”). The Fund is classified as non-diversified, as defined in the 1940 Act. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:
9

VANECK CLO ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

D.

Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes, and extraordinary expenses, until at least May 1, 2024.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor. At June 30, 2022, the Adviser owned approximately 40% of the Fund.

Note 4—Capital Share Transactions—As of June 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of securities constituting the Fund’s underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Fund may issue

10

Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Fund, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2022, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term investments, aggregated to $24,773,725 and $0, respectively.

Note 6—Income Taxes—As of June 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$24,773,725	$71,615	$(65,336)	$6,279

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the Fund did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in debt instruments involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Fund’s assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund invests primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest

11

VANECK CLO ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration.

Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

The Fund invests in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rates. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could adversely impact (i) volatility and liquidity in markets that are tied to LIBOR, (ii) the market for, or value of, specific securities or payments linked to those reference rates resulting in a reduction in the value of certain instruments held by the Fund, (iii) availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund’s performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (“SOFR”) that is intended to replace the U.S. dollar LIBOR.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

Note 9—Subsequent Event Review—Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

12

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to VanEck CLO ETF. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including expense information for other funds. The Adviser and the Sub- Adviser (with respect to the VanEck CLO ETF) provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements, as well as the rationale for retaining a sub-adviser to manage the VanEck CLO ETF’s investments in collateralized loan obligation (“CLO”) securities. The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) would provide under each Agreement, including (i) the Adviser’s agreement to pay all of the direct expenses of each of the VanEck CLO ETF, VanEck Green Infrastructure ETF and VanEck Muni ETF (excluding the fee payment under the respective Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), and (ii) the Adviser’s commitment to waive certain fees and/or pay expenses of the VanEck Morningstar SMID Moat ETF to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed-upon limit for a period of time. With respect to the VanEck CLO ETF, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in CLO securities and the Sub-Adviser’s experience serving as a sub-adviser for other registered investment companies. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser under the Sub-Advisory Agreement.

The Trustees considered the benefits, other than the fees under the Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) or the profitability of the Funds to the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), although they concluded that the nature, quality and extent of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as the information provided by the Sub-Adviser (with respect to the VanEck CLO ETF) about its personnel and operations.

13

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited) (continued)

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Agreements are in the best interest of the Funds and the Funds’ shareholders.

14

VANECK CLO ETF

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Fund has implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Fund’s investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, the Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to a Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The Fund utilizes data from a third-party vendor to assist with these determinations.

If the Fund does not qualify as an “In-Kind ETF” it is required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Fund’s liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

15

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	CLOISAR

SEMI-ANNUAL REPORT June 30, 2022 (unaudited)

BITCOIN STRATEGY ETF	XBTF

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2022.

VANECK BITCOIN STRATEGY ETF

PRESIDENT’S LETTER

June 30, 2022 (unaudited)

Dear Fellow Shareholders:

When will market volatility be over? The short answer: not yet. Financial tightening by central banks is never good for financial assets. And while the first half of 2022 has already been painful, we are only now, in mid-summer, experiencing the onset of “quantitative tightening,” when the central banks stop buying bonds. This, to me, is the final act in this process and it may take a few months to work itself out. I am hoping that there are no implosions by major, indebted countries, or major dislocations in fixed income or banking markets.

The second signal that will imply less pressure on financial markets—stocks and bonds—is weaker labor markets, because only that, I believe, will slow wage pressure and therefore inflation. While there will likely be many minor signals and headlines, we may not have confirmation of cooling wage pressure until year-end or later.

For over a year, I’ve been saying that we would be in a better position to gauge inflation persistence in the second half of 2022, because only now would we know whether inflationary psychology had affected wages. Well, here we are. Despite a cooling U.S. economy, the labor market is still hot. There is a strong relationship between wages and inflation, which historically becomes more pronounced during periods of high inflation. Based on the fact that the record-setting spending stimulus has led to wage inflation, our view now is that inflation will be higher for longer.

Rising Correlation: Upward Pressure on Wages Leads to Upward Pressure on Inflation

While we expect to be in an elevated inflation regime for an extended period of time, there should be some temporary relief on the horizon from the negative wealth effect from declining asset values, a recent pullback in commodity prices and improving supply chains. But asset values can still fall further from here, commodity prices are still high by historical standards, and supply chain pressures are still at last summer’s levels.

Consumers are being squeezed from high inflation and more restrictive, yet still accommodative, monetary policy. We estimate the evisceration of over $40 trillion from the global stock, bond and crypto markets as a result of the current macro-economic conditions. That equates to nearly half of the world’s GDP!

Multi-Year Investment Themes: Resources Transition and Blockchain Disruption

So, we continue to focus on two multi-year investment themes.

Commodities have broken out of their prolonged bear market to reach record highs, driven by forces—primarily, the supply-demand imbalance—that have been in place even before Russia’s invasion of Ukraine. The Russia-Ukraine crisis has, however, accelerated efforts to reduce dependency on Russian energy supply in Europe, and part of that plan includes a shift towards renewable energy.

Commodity prices have more than doubled from their COVID-19 lows. Yet, the supply response across all industries has been limited due to the emphasis on capital discipline and environmental, social and governance constraints. If we are in the early stages of an economic slowdown, then it is very unlikely that we will see an increase in capital expenditures leading to additional supply. This should lead to a swift rebound in prices when economic growth resumes.

We still like commodity equities, particularly companies involved in green metals used in electric vehicle and clean energy components and, perhaps with a longer-term horizon, agribusiness companies looking to innovate for more efficient, climate-friendly and sustainable food production. Fears of global recession have hurt these investments, but I believe the longer-term trends will prevail.

The fallout from the Terra ecosystem’s collapse in May on the broader digital assets market cannot be understated. It caused major damage, and bankruptcies and liquidations of borrowing/lending firms are likely ahead, not to mention litigation from retail investors. Volatility is a given with crypto, with Bitcoin and Ethereum under the most pressure from their status as the “reserve” holdings for many in the crypto world. However, while I used to think Bitcoin’s drawdown risk was 90% back in 2017, I expected the drawdowns to

1

VANECK BITCOIN STRATEGY ETF

PRESIDENT’S LETTER

(unaudited) (continued)

be more muted in current times. This is because the underlying blockchain technology is being used to gain efficiency and reduce risk in the financial system, and I believe adoption will keep expanding.

Growth is Less Rich Relative to Value

For much of 2021, many growth stocks were very richly valued. At the end of 2021, the price-to-earnings (“P/E”) ratio of the Russell 1000 Growth Index was hovering around 40. By comparison, during that same period, the P/E ratio of the Russell 1000 Value Index was below 20. That equated to a valuation spread of roughly 20.

We hadn’t seen such a big dislocation between growth and value stocks since the tech bubble in the early 2000s. That is why, at the start of 2022, we said to wait to buy growth. We could be getting closer, but investors should be cautious. The current spread between the P/E ratios of growth and value stocks is over 11 and the long-term average is 8. If inflation remains persistently high, as we expect, then this spread may go even lower.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the period ended June 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 12, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

2

VANECK BITCOIN STRATEGY ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 to June 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022 (a)
Actual	$1,000.00	$404.00	0.65%	$2.26
Hypothetical(b)	$1,000.00	$1,021.57	0.65%	$3.26

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
3

VANECK BITCOIN STRATEGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 78.9%
United States Treasury Obligations: 78.9%
United States Treasury Bills
0.00%, 09/06/22 (a)	$2,000		$1,994,324
0.00%, 09/27/22	3,000		2,988,523
0.00%, 10/25/22	2,000		1,987,124
0.61%, 07/14/22 (a)	3,000		2,998,851
0.90%, 08/04/22 (a)	3,000		2,996,664
			12,965,486
Total Short-Term Investments: 78.9% (Cost: $12,969,506)			12,965,486
Other assets less liabilities: 21.1%			3,462,736
NET ASSETS: 100.0%			$16,428,222

Futures Contracts

Long Exposure

				Value and
				Unrealized
Reference	Number of		Notional	Appreciation/
Entity	Contracts	Expiration Date	Amount	(Depreciation)
CME BITCOIN	176	07/29/22	16,508,800	$(1,435,783)

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $7,090,840.

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$12,965,486

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
United States Treasury Obligations	$—	$12,965,486	$—	$12,965,486
Other Financial Instruments:
Futures Contracts	$(1,435,783)	$—	$—	$(1,435,783)

See Notes to Financial Statements

4

VANECK BITCOIN STRATEGY ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$12,965,486
Cash	3,212,156
Cash on deposit with broker for futures contracts	1,690,931
Net deferred tax	—
Total assets	17,868,573
Liabilities:
Payables:
Due to Adviser	7,826
Variation margin on futures contracts	1,432,525
Total liabilities	1,440,351
NET ASSETS	$16,428,222
Shares outstanding	900,000
Net asset value, redemption and offering price per share	$18.25
Net Assets consist of:
Aggregate paid in capital	$40,685,313
Total distributable earnings (loss)	(24,257,091)
NET ASSETS	$16,428,222
(1) Cost of investments - Unaffiliated issuers	$12,969,506

See Notes to Financial Statements

5

VANECK BITCOIN STRATEGY ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

Income:
Interest	$31,440
Total income	31,440
Expenses:
Management fees	76,551
Interest	84
FCM fees	10,905
Total expenses	87,540
Reimbursement by the Adviser	(10,905)
Net expenses	76,635
Net investment loss, before income taxes	(45,195)
Net current and deferred tax benefit/(expense) (See Note 6)	—
Net investment loss, net of income taxes	(45,195)

Net realized (loss) on:
Investments	(1,336)
Futures contracts	(19,050,024)
Current and deferred tax benefit/(expense) (See Note 6)	—
Net realized loss, net of income taxes	(19,051,360)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,069)
Futures contracts	(395,047)
Current and deferred tax benefit/(expense) (See Note 6)	—
Net change in unrealized appreciation (depreciation), net of income taxes	(399,116)
Net Decrease in Net Assets Resulting from Operations	$(19,495,671)

See Notes to Financial Statements

6

VANECK BITCOIN STRATEGY ETF

STATEMENT OF CHANGES IN NET ASSETS

		Period
		Ended
	Period Ended	December 31,
	June 30, 2022	2021 (a)
	(unaudited)
Operations:
Net investment loss	$(45,195)	$(11,326)
Net realized loss	(19,051,360)	(3,709,407)
Net change in unrealized appreciation (depreciation)	(399,116)	(1,040,687)
Net decrease in net assets resulting from operations	(19,495,671)	(4,761,420)

Share transactions*:
Proceeds from sale of shares	20,112,032	20,573,281
Increase in net assets resulting from share transactions	20,112,032	20,573,281
Total increase in net assets	616,361	15,811,861
Net Assets, beginning of period	15,811,861	—
Net Assets, end of period	$16,428,222	$15,811,861
* Shares of Common Stock Issued (no par value):
Shares sold	550,000	350,000
Net increase	550,000	350,000

(a)	For the period November 16, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements

7

VANECK BITCOIN STRATEGY ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period		Period
	Ended		Ended
	June 30,		December
	2022		31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$45.18		$63.91
Net investment loss (b)	(0.07)		(0.04)
Net realized and unrealized loss on investments	(26.86)		(18.69)
Total from investment operations	(26.93)		(18.73)
Net asset value, end of period	$18.25		$45.18

Total return (c)	(59.60)%	(d)	(29.31)%	(d)
Ratios to average net assets
Gross expenses	0.74%	(e)	0.65%	(e)
Net expenses	0.65%	(e)	0.65%	(e)
Net investment loss	(0.38)%	(e)	(0.62)%	(e)

Supplemental data
Net assets, end of period (in millions)	$16		$16
Portfolio turnover rate(f)	—%	(d)	—%	(d)

(a)	For the period November 16, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

8

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate to the Bitcoin Strategy ETF (the “Fund”). The Fund is actively managed and seeks to achieve its investment objective by investing in standardized, cash-settled bitcoin futures contracts (“Bitcoin Futures”) traded on the Chicago Mercantile Exchange. The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. Van Eck Absolute Return Advisers Corporation (the “Adviser”) serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”).

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.

Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value (“NAV”) and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and

9

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.

Federal and Other Income Taxes— The Fund intends to invest primarily in Bitcoin Futures, which generally are treated as futures contracts on property for federal income tax purposes. As such, they do not generate qualifying income for the purpose of qualifying as a Regulated Investment Company (“RIC”) for tax purposes. Accordingly, the Fund does not intend to qualify, and will not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code and will be taxed as a C-corporation. As a C-corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. The amount of taxes currently payable by the Fund will vary depending on the amount of income and gains derived from investments and such taxes will reduce the return on an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund’s shares will be reduced by the accrual of any current or deferred tax liabilities.

The tax expense or benefit attributable to certain components of income will be included in the Statement of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of a deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. It is the Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations.

C.	Distributions to Shareholders— Distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid annually. Because the Fund is taxed as a C corporation, all of the distributions paid by the Fund will be treated as dividend income for U.S. federal income tax purposes. Unlike a RIC, the Fund will not pay capital gain dividends.

D.	Use of Derivative Instruments— The Fund invests in futures contracts, which are derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The
10

use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts— Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. In the case of cash-settled Bitcoin Futures, the underlying reference asset is bitcoin. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the Bitcoin Futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Bitcoin Strategy ETF held futures contracts for six months during the period ended June 30, 2022, of which the average notional amount for the period was $20,879,584. Futures contracts held by Bitcoin Strategy ETF at June 30, 2022 are reflected in the Schedule of Investments.

At June 30, 2022, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Liabilities Derivatives
Digital Assets Risk

Futures contracts[1]	$1,432,525

[1]	Statement of Assets and Liabilities location: Variation margin on futures contracts

The impact of transactions in derivative instruments during the period ended June 30, 2022, was as follows:

Digital Assets Risk
Realized gain (loss):
Futures contracts[1]	$(19,050,024)
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(395,047)

1	Statements of Operations location: Net realized gain (loss) on futures contracts
2	Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

E.	Offsetting Assets and Liabilities— In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of
11

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held for derivative instruments at June 30, 2022 is presented in the Statement of Assets and Liabilities. For financial reporting purposes, the Fund presents derivative instruments on a gross basis in the Statement of Assets and Liabilities.

Futures contracts held by the Fund are not subject to a master netting agreements or another similar arrangements. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of June 30, 2022.

F.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, acquired fund fees and expenses, interest expense, offering costs, trading expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes, extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least May 1, 2023.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and distributor.

Note 4— Capital Share Transactions — As of June 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”). Due to various legal and operational constraints, Creation Units of the Fund are issued principally for cash.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

Note 5—Investments—During the period ended June 30, 2022, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 6—Income Taxes— The income tax expense/(benefit) for the respective categories on the Statement of Operations for the period ended June 30, 2022 are as follows:

12

	Net Investment Loss	Net Realized Loss	Change in Net Unrealized Depreciation	Total
Current tax expense (benefit)	$—	$—	$—	$—
Deferred tax expense (benefit)	(10,011)	(4,219,876)	(88,404)	(4,318,291)
Change in Valuation Allowance	10,011	4,219,876	88,404	4,318,291
Total	$—	$—	$—	$—

The Fund is currently using an estimated 22.15% tax rate for federal, state and local tax which is composed of a 21% federal tax rate and an assumed 1.15% rate attributable to state taxes (net of federal benefit). The Fund’s federal and state income tax expense/(benefit) consists of the following:

	Federal	State	Total
Current tax expense (benefit)	$—	$—	$—
Deferred tax expense (benefit)	(4,094,090)	(224,201)	(4,318,291)
Change in Valuation Allowance	4,094,090	224,201	4,318,291
Total	$—	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes.

There were no differences between the Fund’s income tax expense/(benefit) (current and deferred) calculated by applying the federal statutory income tax rates to net investment income/(loss) and realized and unrealized gain/(loss) on investments as follows:

	June 30, 2022
	Amount	Rate
Income tax expense/(benefit) at statutory rates	$(4,094,090)	21.00%
State income tax, net of federal benefit	(224,201)	1.15
Change in Valuation Allowance	4,318,291	(22.15)
Net income tax expense/(benefit)	—	—

Components of the Fund’s deferred tax assets and liabilities are as follows:

For the Period Ended June 30, 2022
Deferred Tax Assets:
Capital loss carryforward	$5,359,536
Net operating loss carryforward	12,519
Unrealized gain on investments	890
Net Deferred Tax Asset/(Liability) before valuation allowance	5,372,945

Less Valuation Allowance	(5,372,945)

Net Deferred Tax Asset/(Liability)	$—
13

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund reviews the recoverability of its deferred tax asset based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). The Fund has recorded a valuation allowance of $5,372,945 against its net deferred tax asset at June 30, 2022 as the Fund believes it is more-likely-than-not the asset will not be realized within the relevant carryforward periods. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund’s shares will also be reduced by the accrual of any deferred tax liabilities.

The Fund recognizes the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Fund. The Fund’s tax years are open for examination by U.S. and state tax authorities for all applicable periods. The Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next year.

As of June 30, 2022, the Fund had the following estimated net operating loss carryforward:

Period Generated	Amount	Expiration
12/31/2021	$(11,326)
06/30/2022	(45,195)
	$(56,521)	No Expiration

Under current tax law, net operating loss carryforwards (“NOLs”) cannot be carried back but can be carried forward indefinitely. Additionally, the utilization of NOLs is limited to the lesser of the aggregate of available NOLs or 80% of taxable income.

As of June 30, 2022, the Fund had the following estimated capital loss carryforward:

Period Generated	Amount	Expiration
12/31/2021	$(4,750,143)	12/31/2026
06/30/2022	(19,446,407)	12/31/2027
	$(24,196,550)

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Therefore, the use of this capital loss carryforward is dependent upon the Fund generating sufficient net capital gains prior to the expiration of the loss carryforward.

There are no differences between the book and tax unrealized appreciation / depreciation on the Fund’s investments.

Note 7—Principal Risks—The Fund’s assets are concentrated in Bitcoin Futures. By concentrating the Fund’s assets, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on bitcoin or the digital asset industry will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of sectors or industries.

Bitcoin and Bitcoin Futures are relatively new asset classes and therefore the Fund’s investments in Bitcoin Futures are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and Bitcoin Futures have historically been more volatile than traditional asset classes.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in the Fund could be heightened and the Fund’s

14

investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Fund as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

Note 9—Subsequent Event Review—The Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

15

VANECK BITCOIN STRATEGY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Bitcoin Strategy ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark and the Adviser’s statement that the Fund’s performance against its benchmark is more relevant than performance against its peer group, given the small number of funds with directly competing strategies. The Trustees noted that the Fund had slightly underperformed its benchmark for the period since its inception on November 16, 2021 through December 31, 2021, a relatively short period. The Trustees observed that the Fund’s exposure to bitcoin futures contracts detracted from performance as the price of bitcoin declined significantly during this period, resulting in the Fund’s investments in bitcoin futures contracts to decline significantly as well. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees below the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and median of its peer group of funds. The Trustees concluded, in light of this information

16

and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

17

VANECK BITCOIN STRATEGY ETF

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Fund has implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Fund’s investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, the Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to a Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The Fund utilizes data from a third-party vendor to assist with these determinations.

If the Fund does not qualify as an “In-Kind ETF” it is required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Fund’s liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

18

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	XBTFSAR

SEMI-ANNUAL REPORT June 30, 2022 (unaudited)

Russia ETF	RSX®
Russia Small-Cap ETF	RSXJ®

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2022.

VANECK ETF TRUST

PRESIDENT’S LETTER

June 30, 2022 (unaudited)

Dear Fellow Shareholders:

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced and may continue to experience significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

In light of these circumstances, since March 2, 2022, VanEck Russia Small-Cap ETF (RSXJ) has temporarily suspended new creations of its shares until further notice and since March 3, 2022, VanEck Russia ETF (RSX) has temporarily suspended new creations of its shares until further notice.

In addition, since March 4, 2022, Cboe BZX Exchange, Inc., the listing exchange for VanEck Russia ETF (RSX) and VanEck Russia Small-Cap ETF (RSXJ) (together, the “Funds”), has halted trading of shares of the Funds. There can be no assurance that trading of shares of the Funds will resume.

Under current circumstances, it is not expected that the Funds will meet their investment objectives or investment strategies, and the Funds may experience increased tracking error, and, if or when trading in shares of the Funds’ resume, significant premiums or discounts to their NAVs and wider bid-ask spreads.

Needless to say, neither Fund has had an easy six-month period and many challenges remain. We are constantly assessing current market conditions and monitoring developments.

We encourage all shareholders to discuss their financial situation with their financial advisors. Should you have additional questions concerning this letter, please contact us at 1.800.826.2333.

Despite the foregoing, we thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each fund for the six-month period ended June 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

August 9, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 to June 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
Russia ETF
Actual	$1,000.00	$15.10	0.61%	$1.54
Hypothetical (b)	$1,000.00	$1,021.77	0.61%	$3.06
Russia Small-Cap ETF
Actual	$1,000.00	$19.40	0.75%	$1.90
Hypothetical (b)	$1,000.00	$1,021.08	0.75%	$3.76

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
2

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 14.7%
Banks: 0.0%
Sberbank of Russia PJSC # *∞ ø	46,050,016	$0
TCS Group Holding Plc (GDR) # *∞	1,390,470	0
VTB Bank PJSC #∞ ø	66,877,350,000	0
		0
Diversified Financials: 0.0%
Moscow Exchange MICEX-RTS PJSC # *∞	17,946,312	0
Energy: 0.0%
Gazprom PJSC (ADR) #∞	22,886,069	0
LUKOIL PJSC (ADR) #∞	2,063,982	0
Novatek PJSC (GDR) #∞	745,294	0
Rosneft Oil Co. PJSC (GDR) #∞	16,922,345	0
Surgutneftegas PJSC (ADR) #∞	13,963,457	0
Tatneft PJSC (ADR) #∞	3,393,156	0
		0
Food & Staples Retailing: 0.0%
Magnit PJSC (GDR) #∞	6,131,826	0
X5 Retail Group NV (GDR) #∞	1,970,269	0
		0
Materials: 0.0%
Alrosa PJSC #∞ ø	33,188,190	0
Evraz Plc #∞	266,000	0
MMC Norilsk Nickel PJSC (ADR) #∞	5,291,784	0
Novolipetsk Steel PJSC (GDR) #∞	2,227,246	0
PhosAgro PJSC (GDR) #∞	2,131,566	0
Polymetal International Plc #	2,980	6,472
Polyus PJSC (GDR) #∞	1,155,875	0
Raspadskaya OJSC #∞	745,520	0
Severstal PAO (GDR) #∞ ø	3,409,691	0
		6,472
Media & Entertainment: 0.0%
VK Co. Ltd. (GDR) # *∞	2,338,938	0
	Number of Shares	Value
Media & Entertainment (continued)
Yandex NV # *∞	1,754,686	$0
		0
Retailing: 0.0%
Ozon Holdings Plc (ADR) # * †∞	1,881,257	0
Telecommunication Services: 14.7%
Mobile TeleSystems PJSC (ADR) #∞	7,426,519	0
Rostelecom PJSC #∞	14,011,581	0
VEON Ltd. (ADR) *	12,299,567	5,657,801
		5,657,801
Utilities: 0.0%
Inter RAO UES PJSC #∞	482,502,010	0
Irkutsk Electronetwork Co. JSC # *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,845,370,895)		5,664,273

PREFERRED SECURITIES: 0.0% (Cost: $46,213,635)
Energy: 0.0%
Transneft PJSC	21,070	0

Total Investments Before Collateral for Securities Loaned: 14.7% (Cost: $1,891,584,530)		5,664,273

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5% (Cost: $2,115,505)
Money Market Fund: 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio	2,115,505	2,115,505
Total Investments: 20.2% (Cost: $1,893,700,035)		7,779,778
Other assets less liabilities: 79.8%		30,679,246
NET ASSETS: 100.0%		$38,459,024

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,472 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $0, or 0.0% of net assets
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is less than $1.

See Notes to Financial Statements

3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alrosa PJSC	03/18/2015	33,188,190	$47,849,866	$0	0.0%
Sberbank of Russia PJSC	11/09/2010	46,050,016	134,853,997	0	0.0%
Severstal PAO	10/03/2007	3,409,691	55,652,204	0	0.0%
VTB Bank PJSC	01/24/2008	66,877,350,000	51,496,596	0	0.0%
			$289,852,663	$0	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	99.9%	$5,657,801
Consumer Discretionary	0.0	0
Consumer Staples	0.0	0
Energy	0.0	0
Financials	0.0	0
Materials	0.1	6,472
Utilities	0.0	0
	100.0%	$5,664,273

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$—	$0	$0
Diversified Financials	—	—	0	0
Energy	—	—	0	0
Food & Staples Retailing	—	—	0	0
Materials	—	6,472	0	6,472
Media & Entertainment	—	—	0	0
Retailing	—	—	0	0
Telecommunication Services	5,657,801	—	0	5,657,801
Utilities	—	—	0	0
Preferred Securities *	—	—	0	0
Money Market Fund	2,115,505	—	—	2,115,505
Total Investments	$7,773,306	$6,472	$0	$7,779,778

*	See Schedule of Investments for industry sector breakouts.

Management has elected to apply a 100% discount for lack of marketability to all investments fair valued Level 3 due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2022:

Common Stock
Banks
Balance as of December 31, 2021	$–
Realized gain (loss)	4,674,687
Net change in unrealized appreciation (depreciation)	(269,150,290)
Purchases	263,903,779
Sales	(202,329,699)
Transfers in/out of level 3	202,901,523
Balance as of June 30, 2022	$0
Common Stock
Diversified Financials
Balance as of December 31, 2021	$–
Realized gain (loss)	205,077
Net change in unrealized appreciation (depreciation)	(33,262,019)
Purchases	10,209,933
Sales	(2,213,326)
Transfers in/out of level 3	25,060,335
Balance as of June 30, 2022	$0

See Notes to Financial Statements

4

Common Stock
Energy
Balance as of December 31, 2021	$–
Realized gain (loss)	11,410,019
Net change in unrealized appreciation (depreciation)	(750,496,616)
Purchases	289,513,701
Sales	(45,200,371)
Transfers in/out of level 3	494,773,267
Balance as of June 30, 2022	$0

Common Stock
Food & Staples Retailing
Balance as of December 31, 2021	$–
Realized gain (loss)	(39,899)
Net change in unrealized appreciation (depreciation)	(112,566,173)
Purchases	43,529,370
Sales	(6,875,408)
Transfers in/out of level 3	75,952,110
Balance as of June 30, 2022	$0

Common Stock
Materials
Balance as of December 31, 2021	$–
Realized gain (loss)	(38,263,295)
Net change in unrealized appreciation (depreciation)	(442,543,113)
Purchases	234,201,089
Sales	(70,309,230)
Transfers in/out of level 3	316,914,549
Balance as of June 30, 2022	$0

Common Stock
Media & Entertainment
Balance as of December 31, 2021	$–
Realized gain (loss)	1,264,392
Net change in unrealized appreciation (depreciation)	(97,182,050)
Purchases	31,457,241
Sales	(5,788,153)
Transfers in/out of level 3	70,248,570
Balance as of June 30, 2022	$0
Common Stock
Retailing
Balance as of December 31, 2021	$–
Realized gain (loss)	(279,706)
Net change in unrealized appreciation (depreciation)	(40,723,657)
Purchases	13,957,983
Sales	(2,320,574)
Transfers in/out of level 3	29,365,954
Balance as of June 30, 2022	$0

Common Stock
Telecommunication Services
Balance as of December 31, 2021	$–
Realized gain (loss)	(71,562)
Net change in unrealized appreciation (depreciation)	(66,079,554)
Purchases	27,541,024
Sales	(3,872,531)
Transfers in/out of level 3	42,482,623
Balance as of June 30, 2022	$0

Common Stock
Utilities
Balance as of December 31, 2021	$–
Realized gain (loss)	(50,575)
Net change in unrealized appreciation (depreciation)	(24,435,188)
Purchases	7,382,442
Sales	(1,696,888)
Transfers in/out of level 3	18,800,209
Balance as of June 30, 2022	$0

Preferred Securities
Energy
Balance as of December 31, 2021	$–
Realized gain (loss)	180,310
Net change in unrealized appreciation (depreciation)	(41,881,115)
Purchases	13,831,862
Sales	(2,781,681)
Transfers in/out of level 3	30,650,624
Balance as of June 30, 2022	$0

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC # *∞	21,005,200	$0
Commercial & Professional Services: 0.0%
HeadHunter Group Plc (ADR) #∞	31,919	0
Diversified Financials: 0.0%
SFI PJSC # *∞	2,663	0
Energy: 0.0%
Sovcomflot PJSC #∞	989,960	0
Food & Staples Retailing: 0.0%
Lenta International Co. PJSC (GDR) # *∞ ø	263,199	0
Food, Beverage & Tobacco: 0.0%
Beluga Group PJSC #∞	11,235	0
Ros Agro Plc (GDR) #∞	77,690	0
		0
Materials: 0.0%
Mechel PJSC # *∞	438,883	0
Raspadskaya OJSC #∞	703,205	0
Segezha Group PJSC 144A #∞	8,945,900	0
		0
Real Estate: 0.0%
Etalon Group Plc (GDR) #∞	394,873	0
LSR Group PJSC # *∞	103,574	0
Samolet Group #∞	16,988	0
		0
	Number of Shares	Value
Retailing: 0.0%
Detsky Mir PJSC 144A #∞	1,155,798	$0
M.Video PJSC #∞	110,194	0
		0
Telecommunication Services: 0.0%
Sistema PJSFC (GDR) #∞	330,632	0
Transportation: 0.0%
Aeroflot PJSC # *∞	1,885,382	0
Globaltrans Investment Plc (GDR) #∞	182,773	0
Novorossiysk Commercial Sea Port PJSC #∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC #∞	19,492,800	0
OGK-2 PJSC #∞	51,450,600	0
TGC-1 PJSC #∞	1,701,100,000	0
Unipro PJSC #∞	24,734,000	0
		0
Total Common Stocks (Cost: $24,419,120)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC	171,506	0

Total Investments: 0.0% (Cost: $24,760,732)		0
Other assets less liabilities: 100.0%		565,906
NET ASSETS: 100.0%		$565,906

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
ø	Restricted Security – the aggregate value of restricted securities is $0, or 0.0% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $0, or 0% of net assets.

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Lenta International Co. PJSC	09/21/2018	263,199	$853,436	$0	0.0%

See Notes to Financial Statements

6

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.1%	$0
Consumer Discretionary	8.3	0
Consumer Staples	12.5	0
Energy	4.2	0
Financials	8.4	0
Industrials	16.7	0
Materials	12.5	0
Real Estate	12.5	0
Utilities	20.8	0
	100.0%	$0

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	0	$0
Preferred Securities *	—	—	0	0
Total Investments	$—	$—	$0	$0

*	See Schedule of Investments for industry sector breakouts.

Management has elected to apply a 100% discount for lack of marketability to all investments fair valued Level 3 due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2022:

Common Stock
Banks
Balance as of December 31, 2021	$–
Realized gain (loss)	6,048
Net change in unrealized appreciation (depreciation)	(1,903,109)
Purchases	344,048
Sales	(259,994)
Transfers in/out of level 3	1,813,007
Balance as of June 30, 2022	$0

Common Stock
Commercial & Professional Services
Balance as of December 31, 2021	$–
Realized gain (loss)	(42,997)
Net change in unrealized appreciation (depreciation)	(1,547,548)
Purchases	234,109
Sales	(186,431)
Transfers in/out of level 3	1,542,867
Balance as of June 30, 2022	$0
Common Stock
Diversified Financials
Balance as of December 31, 2021	$–
Realized gain (loss)	–
Net change in unrealized appreciation (depreciation)	(18,689)
Purchases	–
Sales	–
Transfers in/out of level 3	18,689
Balance as of June 30, 2022	$0

Common Stock
Energy
Balance as of December 31, 2021	$–
Realized gain (loss)	(45,076)
Net change in unrealized appreciation (depreciation)	(916,307)
Purchases	175,558
Sales	(126,686)
Transfers in/out of level 3	912,511
Balance as of June 30, 2022	$0

Common Stock
Food & Staples Retailing
Balance as of December 31, 2021	$–
Realized gain (loss)	(63,239)
Net change in unrealized appreciation (depreciation)	(592,247)
Purchases	103,444
Sales	(81,919)
Transfers in/out of level 3	633,961
Balance as of June 30, 2022	$0

See Notes to Financial Statements

7

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Common Stock
Food, Beverage & Tobacco
Balance as of December 31, 2021	$–
Realized gain (loss)	(30,196)
Net change in unrealized appreciation (depreciation)	(1,657,032)
Purchases	286,627
Sales	(222,244)
Transfers in/out of level 3	1,622,845
Balance as of June 30, 2022	$0

Common Stock
Materials
Balance as of December 31, 2021	$–
Realized gain (loss)	(12,468)
Net change in unrealized appreciation (depreciation)	(6,219,723)
Purchases	3,683,257
Sales	(273,554)
Transfers in/out of level 3	2,822,488
Balance as of June 30, 2022	$0

Common Stock
Real Estate
Balance as of December 31, 2021	$–
Realized gain (loss)	(194,710)
Net change in unrealized appreciation (depreciation)	(2,152,412)
Purchases	456,600
Sales	(350,409)
Transfers in/out of level 3	2,240,931
Balance as of June 30, 2022	$0

Common Stock
Retailing
Balance as of December 31, 2021	$–
Realized gain (loss)	(77,967)
Net change in unrealized appreciation (depreciation)	(2,422,097)
Purchases	389,034
Sales	(312,558)
Transfers in/out of level 3	2,423,588
Balance as of June 30, 2022	$0
Common Stock
Telecommunication Services
Balance as of December 31, 2021	$–
Realized gain (loss)	(140,603)
Net change in unrealized appreciation (depreciation)	(1,878,888)
Purchases	326,633
Sales	(243,618)
Transfers in/out of level 3	1,936,476
Balance as of June 30, 2022	$0

Common Stock
Transportation
Balance as of December 31, 2021	$–
Realized gain (loss)	(127,268)
Net change in unrealized appreciation (depreciation)	(3,631,399)
Purchases	610,743
Sales	(488,585)
Transfers in/out of level 3	3,636,509
Balance as of June 30, 2022	$0

Common Stock
Utilities
Balance as of December 31, 2021	$–
Realized gain (loss)	(23,548)
Net change in unrealized appreciation (depreciation)	(2,019,159)
Purchases	356,705
Sales	(268,080)
Transfers in/out of level 3	1,954,082
Balance as of June 30, 2022	$0

Preferred Securities
Utilities
Balance as of December 31, 2021	$–
Realized gain (loss)	1,992
Net change in unrealized appreciation (depreciation)	(381,457)
Purchases	63,913
Sales	(50,575)
Transfers in/out of level 3	366,127
Balance as of June 30, 2022	$0

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$5,664,273	$—
Short-term investments held as collateral for securities loaned (3)	2,115,505	—
Cash	33,787,824	776,608
Cash denominated in foreign currency, at value (4)	14,662	568
Receivables:
Due from Adviser	—	4,736
Dividends and interest	1,674	—
Prepaid expenses	3,375	66
Total assets	41,587,313	781,978
Liabilities:
Payables:
Collateral for securities loaned	2,115,505	—
Due to Adviser	180,902	—
Deferred Trustee fees	172,783	3,221
Accrued expenses	659,099	212,851
Total liabilities	3,128,289	216,072
NET ASSETS	$38,459,024	$565,906
Shares outstanding	95,900,000	883,318
Net asset value, redemption and offering price per share	$0.40	$0.64
Net Assets consist of:
Aggregate paid in capital	$3,583,031,670	$43,637,908
Total distributable earnings (loss)	(3,544,572,646)	(43,072,002)
NET ASSETS	$38,459,024	$565,906
(1) Value of securities on loan	$—	$—
(2) Cost of investments - Unaffiliated issuers	$1,891,584,530	$24,760,732
(3) Cost of short-term investments held as collateral for securities loaned	$2,115,505	$—
(4) Cost of cash denominated in foreign currency	$15,023	$613

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Income:
Dividends	$6,029,128	$124,416
Interest	38,348	1,196
Securities lending income	18,176	4,137
Foreign taxes withheld	(931,036)	(18,453)
Total income	5,154,616	111,296
Expenses:
Management fees	1,089,445	20,102
Professional fees	25,336	23,505
Custody and accounting fees	205,397	27,123
Reports to shareholders	30,014	4,245
Trustees’ fees and expenses	16,082	472
Registration fees	1,722	2,037
Insurance	12,584	812
Interest	8,375	0
Other	4,334	563
Total expenses	1,393,289	78,859
Waiver of management fees	—	(20,102)
Expenses assumed by the Adviser	—	(27,208)
Net expenses	1,393,289	31,549
Net investment income	3,761,327	79,747

Net realized gain (loss) on:
Investments	(126,365,592)	(2,282,770)
In-kind redemptions	22,896,653	—
Foreign currency transactions and foreign denominated assets and liabilities	8,318	4,421
Net realized loss	(103,460,621)	(2,278,349)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,877,508,334)	(25,625,540)
Foreign currency transactions and foreign denominated assets and liabilities	88	2,553
Net change in unrealized appreciation (depreciation)	(1,877,508,246)	(25,622,987)
Net Decrease in Net Assets Resulting from Operations	$(1,977,207,540)	$(27,821,589)

See Notes to Financial Statements

10

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,761,327	$84,131,813	$79,747	$946,084
Net realized gain (loss)	(103,460,621)	203,235,534	(2,278,349)	(508,274)
Net change in unrealized appreciation (depreciation)	(1,877,508,246)	678,586	(25,622,987)	(1,125,055)
Net increase (decrease) in net assets resulting from operations	(1,977,207,540)	288,045,933	(27,821,589)	(687,245)

Distributions to shareholders from:
Distributable earnings	—	(80,501,120)	—	(1,464,299)
Return of capital	—	—	—	(60,709)
Total distributions	—	(80,501,120)	—	(1,525,008)

Share transactions*:
Proceeds from sale of shares	762,309,618	378,385,798	4,207,919	—
Cost of shares redeemed	(122,926,443)	(830,831,688)	—	(5,605,927)
Increase (decrease) in net assets resulting from share transactions	639,383,175	(452,445,890)	4,207,919	(5,605,927)
Total decrease in net assets	(1,337,824,365)	(244,901,077)	(23,613,670)	(7,818,180)
Net Assets, beginning of period	1,376,283,389	1,621,184,466	24,179,576	31,997,756
Net Assets, end of period	$38,459,024	$1,376,283,389	$565,906	$24,179,576
*Shares of Common Stock Issued (no par value)
Shares sold	49,250,000	12,900,000	150,000	—
Shares redeemed	(4,800,000)	(29,500,000)	—	(150,000)
Net increase (decrease)	44,450,000	(16,600,000)	150,000	(150,000)

See Notes to Financial Statements

11

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Period Ended June 30, 2022 (unaudited)

	Russia ETF		Russia Small-cap ETF
Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(1,977,207,540)		$(27,821,589)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Investment securities purchased	(13,865,249)	(1)	(3,227,428)	(2)
Investment securities sold	20,512,578	(3)	3,747,112
Decrease in dividends and interest receivable	12,124,356		68,930
Decrease in prepaid expenses	3,560		635
Decrease in investment securities sold	—		24,138
Decrease in investment securities purchased	(516,151)		—
Decrease in due to Adviser	(434,866)		(31,993)
Decrease in accrued expenses	(221,198)		(11,389)
Decrease in deferred trustee fees	(30,964)		(591)
Net change in unrealized depreciation from investments	1,877,508,334		25,625,541
Net realized loss on investments in securities	126,380,310		2,282,770
Net realized gain on in-kind redemptions	(22,896,653)		—
Net cash used in operating activities	21,356,517		656,136

Cash Flows from Financing Activities
Decrease in line of credit borrowing	(6,501,506)		—
Proceeds from shares sold	19,054,506	(1)	596	(2)
Cost of shares redeemed	(108,456)	(3)	—
Net cash provided by financing activities	12,444,544		596
Net change in cash	33,801,061		656,732
Cash at beginning of year (including foreign currency)	1,425		120,444
Cash at end of year (including foreign currency)	$33,802,486		$777,176

Supplemental disclosure of cash flow information
Interest expense paid during the period	$8,375		$—

(1)	Amount shown excludes in-kind subscriptions of $743,255,112
(2)	Amount shown excludes in-kind subscriptions of $4,207,323
(3)	Amount shown excludes in-kind redemptions of $122,817,987

See Notes to Financial Statements

12

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$26.75		$23.82	$24.96	$18.79	$21.14	$21.09
Net investment income (a)	0.05		1.39	0.97	1.20	0.88	0.71
Net realized and unrealized gain (loss) on investments	(26.40)		3.06	(1.31)	6.39	(2.26)	0.25
Total from investment operations	(26.35)		4.45	(0.34)	7.59	(1.38)	0.96
Distributions from:
Net investment income	—		(1.52)	(0.79)	(1.42)	(0.97)	(0.91)
Return of capital	—		—	(0.01)	—	—	—
Total distributions	—		(1.52)	(0.80)	(1.42)	(0.97)	(0.91)
Net asset value, end of period	$0.40		$26.75	$23.82	$24.96	$18.79	$21.14
Total return (b)	(98.49)%	(c)	18.74%	(1.38)%	40.40%	(6.47)%	4.62%

Ratios to average net assets
Gross expenses	0.61%	(d)	0.56%	0.61%	0.67%	0.65%	0.72%
Net expenses	0.61%	(d)	0.56%	0.61%	0.67%	0.65%	0.67%
Net expenses excluding interest and a portion of depositary receipt fees (e)	0.61%	(d)	0.56%	0.60%	0.65%	0.64%	0.66%
Net investment income	1.65%	(d)	4.99%	4.45%	5.40%	4.09%	3.40%
Supplemental data
Net assets, end of period (in millions)	$38		$1,376	$1,621	$1,282	$1,326	$1,807
Portfolio turnover rate (f)	2%	(c)	20%	25%	15%	20%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets (See Note 3).
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

13

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
	Period		Year Ended December 31,
	Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$32.97		$36.22	$35.94	$27.61	$40.68	$38.04
Net investment income (a)	0.09		1.12	1.12	1.53	1.17	1.17
Net realized and unrealized gain (loss) on investments	(32.42)		(2.29)	0.74	8.45	(13.02)	2.94
Total from investment operations	(32.33)		(1.17)	1.86	9.98	(11.85)	4.11
Distributions from:
Net investment income	—		(2.00)	(1.58)	(1.65)	(1.22)	(1.47)
Return of capital	—		(0.08)	—	—	—	—
Total distributions	—		(2.08)	(1.58)	(1.65)	(1.22)	(1.47)
Net asset value, end of period	$0.64		$32.97	$36.22	$35.94	$27.61	$40.68
Total return (b)	(98.06)%	(c)	(3.29)%	5.23%	36.17%	(29.09)%	11.01%

Ratios to average net assets
Gross expenses	1.87%	(d)	1.08%	1.31%	1.20%	0.94%	0.82%
Net expenses	0.75%	(d)	0.75%	0.75%	0.77%	0.76%	0.76%
Net expenses excluding interest and a portion of depositary receipt fees (e)	0.75%	(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.89%	(d)	3.01%	3.45%	4.67%	3.22%	2.87%
Supplemental data
Net assets, end of period (in millions)	$1		$24	$32	$35	$33	$58
Portfolio turnover rate (f)	37%	(c)	47%	47%	30%	49%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets (See Note 3).
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

14

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Russia	ETF Non-Diversified
Russia Small-Cap ETF	Non-Diversified

Russia’s large-scale invasion of Ukraine on February 24, 2022, and the geo-political events that followed have significantly adversely impacted the Funds’ operations. As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The holdings of the Funds at June 30, 2022 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these securities and Ruble currency as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
16

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2022 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser voluntarily agreed to waive all of its management fee payable by each Fund. The Adviser may eliminate such management fee waiver in its sole discretion at any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses; and for Russia ETF and Russia Small-Cap ETF, depositary receipt fees up to 0.10% and 0.08% of average daily net assets, respectively) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/ assumed by the Adviser for the period ended June 30, 2022.

The management fee rates and expense limitations for the period ended June 30, 2022, are as follows:

Fund	Management Fees	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Since March 2, 2022, VanEck Russia Small-Cap ETF has temporarily suspended new creations of its shares until further notice and since March 3, 2022, VanEck Russia ETF has temporarily suspended new creations of its shares until further notice in light of current circumstances.

Note 5—Investments—For the period ended June 30, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Russia ETF	$13,865,249	$20,512,578	$743,255,112	$122,817,987
Russia Small-Cap ETF	3,227,428	3,747,112	4,207,323	—

Note 6—Income Taxes—As of June 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,900,362,243	$–	$(1,892,582,465)	$(1,892,582,465)
Russia Small-Cap ETF	25,357,439	–	(25,357,439)	(25,357,439)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2021, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Russia ETF	$(223,502,010)	$(1,333,419,868)	$(1,556,921,878)
Russia Small-Cap ETF	(4,154,961)	(11,353,927)	(15,508,888)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have

18

exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced and may continue to experience significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause

19

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2022 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ remaining securities on loan and related collateral as of June 30, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$2,115,505	$6,185,744	$8,301,249

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$2,115,505
* *Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The participating Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. As of February 25, 2022 the Funds ceased participation in the Facility. Activity below represents activity from January 1, 2022 through February 25, 2022:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Russia ETF	38	$4,898,797	1.43%

Note 11—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

20

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChiNext ETF, Digital India ETF, Egypt Index ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium + Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck China Growth Leaders ETF and ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. They also considered the fact that each of the VanEck Digital India ETF and Green Metals ETF had only recently commenced operations and therefore each had a limited operational history that could be used for comparative purposes, since tracking error measurements and the performance comparisons provided by Broadridge were not available for each Fund. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered the Adviser’s efforts to navigate significant regulatory restrictions and other operational challenges in managing the VanEck Russia ETF and Russia Small-Cap ETF during recent periods.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, (i) (with respect to the VanEck Digital India ETF, Green Metals ETF, Natural Resources ETF and Oil Services ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to all other Funds) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds

21

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2022 (unaudited) (continued)

to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub- Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub- Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Rare Earth/Strategic Metals ETF and Steel ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Agribusiness ETF, Oil Services ETF, Russia ETF and Vietnam ETF had management fees (after the effect of any applicable fee waiver) above the average and equal to the median of its respective peer group of funds, and each of the VanEck Digital India ETF, Green Metals ETF and Natural Resources ETF had management fees above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Brazil Small-Cap ETF, Gold Miners ETF, Indonesia Index ETF and Oil Services ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, each of the VanEck Israel ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and above the median of its respective peer group of funds, and Junior Gold Miners ETF had a total expense ratio (after the effect of any applicable expense limitation) equal to the average and above the median of its respective peer group of funds, each of ChiNext ETF, Digital India ETF, Green Metals ETF, India Growth Leaders ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its respective peer group of funds, and each of the VanEck Africa Index ETF, Egypt Index ETF, Russia Small-Cap ETF and Uranium + Nuclear Energy ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. With respect to the VanEck Russia ETF and Russia Small-Cap ETF, the Trustees noted that the Adviser had voluntarily agreed to waive all of the Funds’ management fees beginning March 11, 2022 (although such waiver could be terminated at any time). The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

22

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

23

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2021 to December 31, 2021 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

24

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	RUSSIASAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(3)

Ernst & Young LLP (EY) served as the independent registered public accounting firm for the Funds of the VanEck ETF Trust (comprising of Africa Index ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChiNext ETF, Egypt Index ETF, India Growth Leaders, Indonesia Index ETF, Israel ETF, Russia ETF, Russia Small-Cap ETF, Vietnam ETF, Agribusiness ETF, Future of Food ETF, Gold Miners ETF, Green Metals ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Steel ETF, Uranium+Nuclear Energy ETF and Bitcoin Strategy ETF) for the fiscal years ended December 31, 2020 and December 31, 2021. EY’s reports on the financial statements for the fiscal years ended December 31, 2020 and December 31, 2021 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. Through June 7, 2022, the date of dismissal, and during such fiscal year-ends, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which agreements, if not resolved to the satisfaction of EY, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On June 7, 2022, the Audit Committee and the Trust’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2022, thereby replacing EY effective upon completion of their December 31, 2021 audits and issuance of their reports thereon. Through June 7, 2022 and during the Funds’ fiscal years ended December 31, 2020 and December 31, 2021, neither the Trust nor the Funds’, nor anyone in their behalf, consulted with PwC on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Funds have requested that Ernst & Young furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an Exhibit to this Form N-CSR

(a)(4)	The Ernst & Young Letter: SEC Filing Response - Change in auditors - VanEck Funds is attached as EX-99.EY-SEC FILING RESPONSE - CHANGE IN AUDITORS

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 8, 2022

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 8, 2022